UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22019
First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Consumer Discretionary
AlphaDEX® Fund
FXD | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$32	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,610,481,150
Total number of portfolio holdings	125
Portfolio turnover rate	36%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Spotify Technology S.A.	1.6%
Carvana Co.	1.6%
Dutch Bros, Inc., Class A	1.6%
Royal Caribbean Cruises Ltd.	1.5%
Live Nation Entertainment, Inc.	1.5%
Norwegian Cruise Line Holdings Ltd.	1.5%
TKO Group Holdings, Inc.	1.5%
Dillard’s, Inc., Class A	1.4%
Toll Brothers, Inc.	1.4%
Fox Corp., Class A	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Consumer Staples
AlphaDEX® Fund
FXG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$31	0.62%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$301,731,602
Total number of portfolio holdings	41
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CVS Health Corp.	5.2%
Darling Ingredients, Inc.	4.6%
Performance Food Group Co.	4.4%
Pilgrim’s Pride Corp.	4.2%
Archer-Daniels-Midland Co.	4.2%
Ingredion, Inc.	4.1%
Bunge Global S.A.	4.0%
Molson Coors Beverage Co., Class B	3.9%
Freshpet, Inc.	3.6%
McKesson Corp.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Energy AlphaDEX® Fund
FXN | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$30	0.62%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$385,834,848
Total number of portfolio holdings	42
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Civitas Resources, Inc.	4.5%
Ovintiv, Inc.	4.2%
Devon Energy Corp.	4.2%
Matador Resources Co.	4.2%
Permian Resources Corp.	4.1%
NOV, Inc.	4.0%
Chord Energy Corp.	3.9%
APA Corp.	3.9%
Coterra Energy, Inc.	3.5%
Valero Energy Corp.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Financials AlphaDEX® Fund
FXO | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$32	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$2,251,610,136
Total number of portfolio holdings	105
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
KKR & Co., Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Goldman Sachs Group (The), Inc.	1.8%
Blue Owl Capital, Inc.	1.8%
Morgan Stanley	1.7%
MGIC Investment Corp.	1.7%
TPG, Inc.	1.7%
Markel Group, Inc.	1.7%
Lazard, Inc.	1.7%
Assured Guaranty Ltd.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Health Care AlphaDEX® Fund
FXH | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$31	0.61%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,081,223,674
Total number of portfolio holdings	77
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Royalty Pharma PLC, Class A	2.6%
Intra-Cellular Therapies, Inc.	2.5%
Acadia Healthcare Co., Inc.	2.4%
Natera, Inc.	2.3%
Tenet Healthcare Corp.	2.3%
Doximity, Inc., Class A	2.3%
Premier, Inc., Class A	2.2%
Centene Corp.	2.2%
Universal Health Services, Inc., Class B	2.2%
Cardinal Health, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Industrials/Producer Durables
AlphaDEX® Fund
FXR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$2,031,635,477
Total number of portfolio holdings	138
Portfolio turnover rate	34%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oshkosh Corp.	1.4%
Builders FirstSource, Inc.	1.4%
Howmet Aerospace, Inc.	1.4%
Shift4 Payments, Inc., Class A	1.4%
CNH Industrial N.V.	1.3%
Genpact Ltd.	1.3%
ADT, Inc.	1.3%
Axon Enterprise, Inc.	1.3%
Owens Corning	1.3%
MSC Industrial Direct Co., Inc., Class A	1.3%
Sector Allocation

Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Materials AlphaDEX® Fund
FXZ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$30	0.63%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$263,021,343
Total number of portfolio holdings	38
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
FMC Corp.	5.2%
Steel Dynamics, Inc.	5.1%
Nucor Corp.	4.9%
Eastman Chemical Co.	4.9%
Reliance, Inc.	4.8%
Celanese Corp.	4.6%
LyondellBasell Industries N.V., Class A	4.6%
Air Products and Chemicals, Inc.	4.2%
Mosaic (The) Co.	4.1%
Timken (The) Co.	4.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Technology AlphaDEX® Fund
FXL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$33	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,485,668,211
Total number of portfolio holdings	103
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Twilio, Inc., Class A	2.1%
Concentrix Corp.	1.9%
Pegasystems, Inc.	1.8%
AppLovin Corp., Class A	1.8%
DoorDash, Inc., Class A	1.7%
Toast, Inc., Class A	1.7%
Palantir Technologies, Inc., Class A	1.7%
Micron Technology, Inc.	1.7%
GoDaddy, Inc., Class A	1.7%
DocuSign, Inc.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Utilities AlphaDEX® Fund
FXU | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$33	0.62%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$326,584,557
Total number of portfolio holdings	41
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vistra Corp.	5.0%
UGI Corp.	4.4%
Exelon Corp.	4.3%
Consolidated Edison, Inc.	4.3%
Evergy, Inc.	4.3%
Pinnacle West Capital Corp.	4.2%
MDU Resources Group, Inc.	4.0%
American Electric Power Co., Inc.	3.5%
Duke Energy Corp.	3.4%
OGE Energy Corp.	3.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Large Cap Core
AlphaDEX® Fund
FEX | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$30	0.57%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,326,220,656
Total number of portfolio holdings	378
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Robinhood Markets, Inc., Class A	0.6%
CVS Health Corp.	0.5%
Builders FirstSource, Inc.	0.5%
Howmet Aerospace, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
AppLovin Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
DoorDash, Inc., Class A	0.5%
Steel Dynamics, Inc.	0.5%
LPL Financial Holdings, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Mid Cap Core AlphaDEX® Fund
FNX | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$30	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,271,459,525
Total number of portfolio holdings	453
Portfolio turnover rate	47%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hims & Hers Health, Inc.	0.5%
Corcept Therapeutics, Inc.	0.5%
Sprouts Farmers Market, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
Oshkosh Corp.	0.4%
Concentrix Corp.	0.4%
Maplebear, Inc.	0.4%
Pegasystems, Inc.	0.4%
Shift4 Payments, Inc., Class A	0.4%
FMC Corp.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Small Cap Core
AlphaDEX® Fund
FYX | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$30(1)	0.58%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$971,744,724
Total number of portfolio holdings	528
Portfolio turnover rate	50%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.1%
Bank of America Corp.	1.0%
Brinker International, Inc.	0.4%
Alignment Healthcare, Inc.	0.4%
Stride, Inc.	0.4%
EchoStar Corp., Class A	0.4%
SkyWest, Inc.	0.4%
Masterbrand, Inc.	0.4%
Adtalem Global Education, Inc.	0.4%
OSI Systems, Inc.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Large Cap Value
AlphaDEX® Fund
FTA | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$30	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,187,700,396
Total number of portfolio holdings	189
Portfolio turnover rate	33%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CVS Health Corp.	1.1%
Steel Dynamics, Inc.	1.0%
Delta Air Lines, Inc.	1.0%
Nucor Corp.	1.0%
Coterra Energy, Inc.	1.0%
Valero Energy Corp.	1.0%
Ally Financial, Inc.	0.9%
CF Industries Holdings, Inc.	0.9%
Toll Brothers, Inc.	0.9%
Reliance, Inc.	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Large Cap Growth
AlphaDEX® Fund
FTC | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$32	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,157,320,983
Total number of portfolio holdings	189
Portfolio turnover rate	56%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Robinhood Markets, Inc., Class A	1.2%
Vistra Corp.	1.0%
Carvana Co.	1.0%
Howmet Aerospace, Inc.	1.0%
Royal Caribbean Cruises Ltd.	1.0%
Williams-Sonoma, Inc.	1.0%
AppLovin Corp., Class A	1.0%
KKR & Co., Inc.	1.0%
DoorDash, Inc., Class A	1.0%
LPL Financial Holdings, Inc.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Multi Cap Value
AlphaDEX® Fund
FAB | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$135,041,342
Total number of portfolio holdings	677
Portfolio turnover rate	42%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	0.7%
CVS Health Corp.	0.5%
Steel Dynamics, Inc.	0.5%
Delta Air Lines, Inc.	0.5%
Nucor Corp.	0.5%
Coterra Energy, Inc.	0.5%
Valero Energy Corp.	0.5%
Ally Financial, Inc.	0.5%
CF Industries Holdings, Inc.	0.5%
Toll Brothers, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Multi Cap Growth
AlphaDEX® Fund
FAD | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$34	0.62%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$239,237,017
Total number of portfolio holdings	679
Portfolio turnover rate	56%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Robinhood Markets, Inc., Class A	0.6%
Vistra Corp.	0.5%
Carvana Co.	0.5%
Howmet Aerospace, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Williams-Sonoma, Inc.	0.5%
AppLovin Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
DoorDash, Inc., Class A	0.5%
LPL Financial Holdings, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Mid Cap Value AlphaDEX® Fund
FNK | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$35	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$230,488,795
Total number of portfolio holdings	228
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oshkosh Corp.	0.9%
Concentrix Corp.	0.9%
FMC Corp.	0.8%
Mosaic (The) Co.	0.8%
ADT, Inc.	0.8%
Civitas Resources, Inc.	0.8%
MGIC Investment Corp.	0.8%
Radian Group, Inc.	0.8%
Essent Group Ltd.	0.8%
Taylor Morrison Home Corp.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNK to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Mid Cap Growth
AlphaDEX® Fund
FNY | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$37	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$422,347,406
Total number of portfolio holdings	228
Portfolio turnover rate	63%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hims & Hers Health, Inc.	1.1%
Corcept Therapeutics, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
Interactive Brokers Group, Inc., Class A	0.9%
Guardant Health, Inc.	0.9%
Maplebear, Inc.	0.8%
Pegasystems, Inc.	0.8%
Shift4 Payments, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
ExlService Holdings, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Small Cap Value
AlphaDEX® Fund
FYT | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$35(1)	0.70%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$172,640,965
Total number of portfolio holdings	265
Portfolio turnover rate	57%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.3%
Bank of America Corp.	1.2%
Customers Bancorp, Inc.	0.7%
AMN Healthcare Services, Inc.	0.7%
DNOW, Inc.	0.7%
Viasat, Inc.	0.7%
Dana, Inc.	0.7%
Green Brick Partners, Inc.	0.7%
Premier, Inc., Class A	0.7%
Graham Holdings Co., Class B	0.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Small Cap Growth
AlphaDEX® Fund
FYC | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$37(1)	0.70%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$476,058,296
Total number of portfolio holdings	267
Portfolio turnover rate	65%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.2%
Bank of America Corp.	1.1%
Brinker International, Inc.	0.8%
Alignment Healthcare, Inc.	0.8%
Stride, Inc.	0.8%
EchoStar Corp., Class A	0.7%
SkyWest, Inc.	0.7%
Adtalem Global Education, Inc.	0.7%
OSI Systems, Inc.	0.7%
Enova International, Inc.	0.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded AlphaDEX® Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2025
AlphaDEX® Sector Funds
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Semi-Annual Financial Statements and Other Information
January 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobile Components — 5.0%
357,858	Aptiv PLC (a)	$22,337,496
680,821	BorgWarner, Inc.	21,718,190
602,665	Gentex Corp.	15,621,077
228,546	Lear Corp.	21,503,893
		81,180,656
	Automobiles — 5.5%
1,748,946	Ford Motor Co.	17,629,376
406,293	General Motors Co.	20,095,252
718,329	Harley-Davidson, Inc.	19,437,983
32,154	Tesla, Inc. (a)	13,009,508
180,906	Thor Industries, Inc.	18,604,373
		88,776,492
	Broadline Retail — 6.6%
78,922	Amazon.com, Inc. (a)	18,758,181
590,807	Coupang, Inc. (a)	13,889,873
50,130	Dillard’s, Inc., Class A	23,466,354
139,747	eBay, Inc.	9,430,127
1,541,542	Kohl’s Corp.	20,363,770
1,022,717	Macy’s, Inc.	15,933,931
37,871	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,222,995
		106,065,231
	Commercial Services & Supplies — 0.3%
72,408	Copart, Inc. (a)	4,194,595
	Consumer Staples Distribution & Retail — 3.0%
46,510	BJ’s Wholesale Club Holdings, Inc. (a)	4,606,816
14,174	Costco Wholesale Corp.	13,888,819
228,363	Dollar General Corp.	16,227,475
96,065	Target Corp.	13,248,324
		47,971,434
	Distributors — 1.6%
74,144	Genuine Parts Co.	8,619,240
471,147	LKQ Corp.	17,616,186
		26,235,426
	Diversified Consumer Services — 2.9%
37,486	Bright Horizons Family Solutions, Inc. (a)	4,595,784
53,400	Duolingo, Inc. (a)	19,437,066
79,280	Grand Canyon Education, Inc. (a)	13,924,739
163,840	H&R Block, Inc.	9,061,990
		47,019,579
Shares	Description	Value

	Entertainment — 9.6%
233,575	Liberty Media Corp.-Liberty Formula One, Class C (a)	$22,353,128
167,128	Live Nation Entertainment, Inc. (a)	24,180,079
57,542	Madison Square Garden Sports Corp. (a)	12,651,760
19,427	Netflix, Inc. (a)	18,975,517
299,248	ROBLOX Corp., Class A (a)	21,267,555
48,379	Spotify Technology S.A. (a)	26,538,300
152,300	TKO Group Holdings, Inc. (a)	23,638,483
37,321	Walt Disney (The) Co.	4,219,512
		153,824,334
	Ground Transportation — 1.1%
322,132	Lyft, Inc., Class A (a)	4,361,667
202,746	U-Haul Holding Co.	13,125,776
		17,487,443
	Hotels, Restaurants & Leisure — 18.0%
111,377	Aramark	4,333,679
2,616	Booking Holdings, Inc.	12,393,457
179,017	Boyd Gaming Corp.	13,721,653
259,047	Caesars Entertainment, Inc. (a)	9,338,644
347,404	Carnival Corp. (a)	9,612,669
76,749	Cava Group, Inc. (a)	10,364,952
68,913	Chipotle Mexican Grill, Inc. (a)	4,021,074
60,975	Choice Hotels International, Inc. (b)	8,983,447
31,118	Churchill Downs, Inc.	3,845,562
69,559	Darden Restaurants, Inc.	13,580,699
111,707	DraftKings, Inc., Class A (a)	4,686,109
413,198	Dutch Bros, Inc., Class A (a)	25,833,139
92,925	Expedia Group, Inc. (a)	15,885,529
35,025	Hilton Worldwide Holdings, Inc.	8,968,852
110,299	Hyatt Hotels Corp., Class A	17,452,611
168,560	Las Vegas Sands Corp.	7,725,105
144,610	Marriott Vacations Worldwide Corp.	12,547,810
249,851	MGM Resorts International (a)	8,614,862
841,168	Norwegian Cruise Line Holdings Ltd. (a)	23,847,113
131,344	Planet Fitness, Inc., Class A (a)	14,206,167
93,819	Royal Caribbean Cruises Ltd.	25,012,145
71,973	Texas Roadhouse, Inc.	13,034,310
82,367	Travel + Leisure Co.	4,477,470
22,168	Vail Resorts, Inc.	3,771,220
85,894	Wyndham Hotels & Resorts, Inc.	9,020,588
48,230	Wynn Resorts Ltd.	4,188,776
		289,467,642
	Household Durables — 9.1%
154,795	D.R. Horton, Inc.	21,965,411
See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
20,146	Garmin Ltd.	$4,348,514
158,709	Lennar Corp., Class A	20,828,969
1,589	NVR, Inc. (a)	12,737,710
198,746	PulteGroup, Inc.	22,613,320
177,841	SharkNinja, Inc. (a)	19,884,402
152,713	Tempur Sealy International, Inc.	9,642,299
171,838	Toll Brothers, Inc.	23,337,319
113,434	Whirlpool Corp.	11,911,704
		147,269,648
	Leisure Products — 2.6%
976,569	Mattel, Inc. (a)	18,203,246
225,370	Polaris, Inc.	10,750,149
337,209	YETI Holdings, Inc. (a)	12,564,408
		41,517,803
	Media — 5.2%
445,519	Fox Corp., Class A	22,801,662
463,453	Interpublic Group of (The) Cos., Inc.	13,287,197
79,837	New York Times (The) Co., Class A	4,335,149
150,891	News Corp., Class A	4,243,055
109,607	Nexstar Media Group, Inc.	16,793,985
100,620	Omnicom Group, Inc.	8,732,810
110,490	Trade Desk (The), Inc., Class A (a)	13,112,953
		83,306,811
	Passenger Airlines — 4.2%
133,704	Alaska Air Group, Inc. (a)	9,793,818
1,241,722	American Airlines Group, Inc. (a)	21,009,936
286,192	Delta Air Lines, Inc.	19,252,136
123,603	Southwest Airlines Co.	3,795,848
133,738	United Airlines Holdings, Inc. (a)	14,154,830
		68,006,568
	Personal Care Products — 0.8%
1,243,863	Coty, Inc., Class A (a)	9,117,516
33,096	elf Beauty, Inc. (a)	3,306,621
		12,424,137
	Specialized REITs — 0.1%
79,683	Millrose Properties, Inc. (a) (c) (d)	840,656
	Specialty Retail — 16.6%
183,068	Advance Auto Parts, Inc.	8,878,798
101,946	AutoNation, Inc. (a)	19,221,918
1,296	AutoZone, Inc. (a)	4,341,872
334,949	Bath & Body Works, Inc.	12,597,432
Shares	Description	Value

	Specialty Retail (Continued)
151,352	Best Buy Co., Inc.	$12,995,083
60,739	Burlington Stores, Inc. (a)	17,245,624
105,887	CarMax, Inc. (a)	9,068,163
106,429	Carvana Co. (a)	26,339,049
56,747	Dick’s Sporting Goods, Inc.	13,622,117
82,481	Five Below, Inc. (a)	7,735,068
732,737	Gap (The), Inc.	17,636,980
10,683	Home Depot (The), Inc.	4,401,182
48,441	Lithia Motors, Inc.	18,218,660
16,837	Lowe’s Cos., Inc.	4,378,294
17,253	Murphy USA, Inc.	8,676,706
7,302	O’Reilly Automotive, Inc. (a)	9,451,855
113,583	Penske Automotive Group, Inc.	18,812,752
43,992	RH (a)	18,437,487
27,470	Ross Stores, Inc.	4,135,883
71,661	TJX (The) Cos., Inc.	8,942,576
19,906	Ulta Beauty, Inc. (a)	8,204,258
70,128	Williams-Sonoma, Inc.	14,822,956
		268,164,713
	Textiles, Apparel & Luxury Goods — 7.8%
399,394	Carter’s, Inc.	21,535,324
103,148	Columbia Sportswear Co.	9,107,968
197,601	Crocs, Inc. (a)	20,169,134
85,254	Deckers Outdoor Corp. (a)	15,120,649
22,638	Lululemon Athletica, Inc. (a)	9,376,660
54,915	NIKE, Inc., Class B	4,222,964
204,663	PVH Corp.	18,337,805
17,992	Ralph Lauren Corp.	4,492,602
257,505	Skechers USA, Inc., Class A (a)	19,400,427
63,607	Tapestry, Inc.	4,639,495
		126,403,028
	Total Common Stocks	1,610,156,196
	(Cost $1,383,343,781)
MONEY MARKET FUNDS — 0.1%
1,179,312	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (e)	1,179,312
	(Cost $1,179,312)

See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$3,709,787	Bank of America Corp., 4.34% (e), dated 01/31/25, due 02/03/25, with a maturity value of $3,711,129. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $3,783,983. (f)	$3,709,787
3,861,207	Mizuho Financial Group, Inc., 4.33% (e), dated 01/31/25, due 02/03/25, with a maturity value of $3,862,600. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $3,938,431. (f)	3,861,207
	Total Repurchase Agreements	7,570,994
	(Cost $7,570,994)

	Total Investments — 100.5%	1,618,906,502
	(Cost $1,392,094,087)
	Net Other Assets and Liabilities — (0.5)%	(8,425,352)
	Net Assets — 100.0%	$1,610,481,150

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,385,358 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,570,994.

(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $840,656 or 0.1% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of January 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Specialized REITs	$ 840,656	$ —	$ —	$ 840,656
Other Industry Categories*	1,609,315,540	1,609,315,540	—	—
Money Market Funds	1,179,312	1,179,312	—	—
Repurchase Agreements	7,570,994	—	7,570,994	—
Total Investments	$1,618,906,502	$1,610,494,852	$7,570,994	$840,656

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,385,358
Non-cash Collateral(2)	(7,385,358)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$7,570,994
Non-cash Collateral(4)	(7,570,994)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 8.6%
8,267	Boston Beer (The) Co., Inc., Class A (a)	$2,072,289
130,597	Brown-Forman Corp., Class B	4,311,007
1,968	Coca-Cola Consolidated, Inc.	2,691,476
154,424	Keurig Dr Pepper, Inc.	4,957,010
216,333	Molson Coors Beverage Co., Class B	11,844,232
		25,876,014
	Chemicals — 0.9%
43,540	Corteva, Inc.	2,841,856
	Consumer Staples Distribution & Retail — 17.8%
378,825	Albertsons Cos., Inc., Class A	7,595,441
18,777	Casey’s General Stores, Inc.	7,919,575
476,625	Grocery Outlet Holding Corp. (a)	7,716,559
162,227	Kroger (The) Co.	9,999,672
146,661	Performance Food Group Co. (a)	13,244,955
64,871	Sysco Corp.	4,730,394
36,763	US Foods Holding Corp. (a)	2,607,600
		53,814,196
	Food Products — 49.6%
245,452	Archer-Daniels-Midland Co.	12,574,506
159,467	Bunge Global S.A.	12,140,223
59,218	Campbell’s (The) Co.	2,295,882
178,742	Conagra Brands, Inc.	4,627,630
368,067	Darling Ingredients, Inc. (a)	13,787,790
480,163	Flowers Foods, Inc.	9,387,187
66,978	Freshpet, Inc. (a)	10,713,131
116,671	General Mills, Inc.	7,016,594
29,289	Hershey (The) Co.	4,371,383
237,173	Hormel Foods Corp.	7,110,446
90,144	Ingredion, Inc.	12,299,247
67,564	J.M. Smucker (The) Co.	7,221,916
161,513	Kraft Heinz (The) Co.	4,819,548
37,110	Lamb Weston Holdings, Inc.	2,224,373
32,529	McCormick & Co., Inc.	2,512,215
83,042	Mondelez International, Inc., Class A	4,815,606
273,192	Pilgrim’s Pride Corp. (a)	12,714,356
86,669	Post Holdings, Inc. (a)	9,200,781
172,705	Tyson Foods, Inc., Class A	9,756,105
		149,588,919
	Health Care Providers & Services — 11.4%
33,114	Cencora, Inc.	8,417,910
276,235	CVS Health Corp.	15,601,753
17,407	McKesson Corp.	10,352,813
		34,372,476
Shares	Description	Value

	Household Products — 9.1%
30,541	Clorox (The) Co.	$4,846,246
18,926	Kimberly-Clark Corp.	2,459,812
367,550	Reynolds Consumer Products, Inc.	10,148,056
117,413	Spectrum Brands Holdings, Inc.	9,928,443
		27,382,557
	Tobacco — 2.5%
142,286	Altria Group, Inc.	7,431,598
	Total Common Stocks	301,307,616
	(Cost $307,811,382)
MONEY MARKET FUNDS — 0.0%
169,004	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (b)	169,004
	(Cost $169,004)

	Total Investments — 99.9%	301,476,620
	(Cost $307,980,386)
	Net Other Assets and Liabilities — 0.1%	254,982
	Net Assets — 100.0%	$301,731,602

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 301,307,616	$ 301,307,616	$ —	$ —
Money Market Funds	169,004	169,004	—	—
Total Investments	$301,476,620	$301,476,620	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 13.9%
153,010	Baker Hughes Co.	$7,066,002
461,676	Halliburton Co.	12,012,809
1,074,740	NOV, Inc.	15,529,993
245,559	Schlumberger N.V.	9,891,117
216,879	TechnipFMC PLC	6,517,214
43,811	Weatherford International PLC	2,757,902
		53,775,037
	Oil, Gas & Consumable Fuels — 82.9%
415,936	Antero Midstream Corp.	6,671,613
89,536	Antero Resources Corp. (a)	3,341,484
679,567	APA Corp.	14,902,904
14,604	Cheniere Energy, Inc.	3,266,185
86,668	Chevron Corp.	12,929,999
134,205	Chord Energy Corp.	15,091,352
342,080	Civitas Resources, Inc.	17,363,981
126,581	ConocoPhillips	12,510,000
491,502	Coterra Energy, Inc.	13,624,436
479,413	Devon Energy Corp.	16,347,983
76,621	Diamondback Energy, Inc.	12,593,428
31,563	DT Midstream, Inc.	3,190,388
102,406	EOG Resources, Inc.	12,881,651
68,060	EQT Corp.	3,479,227
63,049	Expand Energy Corp.	6,405,778
116,696	Exxon Mobil Corp.	12,466,634
268,609	HF Sinclair Corp.	9,691,413
229,069	Kinder Morgan, Inc.	6,294,816
67,489	Marathon Petroleum Corp.	9,833,822
278,905	Matador Resources Co.	16,176,490
415,110	New Fortress Energy, Inc.	6,226,650
190,543	Occidental Petroleum Corp.	8,888,831
31,257	ONEOK, Inc.	3,037,243
387,437	Ovintiv, Inc.	16,357,590
1,091,182	Permian Resources Corp.	15,985,816
82,635	Phillips 66	9,740,188
174,443	Range Resources Corp.	6,461,369
52,743	Targa Resources Corp.	10,379,822
8,514	Texas Pacific Land Corp.	11,044,105
102,398	Valero Energy Corp.	13,618,934
127,909	Viper Energy, Inc.	5,998,932
57,987	Williams (The) Cos., Inc.	3,214,219
		320,017,283
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 3.1%
45,693	Enphase Energy, Inc. (a)	$2,845,760
53,420	First Solar, Inc. (a)	8,948,919
		11,794,679
	Total Common Stocks	385,586,999
	(Cost $424,950,814)
MONEY MARKET FUNDS — 0.1%
155,459	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (b)	155,459
	(Cost $155,459)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$5,379	Bank of America Corp., 4.34% (b), dated 01/31/25, due 02/03/25, with a maturity value of $5,381. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $5,487. (c)	5,379
	(Cost $5,379)

	Total Investments — 100.0%	385,747,837
	(Cost $425,111,652)
	Net Other Assets and Liabilities — 0.0%	87,011
	Net Assets — 100.0%	$385,834,848

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2025.
(c)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 385,586,999	$ 385,586,999	$ —	$ —
Money Market Funds	155,459	155,459	—	—
Repurchase Agreements	5,379	—	5,379	—
Total Investments	$385,747,837	$385,742,458	$5,379	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,379
Non-cash Collateral(2)	(5,379)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 19.3%
325,118	Bank of America Corp.	$15,052,963
641,759	Bank OZK	32,594,940
134,239	BOK Financial Corp.	14,822,670
290,005	Citigroup, Inc.	23,615,107
155,501	Citizens Financial Group, Inc.	7,397,183
755,738	Columbia Banking System, Inc.	21,085,090
231,024	Comerica, Inc.	15,552,536
149,225	East West Bancorp, Inc.	15,365,698
337,953	Fifth Third Bancorp	14,974,697
6,773	First Citizens BancShares, Inc., Class A	14,932,365
550,630	First Hawaiian, Inc.	15,208,401
709,482	First Horizon Corp.	15,530,561
1,381,107	FNB Corp.	21,669,569
1,254,623	Huntington Bancshares, Inc.	21,579,516
28,388	JPMorgan Chase & Co.	7,588,112
108,566	M&T Bank Corp.	21,847,822
35,293	PNC Financial Services Group (The), Inc.	7,092,128
217,010	Popular, Inc.	22,339,009
189,641	Prosperity Bancshares, Inc.	15,171,280
607,521	Regions Financial Corp.	14,969,318
298,753	U.S. Bancorp	14,274,418
369,654	Webster Financial Corp.	22,267,957
96,860	Wells Fargo & Co.	7,632,568
171,037	Western Alliance Bancorp	15,029,021
114,581	Wintrust Financial Corp.	14,988,341
376,280	Zions Bancorp N.A.	21,771,561
		434,352,831
	Capital Markets — 33.2%
154,533	Affiliated Managers Group, Inc.	29,042,932
53,678	Ameriprise Financial, Inc.	29,166,478
115,313	Ares Management Corp., Class A	22,857,343
185,978	Bank of New York Mellon (The) Corp.	15,981,090
165,757	Blackstone, Inc.	29,357,222
1,535,795	Blue Owl Capital, Inc.	39,946,028
115,106	Coinbase Global, Inc., Class A (a)	33,533,831
1,006,054	Franklin Resources, Inc.	22,374,641
62,387	Goldman Sachs Group (The), Inc.	39,952,635
164,561	Houlihan Lokey, Inc.	29,904,025
671,934	Janus Henderson Group PLC	30,189,995
455,641	Jefferies Financial Group, Inc.	35,034,236
241,506	KKR & Co., Inc.	40,348,407
693,901	Lazard, Inc.	37,727,397
109,398	LPL Financial Holdings, Inc.	40,137,032
30,100	MarketAxess Holdings, Inc.	6,640,963
Shares	Description	Value

	Capital Markets (Continued)
14,370	Moody’s Corp.	$7,176,953
284,137	Morgan Stanley	39,333,085
42,439	Morningstar, Inc.	13,947,153
11,332	MSCI, Inc.	6,762,598
199,154	Northern Trust Corp.	22,363,003
43,796	Raymond James Financial, Inc.	7,378,750
247,491	SEI Investments Co.	21,427,771
207,977	State Street Corp.	21,134,623
315,867	T. Rowe Price Group, Inc.	36,931,170
568,474	TPG, Inc.	38,229,876
155,915	Tradeweb Markets, Inc., Class A	19,785,613
190,700	Virtu Financial, Inc., Class A	7,639,442
1,722,603	XP, Inc., Class A	23,513,531
		747,817,823
	Consumer Finance — 4.3%
793,602	Ally Financial, Inc.	30,926,670
391,573	OneMain Holdings, Inc.	21,747,964
246,712	SLM Corp.	6,885,732
2,319,644	SoFi Technologies, Inc. (a)	36,603,982
		96,164,348
	Financial Services — 7.1%
216,278	Apollo Global Management, Inc.	36,979,213
78,818	Berkshire Hathaway, Inc., Class B (a)	36,939,632
605,850	Equitable Holdings, Inc.	32,970,357
1,506,643	MGIC Investment Corp.	38,479,662
207,586	Voya Financial, Inc.	14,736,530
		160,105,394
	Insurance — 32.7%
65,776	Aflac, Inc.	7,063,027
148,223	Allstate (The) Corp.	28,507,730
49,696	American Financial Group, Inc.	6,786,486
93,461	American International Group, Inc.	6,884,337
386,814	Arch Capital Group Ltd.	36,000,779
50,349	Arthur J. Gallagher & Co.	15,196,335
31,903	Assurant, Inc.	6,865,207
396,877	Assured Guaranty Ltd.	37,544,564
230,336	Axis Capital Holdings Ltd.	20,965,183
140,058	Brown & Brown, Inc.	14,658,470
103,436	Chubb Ltd.	28,122,180
248,583	Cincinnati Financial Corp.	34,068,300
590,820	CNA Financial Corp.	28,985,629
98,565	Everest Group Ltd.	34,252,323
121,196	Fidelity National Financial, Inc.	7,049,971
256,259	Globe Life, Inc.	31,286,661
44,005	Hanover Insurance Group (The), Inc.	6,736,725
261,218	Hartford Financial Services Group (The), Inc.	29,138,868
215,068	Kemper Corp.	14,448,268
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
43,874	Kinsale Capital Group, Inc.	$19,389,676
214,571	Lincoln National Corp.	7,544,316
337,451	Loews Corp.	28,835,188
20,690	Markel Group, Inc. (a)	37,837,458
836,072	Old Republic International Corp.	30,583,514
25,076	Primerica, Inc.	7,276,303
119,274	Progressive (The) Corp.	29,393,885
120,541	Prudential Financial, Inc.	14,556,531
143,585	RenaissanceRe Holdings Ltd.	33,394,999
247,684	RLI Corp.	18,167,621
318,149	Ryan Specialty Holdings, Inc.	21,182,360
84,736	Travelers (The) Cos., Inc.	20,775,573
391,324	Unum Group	29,838,455
116,273	W.R. Berkley Corp.	6,840,341
18,360	White Mountains Insurance Group Ltd.	35,479,966
		735,657,229
	Mortgage REITs — 3.0%
3,102,923	AGNC Investment Corp. (b)	30,936,142
2,638,769	Rithm Capital Corp.	30,372,231
359,065	Starwood Property Trust, Inc.	6,947,908
		68,256,281
	Professional Services — 0.3%
30,094	Broadridge Financial Solutions, Inc.	7,168,993
	Total Common Stocks	2,249,522,899
	(Cost $2,014,684,192)
MONEY MARKET FUNDS — 0.1%
2,072,328	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (c)	2,072,328
	(Cost $2,072,328)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$1,702,128	Bank of America Corp., 4.34% (c), dated 01/31/25, due 02/03/25, with a maturity value of $1,702,744. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $1,736,171. (d)	$1,702,128
1,771,601	Mizuho Financial Group, Inc., 4.33% (c), dated 01/31/25, due 02/03/25, with a maturity value of $1,772,240. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,807,033. (d)	1,771,601
	Total Repurchase Agreements	3,473,729
	(Cost $3,473,729)

	Total Investments — 100.2%	2,255,068,956
	(Cost $2,020,230,249)
	Net Other Assets and Liabilities — (0.2)%	(3,458,820)
	Net Assets — 100.0%	$2,251,610,136

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,297,079 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,473,729.

(c)	Rate shown reflects yield as of January 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,249,522,899	$ 2,249,522,899	$ —	$ —
Money Market Funds	2,072,328	2,072,328	—	—
Repurchase Agreements	3,473,729	—	3,473,729	—
Total Investments	$2,255,068,956	$2,251,595,227	$3,473,729	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,297,079
Non-cash Collateral(2)	(3,297,079)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,473,729
Non-cash Collateral(4)	(3,473,729)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Biotechnology — 17.0%
17,935	Alnylam Pharmaceuticals, Inc. (a)	$4,865,945
132,256	Apellis Pharmaceuticals, Inc. (a)	3,836,747
147,186	Biogen, Inc. (a)	21,184,481
64,207	BioMarin Pharmaceutical, Inc. (a)	4,068,156
75,108	Exact Sciences Corp. (a)	4,209,803
675,914	Exelixis, Inc. (a)	22,406,549
195,520	Incyte Corp. (a)	14,499,763
142,186	Natera, Inc. (a)	25,155,547
98,938	Neurocrine Biosciences, Inc. (a)	15,020,767
25,275	Regeneron Pharmaceuticals, Inc. (a)	17,009,569
1,902,612	Roivant Sciences Ltd. (a)	21,176,072
74,043	Sarepta Therapeutics, Inc. (a)	8,420,170
63,792	United Therapeutics Corp. (a)	22,401,837
		184,255,406
	Health Care Equipment & Supplies — 23.4%
79,598	Abbott Laboratories	10,182,972
20,238	Align Technology, Inc. (a)	4,434,348
144,728	Baxter International, Inc.	4,712,344
39,682	Becton Dickinson & Co.	9,825,263
45,910	Cooper (The) Cos., Inc. (a)	4,432,611
54,267	Dexcom, Inc. (a)	4,712,004
121,613	Edwards Lifesciences Corp. (a)	8,810,862
205,178	Enovis Corp. (a)	9,639,262
115,156	GE HealthCare Technologies, Inc.	10,168,275
249,775	Hologic, Inc. (a)	18,018,768
48,567	Inspire Medical Systems, Inc. (a)	9,397,715
68,969	Insulet Corp. (a)	19,199,590
34,497	Intuitive Surgical, Inc. (a)	19,728,144
108,929	Masimo Corp. (a)	18,978,700
169,063	Medtronic PLC	15,354,302
75,821	Penumbra, Inc. (a)	20,241,932
59,051	ResMed, Inc.	13,946,665
20,532	STERIS PLC	4,530,386
37,511	Stryker Corp.	14,677,679
75,879	Teleflex, Inc.	13,676,431
170,467	Zimmer Biomet Holdings, Inc.	18,662,727
		253,330,980
	Health Care Providers & Services — 30.9%
567,665	Acadia Healthcare Co., Inc. (a)	25,607,368
190,309	Cardinal Health, Inc.	23,533,611
371,542	Centene Corp. (a)	23,789,834
25,488	Chemed Corp.	14,324,256
48,904	Cigna Group (The)	14,388,046
120,406	DaVita, Inc. (a)	21,215,537
Shares	Description	Value

	Health Care Providers & Services (Continued)
48,813	Elevance Health, Inc.	$19,315,304
146,234	Encompass Health Corp.	14,516,649
44,992	HCA Healthcare, Inc.	14,843,311
195,154	Henry Schein, Inc. (a)	15,612,320
53,229	Humana, Inc.	15,608,340
39,263	Labcorp Holdings, Inc.	9,807,897
61,869	Molina Healthcare, Inc. (a)	19,204,756
1,061,690	Premier, Inc., Class A	24,057,895
119,359	Quest Diagnostics, Inc.	19,467,453
178,312	Tenet Healthcare Corp. (a)	25,122,378
17,800	UnitedHealth Group, Inc.	9,656,322
125,451	Universal Health Services, Inc., Class B	23,655,041
		333,726,318
	Health Care Technology — 3.7%
421,575	Doximity, Inc., Class A (a)	24,915,083
64,235	Veeva Systems, Inc., Class A (a)	14,983,456
		39,898,539
	Life Sciences Tools & Services — 8.1%
67,016	Agilent Technologies, Inc.	10,154,264
200,297	Avantor, Inc. (a)	4,462,617
71,995	Bruker Corp.	4,186,509
97,544	Charles River Laboratories International, Inc. (a)	16,071,350
18,387	Danaher Corp.	4,095,520
45,815	IQVIA Holdings, Inc. (a)	9,225,309
12,704	Medpace Holdings, Inc. (a)	4,435,602
80,664	Revvity, Inc.	10,174,150
17,304	Thermo Fisher Scientific, Inc.	10,343,466
24,272	Waters Corp. (a)	10,084,531
12,884	West Pharmaceutical Services, Inc.	4,400,530
		87,633,848
	Pharmaceuticals — 16.7%
1,858,624	Elanco Animal Health, Inc. (a)	22,359,247
5,467	Eli Lilly & Co.	4,434,174
215,590	Intra-Cellular Therapies, Inc. (a)	27,397,177
182,770	Jazz Pharmaceuticals PLC (a)	22,731,105
93,380	Johnson & Johnson	14,207,767
1,206,858	Organon & Co.	18,778,710
350,180	Perrigo Co. PLC	8,722,984
509,039	Pfizer, Inc.	13,499,714
882,315	Royalty Pharma PLC, Class A	27,863,508
1,446,290	Viatris, Inc.	16,314,151
25,901	Zoetis, Inc.	4,426,481
		180,735,018
	Total Common Stocks	1,079,580,109
	(Cost $951,888,222)
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
2,149,610	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (b)	$2,149,610
	(Cost $2,149,610)

	Total Investments — 100.0%	1,081,729,719
	(Cost $954,037,832)
	Net Other Assets and Liabilities — (0.0)%	(506,045)
	Net Assets — 100.0%	$1,081,223,674

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,079,580,109	$ 1,079,580,109	$ —	$ —
Money Market Funds	2,149,610	2,149,610	—	—
Total Investments	$1,081,729,719	$1,081,729,719	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 7.7%
40,228	Axon Enterprise, Inc. (a)	$26,235,897
171,715	BWX Technologies, Inc.	19,391,775
36,296	General Dynamics Corp.	9,327,346
27,647	General Electric Co.	5,628,100
40,226	HEICO Corp.	9,611,600
218,609	Howmet Aerospace, Inc.	27,671,527
126,523	Huntington Ingalls Industries, Inc.	24,957,927
21,929	L3Harris Technologies, Inc.	4,649,167
9,490	Lockheed Martin Corp.	4,393,396
250,063	Textron, Inc.	19,132,320
27,708	Woodward, Inc.	5,132,907
		156,131,962
	Air Freight & Logistics — 2.8%
86,339	Expeditors International of Washington, Inc.	9,806,384
67,989	FedEx Corp.	18,008,246
329,780	GXO Logistics, Inc. (a)	14,988,501
113,764	United Parcel Service, Inc., Class B	12,995,262
		55,798,393
	Building Products — 11.1%
280,419	A.O. Smith Corp.	18,872,199
162,537	AAON, Inc.	18,916,056
165,461	Advanced Drainage Systems, Inc.	20,005,890
73,184	Allegion PLC	9,713,712
135,338	Armstrong World Industries, Inc.	20,437,391
201,468	AZEK (The) Co., Inc. (a)	10,321,206
167,280	Builders FirstSource, Inc. (a)	27,982,598
38,893	Carlisle Cos., Inc.	15,147,268
209,943	Fortune Brands Innovations, Inc.	15,046,615
15,697	Lennox International, Inc.	9,299,217
63,541	Masco Corp.	5,037,531
140,377	Owens Corning	25,906,575
86,507	Simpson Manufacturing Co., Inc.	14,533,176
38,839	Trane Technologies PLC	14,088,847
		225,308,281
	Chemicals — 2.3%
134,746	Axalta Coating Systems Ltd. (a)	4,842,771
476,633	Dow, Inc.	18,612,519
60,471	DuPont de Nemours, Inc.	4,644,173
120,097	PPG Industries, Inc.	13,856,792
37,471	RPM International, Inc.	4,743,828
		46,700,083
	Commercial Services & Supplies — 0.9%
57,693	MSA Safety, Inc.	9,503,768
Shares	Description	Value

	Commercial Services & Supplies (Continued)
115,739	Tetra Tech, Inc.	$4,259,195
302,563	Vestis Corp.	4,229,831
		17,992,794
	Construction & Engineering — 4.3%
56,380	Comfort Systems USA, Inc.	24,623,965
52,673	EMCOR Group, Inc.	23,600,664
75,649	Quanta Services, Inc.	23,270,389
46,779	Valmont Industries, Inc.	15,519,401
		87,014,419
	Construction Materials — 2.2%
77,515	Eagle Materials, Inc.	19,901,201
46,291	Martin Marietta Materials, Inc.	25,187,859
		45,089,060
	Consumer Finance — 2.8%
80,560	American Express Co.	25,573,772
53,633	Capital One Financial Corp.	10,925,578
294,267	Synchrony Financial	20,298,538
		56,797,888
	Containers & Packaging — 5.9%
1,524,495	Amcor PLC	14,818,092
60,877	AptarGroup, Inc.	9,566,821
173,476	Ball Corp.	9,662,613
880,310	Graphic Packaging Holding Co.	24,146,903
42,480	Packaging Corp. of America	9,033,797
424,047	Sealed Air Corp.	14,769,557
275,610	Silgan Holdings, Inc.	15,164,062
489,441	Sonoco Products Co.	23,316,969
		120,478,814
	Diversified Consumer Services — 1.3%
3,460,083	ADT, Inc.	26,573,438
	Electrical Equipment — 2.2%
49,106	Acuity Brands, Inc.	16,322,343
25,581	AMETEK, Inc.	4,721,229
61,681	Generac Holdings, Inc. (a)	9,210,824
67,652	nVent Electric PLC	4,403,469
61,649	Regal Rexnord Corp.	9,785,546
		44,443,411
	Electronic Equipment, Instruments & Components — 5.0%
328,536	Crane NXT Co.	21,016,448
40,585	Littelfuse, Inc.	9,673,841
30,907	Teledyne Technologies, Inc. (a)	15,803,676
338,370	Trimble, Inc. (a)	25,364,215
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
524,467	Vontier Corp.	$20,218,203
24,761	Zebra Technologies Corp., Class A (a)	9,704,826
		101,781,209
	Financial Services — 9.8%
281,318	Block, Inc. (a)	25,549,301
42,389	Corpay, Inc. (a)	16,128,591
185,992	Euronet Worldwide, Inc. (a)	18,320,212
93,115	Fiserv, Inc. (a)	20,116,565
213,361	Global Payments, Inc.	24,077,789
26,303	Jack Henry & Associates, Inc.	4,579,089
27,242	Mastercard, Inc., Class A	15,131,024
54,026	PayPal Holdings, Inc. (a)	4,785,623
230,383	Shift4 Payments, Inc., Class A (a)	27,611,402
45,393	Visa, Inc., Class A	15,515,327
2,255,581	Western Union (The) Co.	23,277,596
26,300	WEX, Inc. (a)	4,836,307
		199,928,826
	Ground Transportation — 6.5%
444,545	CSX Corp.	14,612,194
84,059	J.B. Hunt Transport Services, Inc.	14,392,582
270,466	Knight-Swift Transportation Holdings, Inc.	15,440,904
26,830	Landstar System, Inc.	4,417,828
40,747	Norfolk Southern Corp.	10,402,709
121,939	Ryder System, Inc.	19,438,296
20,986	Saia, Inc. (a)	10,075,588
489,942	Schneider National, Inc., Class B	14,575,775
20,220	Union Pacific Corp.	5,010,314
182,305	XPO, Inc. (a)	24,368,709
		132,734,899
	Household Durables — 2.2%
200,697	Mohawk Industries, Inc. (a)	24,545,243
61,437	TopBuild Corp. (a)	21,053,231
		45,598,474
	Industrial Conglomerates — 0.8%
74,085	3M Co.	11,275,737
20,414	Honeywell International, Inc.	4,567,020
		15,842,757
	Leisure Products — 1.2%
369,654	Brunswick Corp.	24,929,466
	Machinery — 15.1%
49,327	AGCO Corp.	5,151,219
Shares	Description	Value

	Machinery (Continued)
177,007	Allison Transmission Holdings, Inc.	$20,805,403
26,363	Caterpillar, Inc.	9,792,273
2,110,252	CNH Industrial N.V.	27,180,046
13,229	Cummins, Inc.	4,712,831
22,573	Deere & Co.	10,757,389
213,001	Donaldson Co., Inc.	15,163,541
76,470	Dover Corp.	15,575,409
38,445	Esab Corp.	4,761,029
127,515	Fortive Corp.	10,370,795
697,399	Gates Industrial Corp. PLC (a)	14,429,185
54,706	Graco, Inc.	4,604,604
18,185	Illinois Tool Works, Inc.	4,712,825
66,935	ITT, Inc.	10,108,524
51,015	Lincoln Electric Holdings, Inc.	10,140,762
141,213	Middleby (The) Corp. (a)	24,167,193
45,707	Nordson Corp.	10,065,595
251,489	Oshkosh Corp.	29,273,319
229,852	PACCAR, Inc.	25,485,990
45,818	Pentair PLC	4,750,410
56,342	Snap-on, Inc.	20,009,861
179,095	Toro (The) Co.	14,913,241
24,321	Westinghouse Air Brake Technologies Corp.	5,056,822
39,742	Xylem, Inc.	4,929,598
		306,917,864
	Marine Transportation — 1.0%
180,789	Kirby Corp. (a)	19,733,119
	Metals & Mining — 0.5%
173,758	ATI, Inc. (a)	9,919,844
	Paper & Forest Products — 1.1%
184,716	Louisiana-Pacific Corp.	21,606,231
	Professional Services — 4.7%
49,007	Automatic Data Processing, Inc.	14,849,611
75,055	FTI Consulting, Inc. (a)	14,661,994
556,674	Genpact Ltd.	27,104,457
32,886	Paychex, Inc.	4,856,276
95,890	Paylocity Holding Corp. (a)	19,707,313
65,442	Robert Half, Inc.	4,239,987
103,156	TransUnion	10,238,233
		95,657,871
	Software — 2.0%
225,798	BILL Holdings, Inc. (a)	21,850,473
9,606	Fair Isaac Corp. (a)	17,997,417
		39,847,890
	Trading Companies & Distributors — 6.6%
495,937	Air Lease Corp.	22,912,289
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
375,709	Core & Main, Inc., Class A (a)	$21,205,016
55,100	Ferguson Enterprises, Inc.	9,979,712
320,112	MSC Industrial Direct Co., Inc., Class A	25,740,206
27,153	United Rentals, Inc.	20,583,603
13,610	W.W. Grainger, Inc.	14,462,939
105,699	WESCO International, Inc.	19,554,315
		134,438,080
	Total Common Stocks	2,031,265,073
	(Cost $1,699,385,694)
MONEY MARKET FUNDS — 0.0%
1,377,672	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (b)	1,377,672
	(Cost $1,377,672)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,707	Bank of America Corp., 4.34% (b), dated 01/31/25, due 02/03/25, with a maturity value of $1,708. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $1,741. (c)	1,707
	(Cost $1,707)

	Total Investments — 100.0%	2,032,644,452
	(Cost $1,700,765,073)
	Net Other Assets and Liabilities — (0.0)%	(1,008,975)
	Net Assets — 100.0%	$2,031,635,477

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,031,265,073	$ 2,031,265,073	$ —	$ —
Money Market Funds	1,377,672	1,377,672	—	—
Repurchase Agreements	1,707	—	1,707	—
Total Investments	$2,032,644,452	$2,032,642,745	$1,707	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,707
Non-cash Collateral(2)	(1,707)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.9%
75,871	Hexcel Corp.	$4,946,789
	Chemicals — 57.2%
32,803	Air Products and Chemicals, Inc.	10,997,534
27,632	Albemarle Corp.	2,326,338
133,141	Ashland, Inc.	8,453,122
171,836	Celanese Corp.	12,207,229
111,513	CF Industries Holdings, Inc.	10,282,614
281,486	Chemours (The) Co.	5,345,419
130,231	Eastman Chemical Co.	12,977,519
20,302	Ecolab, Inc.	5,079,357
280,600	Element Solutions, Inc.	7,242,286
244,657	FMC Corp.	13,646,968
263,844	Huntsman Corp.	4,440,495
28,132	International Flavors & Fragrances, Inc.	2,450,016
11,362	Linde PLC	5,068,815
160,129	LyondellBasell Industries N.V., Class A	12,121,765
387,071	Mosaic (The) Co.	10,795,410
18,007	NewMarket Corp.	8,967,846
281,486	Olin Corp.	8,244,725
35,854	Scotts Miracle-Gro (The) Co.	2,544,200
62,239	Westlake Corp.	7,112,051
		150,303,709
	Containers & Packaging — 5.5%
38,132	Avery Dennison Corp.	7,082,256
132,584	International Paper Co.	7,375,648
		14,457,904
	Machinery — 5.1%
7,951	RBC Bearings, Inc. (a)	2,772,911
133,309	Timken (The) Co.	10,700,714
		13,473,625
	Metals & Mining — 28.4%
62,958	Alcoa Corp.	2,223,677
759,113	Cleveland-Cliffs, Inc. (a)	7,773,317
187,386	Freeport-McMoRan, Inc.	6,717,788
152,471	MP Materials Corp. (a) (b)	3,348,263
127,811	Newmont Corp.	5,460,086
101,900	Nucor Corp.	13,087,017
44,169	Reliance, Inc.	12,786,926
54,120	Royal Gold, Inc.	7,567,058
26,100	Southern Copper Corp.	2,391,282
104,259	Steel Dynamics, Inc.	13,366,004
		74,721,418
Shares	Description	Value

	Trading Companies & Distributors — 1.8%
66,153	Fastenal Co.	$4,845,046
	Total Common Stocks	262,748,491
	(Cost $305,231,711)
MONEY MARKET FUNDS — 0.1%
274,831	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (c)	274,831
	(Cost $274,831)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$437,470	Bank of America Corp., 4.34% (c), dated 01/31/25, due 02/03/25, with a maturity value of $437,628. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $446,219. (d)	437,470
1,000,000	Mizuho Financial Group, Inc., 4.33% (c), dated 01/31/25, due 02/03/25, with a maturity value of $1,000,361. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,020,000. (d)	1,000,000
	Total Repurchase Agreements	1,437,470
	(Cost $1,437,470)

	Total Investments — 100.5%	264,460,792
	(Cost $306,944,012)
	Net Other Assets and Liabilities — (0.5)%	(1,439,449)
	Net Assets — 100.0%	$263,021,343

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,412,862 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,437,470.

See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(c)	Rate shown reflects yield as of January 31, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 262,748,491	$ 262,748,491	$ —	$ —
Money Market Funds	274,831	274,831	—	—
Repurchase Agreements	1,437,470	—	1,437,470	—
Total Investments	$264,460,792	$263,023,322	$1,437,470	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,412,862
Non-cash Collateral(2)	(1,412,862)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,437,470
Non-cash Collateral(4)	(1,437,470)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 0.7%
36,964	F5, Inc. (a)	$10,987,919
	Consumer Staples Distribution & Retail — 0.7%
224,420	Maplebear, Inc. (a)	10,834,998
	Electrical Equipment — 1.6%
204,549	Vertiv Holdings Co., Class A	23,936,324
	Electronic Equipment, Instruments & Components — 7.4%
200,767	Amphenol Corp., Class A	14,210,288
205,434	Arrow Electronics, Inc. (a)	23,943,333
444,165	Avnet, Inc.	22,945,564
26,705	CDW Corp.	5,318,034
129,194	Jabil, Inc.	20,982,397
158,517	TD SYNNEX Corp.	22,590,258
		109,989,874
	Financial Services — 1.8%
637,550	Toast, Inc., Class A (a)	26,088,546
	Hotels, Restaurants & Leisure — 1.8%
138,532	DoorDash, Inc., Class A (a)	26,158,997
	Interactive Media & Services — 4.1%
73,657	Alphabet, Inc., Class A	15,027,501
323,209	IAC, Inc. (a)	13,681,437
284,179	Match Group, Inc.	10,145,190
31,752	Meta Platforms, Inc., Class A	21,882,844
		60,736,972
	IT Services — 14.1%
145,773	Akamai Technologies, Inc. (a)	14,562,723
218,358	Amdocs Ltd.	19,256,992
172,650	Cloudflare, Inc., Class A (a)	23,894,760
302,194	Cognizant Technology Solutions Corp., Class A	24,964,246
930,480	DXC Technology Co. (a)	20,210,026
39,755	EPAM Systems, Inc. (a)	10,096,180
9,594	Gartner, Inc. (a)	5,207,911
65,028	Globant S.A. (a)	13,871,773
117,742	GoDaddy, Inc., Class A (a)	25,037,836
58,982	Okta, Inc. (a)	5,557,284
60,200	Snowflake, Inc., Class A (a)	10,926,902
215,014	Twilio, Inc., Class A (a)	31,516,752
22,457	VeriSign, Inc. (a)	4,828,255
		209,931,640
	Professional Services — 10.5%
34,507	CACI International, Inc., Class A (a)	13,328,674
537,063	Concentrix Corp. (b)	28,077,654
Shares	Description	Value

	Professional Services (Continued)
255,933	Dayforce, Inc. (a)	$18,104,700
746,026	Dun & Bradstreet Holdings, Inc.	9,176,120
80,230	KBR, Inc.	4,366,116
129,050	Leidos Holdings, Inc.	18,328,971
90,701	Paycom Software, Inc.	18,825,899
1,001,129	Paycor HCM, Inc. (a)	22,154,985
124,738	Science Applications International Corp.	13,506,631
122,664	SS&C Technologies Holdings, Inc.	9,929,651
		155,799,401
	Semiconductors & Semiconductor Equipment — 16.8%
904,583	Amkor Technology, Inc.	22,261,788
85,735	Applied Materials, Inc.	15,462,307
100,236	Broadcom, Inc.	22,179,220
233,367	Cirrus Logic, Inc. (a)	23,439,381
433,255	GLOBALFOUNDRIES, Inc. (a)	17,967,085
168,320	Marvell Technology, Inc.	18,996,595
81,042	Microchip Technology, Inc.	4,400,581
276,125	Micron Technology, Inc.	25,193,645
138,439	NVIDIA Corp.	16,622,371
368,576	ON Semiconductor Corp. (a)	19,291,268
27,885	Onto Innovation, Inc. (a)	5,709,732
121,019	QUALCOMM, Inc.	20,927,816
209,641	Skyworks Solutions, Inc.	18,607,735
36,910	Teradyne, Inc.	4,273,809
24,787	Texas Instruments, Inc.	4,575,928
63,580	Universal Display Corp.	9,531,913
		249,441,174
	Software — 35.0%
56,514	Appfolio, Inc., Class A (a)	13,219,190
71,762	AppLovin Corp., Class A (a)	26,522,518
76,387	Atlassian Corp., Class A (a)	23,434,004
47,174	Autodesk, Inc. (a)	14,687,153
15,469	Cadence Design Systems, Inc. (a)	4,603,884
498,685	Confluent, Inc., Class A (a)	14,800,971
40,750	Crowdstrike Holdings, Inc., Class A (a)	16,221,352
97,580	Datadog, Inc., Class A (a)	13,925,642
258,380	DocuSign, Inc. (a)	24,993,097
119,020	Dolby Laboratories, Inc., Class A	9,965,545
241,944	DoubleVerify Holdings, Inc. (a)	4,986,466
464,156	Dropbox, Inc., Class A (a)	14,922,615
171,030	Dynatrace, Inc. (a)	9,876,983
46,909	Elastic N.V. (a)	5,281,015
114,364	Five9, Inc. (a)	4,687,780
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
196,772	Fortinet, Inc. (a)	$19,850,359
164,960	Gitlab, Inc., Class A (a)	12,002,490
82,709	Guidewire Software, Inc. (a)	17,473,930
26,681	HubSpot, Inc. (a)	20,798,640
34,397	Manhattan Associates, Inc. (a)	7,174,870
11,027	Microsoft Corp.	4,576,867
48,144	MicroStrategy, Inc., Class A (a)	16,118,130
276,816	nCino, Inc. (a)	9,414,512
227,905	Nutanix, Inc., Class A (a)	15,671,887
83,672	Oracle Corp.	14,229,260
307,268	Palantir Technologies, Inc., Class A (a)	25,346,537
51,085	Palo Alto Networks, Inc. (a)	9,421,096
249,343	Pegasystems, Inc.	27,001,353
186,083	Procore Technologies, Inc. (a)	14,804,763
25,278	PTC, Inc. (a)	4,890,787
531,019	RingCentral, Inc., Class A (a)	18,490,082
8,940	Roper Technologies, Inc.	5,146,311
55,606	Salesforce, Inc.	19,000,570
21,921	ServiceNow, Inc. (a)	22,323,908
16,120	Tyler Technologies, Inc. (a)	9,698,437
36,025	Workday, Inc., Class A (a)	9,440,712
113,901	Zoom Communications, Inc. (a)	9,902,553
25,762	Zscaler, Inc. (a)	5,219,124
		520,125,393
	Technology Hardware, Storage & Peripherals — 5.3%
37,119	Apple, Inc.	8,760,084
80,662	Dell Technologies, Inc., Class C	8,356,583
1,088,464	Hewlett Packard Enterprise Co.	23,064,552
284,875	HP, Inc.	9,258,437
40,039	NetApp, Inc.	4,888,762
226,977	Pure Storage, Inc., Class A (a)	15,386,771
152,484	Super Micro Computer, Inc. (a)	4,348,844
77,943	Western Digital Corp. (a)	5,076,428
		79,140,461
	Total Common Stocks	1,483,171,699
	(Cost $1,175,259,848)
MONEY MARKET FUNDS — 0.2%
3,283,784	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (c)	3,283,784
	(Cost $3,283,784)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$8,321,805	Bank of America Corp., 4.34% (c), dated 01/31/25, due 02/03/25, with a maturity value of $8,324,815. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $8,488,241. (d)	$8,321,805
8,661,471	Mizuho Financial Group, Inc., 4.33% (c), dated 01/31/25, due 02/03/25, with a maturity value of $8,664,596. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $8,834,701. (d)	8,661,471
	Total Repurchase Agreements	16,983,276
	(Cost $16,983,276)

	Total Investments — 101.2%	1,503,438,759
	(Cost $1,195,526,908)
	Net Other Assets and Liabilities — (1.2)%	(17,770,548)
	Net Assets — 100.0%	$1,485,668,211

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $16,159,278 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $16,983,276.

(c)	Rate shown reflects yield as of January 31, 2025.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,483,171,699	$ 1,483,171,699	$ —	$ —
Money Market Funds	3,283,784	3,283,784	—	—
Repurchase Agreements	16,983,276	—	16,983,276	—
Total Investments	$1,503,438,759	$1,486,455,483	$16,983,276	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$16,159,278
Non-cash Collateral(2)	(16,159,278)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$16,983,276
Non-cash Collateral(4)	(16,983,276)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Commercial Services & Supplies — 1.7%
11,604	Clean Harbors, Inc. (a)	$2,703,732
13,274	Republic Services, Inc.	2,878,732
		5,582,464
	Electric Utilities — 47.0%
90,310	Alliant Energy Corp.	5,317,453
115,823	American Electric Power Co., Inc.	11,392,350
11,938	Constellation Energy Corp.	3,581,161
99,148	Duke Energy Corp.	11,103,585
66,898	Edison International	3,612,492
105,666	Entergy Corp.	8,567,399
216,942	Evergy, Inc.	13,921,168
354,744	Exelon Corp.	14,189,760
134,266	FirstEnergy Corp.	5,343,787
73,315	IDACORP, Inc.	8,060,251
37,249	NextEra Energy, Inc.	2,665,538
88,798	NRG Energy, Inc.	9,096,467
258,963	OGE Energy Corp.	10,936,008
661,675	PG&E Corp.	10,355,214
157,514	Pinnacle West Capital Corp.	13,697,417
164,545	PPL Corp.	5,528,712
64,883	Southern (The) Co.	5,446,928
158,205	Xcel Energy, Inc.	10,631,376
		153,447,066
	Gas Utilities — 11.9%
57,528	Atmos Energy Corp.	8,198,315
740,989	MDU Resources Group, Inc.	13,204,424
44,010	National Fuel Gas Co.	3,082,020
472,998	UGI Corp.	14,535,229
		39,019,988
	Independent Power and Renewable Electricity Producers — 12.8%
415,002	AES (The) Corp.	4,565,022
386,192	Brookfield Renewable Corp.	10,307,464
410,848	Clearway Energy, Inc., Class C	10,653,289
96,852	Vistra Corp.	16,274,042
		41,799,817
	Multi-Utilities — 22.5%
89,876	Ameren Corp.	8,466,319
252,492	CenterPoint Energy, Inc.	8,223,664
80,136	CMS Energy Corp.	5,288,976
149,641	Consolidated Edison, Inc.	14,027,347
148,751	Dominion Energy, Inc.	8,269,068
88,462	DTE Energy Co.	10,604,825
145,295	NiSource, Inc.	5,419,504
31,609	Public Service Enterprise Group, Inc.	2,640,616
Shares	Description	Value

	Multi-Utilities (Continued)
91,329	Sempra	$7,573,914
28,398	WEC Energy Group, Inc.	2,818,786
		73,333,019
	Water Utilities — 4.0%
21,450	American Water Works Co., Inc.	2,673,528
294,109	Essential Utilities, Inc.	10,434,987
		13,108,515
	Total Common Stocks	326,290,869
	(Cost $292,919,486)
MONEY MARKET FUNDS — 0.1%
412,686	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (b)	412,686
	(Cost $412,686)

	Total Investments — 100.0%	326,703,555
	(Cost $293,332,172)
	Net Other Assets and Liabilities — (0.0)%	(118,998)
	Net Assets — 100.0%	$326,584,557

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 326,290,869	$ 326,290,869	$ —	$ —
Money Market Funds	412,686	412,686	—	—
Total Investments	$326,703,555	$326,703,555	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Assets and Liabilities
January 31, 2025 (Unaudited)

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
ASSETS:
Investments, at value	$1,618,906,502	$301,476,620	$385,747,837
Receivables:
Dividends	258,462	532,273	419,566
Reclaims	7,907	—	—
Securities lending income	1,261	—	630
Prepaid expenses	7,586	2,093	2,194
Total Assets	1,619,181,718	302,010,986	386,170,227

LIABILITIES:
Payables:
Collateral for securities on loan	7,570,994	—	5,379
Investment advisory fees	676,642	141,408	170,781
Licensing fees	210,275	51,348	55,029
Audit and tax fees	18,061	18,060	19,731
Shareholder reporting fees	9,915	9,658	18,576
Trustees’ fees	1,882	1,176	1,365
Other liabilities	212,799	57,734	64,518
Total Liabilities	8,700,568	279,384	335,379
NET ASSETS	$1,610,481,150	$301,731,602	$385,834,848

NET ASSETS consist of:
Paid-in capital	$1,737,666,222	$590,284,312	$958,825,315
Par value	241,000	46,500	231,000
Accumulated distributable earnings (loss)	(127,426,072)	(288,599,210)	(573,221,467)
NET ASSETS	$1,610,481,150	$301,731,602	$385,834,848
NET ASSET VALUE, per share	$66.82	$64.89	$16.70
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	24,100,002	4,650,002	23,100,002
Investments, at cost	$1,392,094,087	$307,980,386	$425,111,652
Securities on loan, at value	$7,385,358	$—	$—
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$2,255,068,956	$1,081,729,719	$2,032,644,452	$264,460,792	$1,503,438,759	$326,703,555

1,341,223	298,522	416,841	162,031	222,052	120,548
—	—	—	62,510	—	19,971
100	—	151	739	3,893	—
4,623	6,106	10,087	1,697	6,869	1,593
2,256,414,902	1,082,034,347	2,033,071,531	264,687,769	1,503,671,573	326,845,667

3,473,729	—	1,707	1,437,470	16,983,276	—
900,811	455,890	853,608	109,969	611,253	142,179
189,940	154,288	274,886	40,434	190,471	45,545
18,077	18,063	18,048	18,074	18,065	18,047
12,663	20,702	20,831	8,993	10,108	3,297
1,421	1,770	2,156	1,168	1,756	989
208,125	159,960	264,818	50,318	188,433	51,053
4,804,766	810,673	1,436,054	1,666,426	18,003,362	261,110
$2,251,610,136	$1,081,223,674	$2,031,635,477	$263,021,343	$1,485,668,211	$326,584,557

$2,459,412,530	$1,655,935,343	$1,932,236,428	$620,696,785	$1,687,374,667	$494,972,282
395,500	97,500	259,000	44,000	94,550	84,000
(208,197,894)	(574,809,169)	99,140,049	(357,719,442)	(201,801,006)	(168,471,725)
$2,251,610,136	$1,081,223,674	$2,031,635,477	$263,021,343	$1,485,668,211	$326,584,557
$56.93	$110.89	$78.44	$59.78	$157.13	$38.88
39,550,002	9,750,002	25,900,002	4,400,002	9,455,000	8,400,002
$2,020,230,249	$954,037,832	$1,700,765,073	$306,944,012	$1,195,526,908	$293,332,172
$3,297,079	$—	$—	$1,412,862	$16,159,278	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Operations
For the Six Months Ended January 31, 2025 (Unaudited)

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
INVESTMENT INCOME:
Dividends	$12,324,412	$4,549,493	$7,006,321
Securities lending income (net of fees)	1,373,950	—	59,251
Foreign withholding tax	—	—	—
Total investment income	13,698,362	4,549,493	7,065,572

EXPENSES:
Investment advisory fees	3,858,744	989,729	1,089,600
Accounting and administration fees	330,228	91,786	100,732
Licensing fees	308,699	79,178	87,168
Transfer agent fees	31,896	9,897	10,896
Shareholder reporting fees	26,669	17,756	20,994
Custodian fees	16,373	5,761	7,063
Legal fees	15,186	4,660	6,318
Audit and tax fees	13,237	13,223	13,895
Trustees’ fees and expenses	6,225	5,233	5,388
Listing fees	4,837	4,838	4,055
Other expenses	12,600	4,421	5,905
Total expenses	4,624,694	1,226,482	1,352,014
NET INVESTMENT INCOME (LOSS)	9,073,668	3,323,011	5,713,558

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	19,914,799	1,100,483	(7,436,153)
In-kind redemptions	99,657,553	12,993,261	936,577
Net realized gain (loss)	119,572,352	14,093,744	(6,499,576)
Net change in unrealized appreciation (depreciation) on investments	28,062,333	(23,106,557)	(39,784,063)
NET REALIZED AND UNREALIZED GAIN (LOSS)	147,634,685	(9,012,813)	(46,283,639)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,708,353	$(5,689,802)	$(40,570,081)
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$16,411,176	$5,576,352	$13,108,487	$3,383,537	$4,503,753	$5,058,422
192	—	3,723	7,058	7,335	10
(22,058)	—	—	—	—	(25,525)
16,389,310	5,576,352	13,112,210	3,390,595	4,511,088	5,032,907

3,121,160	3,001,803	5,034,193	797,130	3,477,226	801,324
272,955	265,771	418,344	74,490	301,401	74,788
249,693	240,144	402,735	63,770	278,178	64,106
27,584	27,612	37,774	7,971	29,989	8,013
25,182	35,302	31,856	19,550	27,014	14,332
18,368	17,686	28,358	4,765	13,458	5,170
8,576	13,152	18,944	4,363	14,078	2,429
13,247	13,239	13,242	13,225	13,232	13,221
5,644	6,033	6,630	5,192	6,057	5,043
4,447	4,837	7,380	4,837	4,838	4,837
7,417	11,471	16,742	5,463	11,450	2,539
3,754,273	3,637,050	6,016,198	1,000,756	4,176,921	995,802
12,635,037	1,939,302	7,096,012	2,389,839	334,167	4,037,105

9,872,602	2,563,446	(30,866,662)	(15,967,724)	90,675,596	2,469,460
37,288,254	44,187,678	192,539,312	1,575,771	25,381,002	6,875,810
47,160,856	46,751,124	161,672,650	(14,391,953)	116,056,598	9,345,270
85,066,120	(30,721,148)	(24,449,078)	(23,933,544)	94,120,727	21,954,105
132,226,976	16,029,976	137,223,572	(38,325,497)	210,177,325	31,299,375
$144,862,013	$17,969,278	$144,319,584	$(35,935,658)	$210,511,492	$35,336,480
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)		First Trust Consumer Staples AlphaDEX® Fund (FXG)
	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$9,073,668	$10,270,206	$3,323,011	$7,067,922
Net realized gain (loss)	119,572,352	34,212,307	14,093,744	5,587,402
Net change in unrealized appreciation (depreciation)	28,062,333	25,244,867	(23,106,557)	(7,223,425)
Net increase (decrease) in net assets resulting from operations	156,708,353	69,727,380	(5,689,802)	5,431,899

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(9,149,841)	(9,968,451)	(3,875,911)	(7,160,577)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	278,149,268	170,935,024	3,377,000	70,304,148
Cost of shares redeemed	(296,581,890)	(253,517,249)	(107,027,342)	(310,155,411)
Net increase (decrease) in net assets resulting from shareholder transactions	(18,432,622)	(82,582,225)	(103,650,342)	(239,851,263)
Total increase (decrease) in net assets	129,125,890	(22,823,296)	(113,216,055)	(241,579,941)

NET ASSETS:
Beginning of period	1,481,355,260	1,504,178,556	414,947,657	656,527,598
End of period	$1,610,481,150	$1,481,355,260	$301,731,602	$414,947,657

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	24,400,002	26,200,002	6,250,002	10,200,002
Shares sold	4,300,000	3,050,000	50,000	1,100,000
Shares redeemed	(4,600,000)	(4,850,000)	(1,650,000)	(5,050,000)
Shares outstanding, end of period	24,100,002	24,400,002	4,650,002	6,250,002
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)		First Trust Financials AlphaDEX® Fund (FXO)		First Trust Health Care AlphaDEX® Fund (FXH)
Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024

$5,713,558	$11,635,538	$12,635,037	$20,983,601	$1,939,302	$4,774,574
(6,499,576)	40,480,796	47,160,856	(29,588,575)	46,751,124	(54,929,094)
(39,784,063)	(13,708,662)	85,066,120	187,529,732	(30,721,148)	71,527,192
(40,570,081)	38,407,672	144,862,013	178,924,758	17,969,278	21,372,672

(6,235,206)	(11,341,810)	(12,286,906)	(22,438,342)	(2,394,580)	(4,631,531)

30,433,238	527,296,990	1,355,769,199	95,577,974	—	37,655,044
(146,582,705)	(573,260,623)	(140,916,469)	(241,906,206)	(200,663,597)	(309,903,342)
(116,149,467)	(45,963,633)	1,214,852,730	(146,328,232)	(200,663,597)	(272,248,298)
(162,954,754)	(18,897,771)	1,347,427,837	10,158,184	(185,088,899)	(255,507,157)

548,789,602	567,687,373	904,182,299	894,024,115	1,266,312,573	1,521,819,730
$385,834,848	$548,789,602	$2,251,610,136	$904,182,299	$1,081,223,674	$1,266,312,573

30,000,002	32,900,002	17,900,002	21,550,002	11,600,002	14,300,002
1,800,000	29,900,000	24,300,000	2,200,000	—	400,000
(8,700,000)	(32,800,000)	(2,650,000)	(5,850,000)	(1,850,000)	(3,100,000)
23,100,002	30,000,002	39,550,002	17,900,002	9,750,002	11,600,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets (Continued)

	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)		First Trust Materials AlphaDEX® Fund (FXZ)
	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$7,096,012	$14,493,663	$2,389,839	$6,936,428
Net realized gain (loss)	161,672,650	160,494,622	(14,391,953)	(33,496,943)
Net change in unrealized appreciation (depreciation)	(24,449,078)	130,796,772	(23,933,544)	18,013,625
Net increase (decrease) in net assets resulting from operations	144,319,584	305,785,057	(35,935,658)	(8,546,890)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,831,591)	(14,721,301)	(3,064,661)	(7,248,352)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	685,921,550	402,803,252	3,330,719	22,927,273
Cost of shares redeemed	(736,638,665)	(510,618,314)	(81,172,707)	(216,713,519)
Net increase (decrease) in net assets resulting from shareholder transactions	(50,717,115)	(107,815,062)	(77,841,988)	(193,786,246)
Total increase (decrease) in net assets	85,770,878	183,248,694	(116,842,307)	(209,581,488)

NET ASSETS:
Beginning of period	1,945,864,599	1,762,615,905	379,863,650	589,445,138
End of period	$2,031,635,477	$1,945,864,599	$263,021,343	$379,863,650

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	26,600,002	28,500,002	5,650,002	8,650,002
Shares sold	9,100,000	5,850,000	50,000	350,000
Shares redeemed	(9,800,000)	(7,750,000)	(1,300,000)	(3,350,000)
Shares outstanding, end of period	25,900,002	26,600,002	4,400,002	5,650,002
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)		First Trust Utilities AlphaDEX® Fund (FXU)
Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024

$334,167	$4,104,504	$4,037,105	$6,606,306
116,056,598	184,855,232	9,345,270	(7,610,337)
94,120,727	(23,498,806)	21,954,105	19,764,383
210,511,492	165,460,930	35,336,480	18,760,352

(495,058)	(4,165,122)	(4,435,506)	(6,819,192)

21,586,792	218,891,765	82,467,999	53,342,064
(84,571,731)	(272,633,522)	(39,375,677)	(118,761,357)
(62,984,939)	(53,741,757)	43,092,322	(65,419,293)
147,031,495	107,554,051	73,993,296	(53,478,133)

1,338,636,716	1,231,082,665	252,591,261	306,069,394
$1,485,668,211	$1,338,636,716	$326,584,557	$252,591,261

9,905,000	10,255,000	7,250,002	9,400,002
150,000	1,900,000	2,200,000	1,700,000
(600,000)	(2,250,000)	(1,050,000)	(3,850,000)
9,455,000	9,905,000	8,400,002	7,250,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$60.71	$57.41	$49.57	$61.36	$39.70	$43.40
Income from investment operations:
Net investment income (loss)	0.38 (a)	0.41 (a)	0.35 (a)	0.52	0.20	0.36
Net realized and unrealized gain (loss)	6.11	3.29	7.95	(11.78)	21.61	(3.61)
Total from investment operations	6.49	3.70	8.30	(11.26)	21.81	(3.25)
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.40)	(0.46)	(0.53)	(0.15)	(0.45)
Net asset value, end of period	$66.82	$60.71	$57.41	$49.57	$61.36	$39.70
Total return (b)	10.72%	6.47%	16.93%	(18.43)%	54.99%	(7.39)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,610,481	$1,481,355	$1,504,179	$394,117	$1,948,136	$948,948
Ratio of total expenses to average net assets	0.60% (c)	0.61%	0.61%	0.61%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets	1.18% (c)	0.72%	0.71%	0.82%	0.38%	0.77%
Portfolio turnover rate (d)	36%	84%	110%	76%	88%	115%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Consumer Staples AlphaDEX® Fund (FXG)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$66.39	$64.37	$63.79	$56.21	$48.76	$45.80
Income from investment operations:
Net investment income (loss)	0.57 (a)	0.92 (a)	1.20 (a)	0.81	0.79	0.84
Net realized and unrealized gain (loss)	(1.42)	2.05 (b)	0.56	7.55	7.40	2.98
Total from investment operations	(0.85)	2.97	1.76	8.36	8.19	3.82
Distributions paid to shareholders from:
Net investment income	(0.65)	(0.95)	(1.18)	(0.78)	(0.74)	(0.86)
Net asset value, end of period	$64.89	$66.39	$64.37	$63.79	$56.21	$48.76
Total return (c)	(1.29)%	4.69%	2.87%	14.95%	16.88%	8.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$301,732	$414,948	$656,528	$650,653	$247,311	$258,429
Ratio of total expenses to average net assets	0.62% (d)	0.62%	0.63%	0.63%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets	1.68% (d)	1.46%	1.92%	1.41%	1.43%	1.72%
Portfolio turnover rate (e)	43%	67%	63%	88%	94%	113%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Energy AlphaDEX® Fund (FXN)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.29	$17.25	$16.80	$10.33	$6.54	$10.88
Income from investment operations:
Net investment income (loss)	0.22 (a)	0.34 (a)	0.52 (a)	0.27	0.31	0.16
Net realized and unrealized gain (loss)	(1.56)	1.04	0.50 (b)	6.46	3.81	(4.31)
Total from investment operations	(1.34)	1.38	1.02	6.73	4.12	(4.15)
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.34)	(0.57)	(0.26)	(0.33)	(0.19)
Net asset value, end of period	$16.70	$18.29	$17.25	$16.80	$10.33	$6.54
Total return (c)	(7.29)%	8.08%	6.38%	65.76%	66.66%	(38.32)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$385,835	$548,790	$567,687	$1,665,291	$328,966	$615,795
Ratio of total expenses to average net assets	0.62% (d)	0.61%	0.62%	0.61%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	2.62% (d)	1.93%	3.01%	2.34%	1.70%	2.39%
Portfolio turnover rate (e)	25%	60%	58%	79%	71%	165%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Financials AlphaDEX® Fund (FXO)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.51	$41.49	$41.48	$43.40	$25.87	$32.35
Income from investment operations:
Net investment income (loss)	0.54 (a)	1.10 (a)	1.28 (a)	0.92	0.81	0.72
Net realized and unrealized gain (loss)	6.51	9.11	(0.05)	(1.97)	17.55	(6.37)
Total from investment operations	7.05	10.21	1.23	(1.05)	18.36	(5.65)
Distributions paid to shareholders from:
Net investment income	(0.63)	(1.19)	(1.22)	(0.87)	(0.83)	(0.83)
Net asset value, end of period	$56.93	$50.51	$41.49	$41.48	$43.40	$25.87
Total return (b)	14.06%	25.17%	3.24%	(2.52)%	71.99%	(17.56)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,251,610	$904,182	$894,024	$1,171,738	$1,312,886	$538,172
Ratio of total expenses to average net assets	0.60% (c)	0.61%	0.62%	0.62%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets	2.02% (c)	2.57%	3.06%	2.10%	2.25%	2.36%
Portfolio turnover rate (d)	43%	75%	78%	64%	86%	90%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Health Care AlphaDEX® Fund (FXH)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$109.16	$106.42	$108.57	$122.03	$95.29	$77.62
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.38 (a)	0.21 (a)	0.13	(0.15)	0.01
Net realized and unrealized gain (loss)	1.77	2.74	(2.06)	(13.59)	26.89	17.66
Total from investment operations	1.95	3.12	(1.85)	(13.46)	26.74	17.67
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.38)	(0.30)	—	—	—
Net asset value, end of period	$110.89	$109.16	$106.42	$108.57	$122.03	$95.29
Total return (b)	1.79%	2.95%	(1.69)%	(11.03)%	28.08%	22.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,081,224	$1,266,313	$1,521,820	$1,503,728	$1,604,748	$1,348,309
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.62%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.32% (c)	0.37%	0.19%	0.12%	(0.14)%	0.01%
Portfolio turnover rate (d)	38%	98%	94%	88%	103%	107%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$73.15	$61.85	$53.68	$59.52	$39.13	$42.49
Income from investment operations:
Net investment income (loss)	0.27 (a)	0.53 (a)	0.45 (a)	0.42	0.33	0.58
Net realized and unrealized gain (loss)	5.32	11.31	8.18	(5.87)	20.42	(3.29)
Total from investment operations	5.59	11.84	8.63	(5.45)	20.75	(2.71)
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.54)	(0.46)	(0.39)	(0.36)	(0.65)
Net asset value, end of period	$78.44	$73.15	$61.85	$53.68	$59.52	$39.13
Total return (b)	7.66%	19.26%	16.23%	(9.16)%	53.21%	(6.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,031,635	$1,945,865	$1,762,616	$1,578,226	$1,767,604	$179,979
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.61%	0.61%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets	0.70% (c)	0.82%	0.82%	0.74%	0.55%	1.30%
Portfolio turnover rate (d)	34%	78%	81%	77%	91%	97%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Materials AlphaDEX® Fund (FXZ)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$67.23	$68.14	$61.97	$57.91	$35.85	$38.48
Income from investment operations:
Net investment income (loss)	0.48 (a)	1.02 (a)	1.00 (a)	0.89	0.72	0.71
Net realized and unrealized gain (loss)	(7.31)	(0.89)	6.50	3.93 (b)	22.05	(2.57)
Total from investment operations	(6.83)	0.13	7.50	4.82	22.77	(1.86)
Distributions paid to shareholders from:
Net investment income	(0.62)	(1.04)	(1.33)	(0.76)	(0.71)	(0.77)
Net asset value, end of period	$59.78	$67.23	$68.14	$61.97	$57.91	$35.85
Total return (c)	(10.17)%	0.21%	12.41%	8.37%	64.02%	(4.78)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$263,021	$379,864	$589,445	$1,567,915	$460,362	$96,795
Ratio of total expenses to average net assets	0.63% (d)	0.61%	0.62%	0.61%	0.64%	0.67%
Ratio of net investment income (loss) to average net assets	1.50% (d)	1.54%	1.58%	1.69%	1.39%	1.95%
Portfolio turnover rate (e)	21%	53%	35%	60%	77%	84%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Technology AlphaDEX® Fund (FXL)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$135.15	$120.05	$104.35	$125.53	$89.44	$69.32
Income from investment operations:
Net investment income (loss)	0.03 (a)	0.40 (a)	0.23 (a)	0.34	(0.06)	0.11
Net realized and unrealized gain (loss)	22.00	15.10	15.73	(21.21)	36.15	20.17
Total from investment operations	22.03	15.50	15.96	(20.87)	36.09	20.28
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.40)	(0.26)	(0.31)	—	(0.16)
Net asset value, end of period	$157.13	$135.15	$120.05	$104.35	$125.53	$89.44
Total return (b)	16.30%	12.93%	15.36%	(16.64)%	40.34%	29.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,485,668	$1,338,637	$1,231,083	$1,143,164	$2,668,074	$2,205,109
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.62%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.05% (c)	0.32%	0.23%	0.27%	(0.05)%	0.16%
Portfolio turnover rate (d)	51%	119%	104%	91%	92%	110%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Utilities AlphaDEX® Fund (FXU)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.84	$32.56	$34.33	$30.82	$27.54	$28.87
Income from investment operations:
Net investment income (loss)	0.48 (a)	0.87 (a)	0.70 (a)	0.69	0.68	1.05
Net realized and unrealized gain (loss)	4.08	2.32	(1.75)	3.47	3.32	(1.29)
Total from investment operations	4.56	3.19	(1.05)	4.16	4.00	(0.24)
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.91)	(0.72)	(0.65)	(0.72)	(1.09)
Net asset value, end of period	$38.88	$34.84	$32.56	$34.33	$30.82	$27.54
Total return (b)	13.13%	10.15%	(3.01)%	13.69%	14.80%	(0.70)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$326,585	$252,591	$306,069	$396,558	$174,146	$229,988
Ratio of total expenses to average net assets	0.62% (c)	0.63%	0.64%	0.64%	0.64%	0.62%
Ratio of net investment income (loss) to average net assets	2.52% (c)	2.78%	2.13%	2.22%	2.33%	2.42%
Portfolio turnover rate (d)	35%	53%	46%	48%	38%	64%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)
First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)
First Trust Energy AlphaDEX® Fund – (ticker “FXN”)
First Trust Financials AlphaDEX® Fund – (ticker “FXO”)
First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)
First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)
First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)
First Trust Technology AlphaDEX® Fund – (ticker “FXL”)
First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Consumer Discretionary AlphaDEX® Fund	StrataQuant® Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX® Fund	StrataQuant® Consumer Staples Index(1)
First Trust Energy AlphaDEX® Fund	StrataQuant® Energy Index(1)
First Trust Financials AlphaDEX® Fund	StrataQuant® Financials Index(1)
First Trust Health Care AlphaDEX® Fund	StrataQuant® Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX® Fund	StrataQuant® Industrials Index(1)
First Trust Materials AlphaDEX® Fund	StrataQuant® Materials Index(1)
First Trust Technology AlphaDEX® Fund	StrataQuant® Technology Index(1)
First Trust Utilities AlphaDEX® Fund	StrataQuant® Utilities Index(1)

(1)
This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates (“IDI”), and licensed to First Trust
Portfolios L.P. (“FTP”), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Prior to November 14, 2024, Brown Brother Harriman & Co. was the securities lending agent for FXD, FXO and FXL. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers for FXG, FXN, FXH, FXR, FXZ and FXU, and effective November 14, 2024, for FXD, FXO and FXL. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2025, only FXD, FXO, FXZ and FXL had securities in the securities lending program. During the six months ended January 31, 2025, all the Funds, except FXG and FXH, participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2025, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)
Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$9,968,451	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	7,160,577	—	—
First Trust Energy AlphaDEX® Fund	11,341,810	—	—
First Trust Financials AlphaDEX® Fund	22,438,342	—	—
First Trust Health Care AlphaDEX® Fund	4,631,531	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	14,721,301	—	—
First Trust Materials AlphaDEX® Fund	7,248,352	—	—
First Trust Technology AlphaDEX® Fund	4,165,122	—	—
First Trust Utilities AlphaDEX® Fund	6,819,192	—	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$723,473	$(466,684,533)	$190,976,476
First Trust Consumer Staples AlphaDEX® Fund	974,820	(295,226,113)	15,217,796
First Trust Energy AlphaDEX® Fund	865,872	(523,492,898)	(3,789,154)
First Trust Financials AlphaDEX® Fund	2,275,691	(488,528,414)	145,479,722
First Trust Health Care AlphaDEX® Fund	349,581	(745,021,536)	154,288,088
First Trust Industrials/Producer Durables AlphaDEX® Fund	566,826	(382,225,506)	344,310,736
First Trust Materials AlphaDEX® Fund	680,490	(297,989,820)	(21,409,793)
First Trust Technology AlphaDEX® Fund	—	(622,183,753)	210,366,313
First Trust Utilities AlphaDEX® Fund	517,735	(209,372,648)	9,482,214
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of January 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)

Non-Expiring Capital Loss Carryforwards
First Trust Consumer Discretionary AlphaDEX® Fund	$466,684,533
First Trust Consumer Staples AlphaDEX® Fund	295,226,113
First Trust Energy AlphaDEX® Fund	523,492,898
First Trust Financials AlphaDEX® Fund	488,528,414
First Trust Health Care AlphaDEX® Fund	745,021,536
First Trust Industrials/Producer Durables AlphaDEX® Fund	382,225,506
First Trust Materials AlphaDEX® Fund	297,989,820
First Trust Technology AlphaDEX® Fund	622,183,753
First Trust Utilities AlphaDEX® Fund	209,372,648
During the taxable year ended July 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Consumer Discretionary AlphaDEX® Fund	$1,563,987
First Trust Industrials/Producer Durables AlphaDEX® Fund	30,393,080
First Trust Technology AlphaDEX® Fund	108,732,662
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Funds had no net late year ordinary or capital losses.
As of January 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$1,392,094,087	$304,646,971	$(77,834,556)	$226,812,415
First Trust Consumer Staples AlphaDEX® Fund	307,980,386	31,323,321	(37,827,087)	(6,503,766)
First Trust Energy AlphaDEX® Fund	425,111,652	22,919,726	(62,283,541)	(39,363,815)
First Trust Financials AlphaDEX® Fund	2,020,230,249	241,562,309	(6,723,602)	234,838,707
First Trust Health Care AlphaDEX® Fund	954,037,832	170,568,181	(42,876,294)	127,691,887
First Trust Industrials/Producer Durables AlphaDEX® Fund	1,700,765,073	353,702,069	(21,822,690)	331,879,379
First Trust Materials AlphaDEX® Fund	306,944,012	17,647,338	(60,130,558)	(42,483,220)
First Trust Technology AlphaDEX® Fund	1,195,526,908	361,485,924	(53,574,073)	307,911,851
First Trust Utilities AlphaDEX® Fund	293,332,172	39,380,923	(6,009,540)	33,371,383
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.
I. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)
business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
The Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least November 30, 2025. For the six months ended January 31, 2025, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended January 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$558,818,014	$557,299,770
First Trust Consumer Staples AlphaDEX® Fund	165,157,187	166,357,102
First Trust Energy AlphaDEX® Fund	108,934,952	109,688,334
First Trust Financials AlphaDEX® Fund	559,352,143	558,644,338
First Trust Health Care AlphaDEX® Fund	452,873,763	455,125,918
First Trust Industrials/Producer Durables AlphaDEX® Fund	683,721,846	684,300,301
First Trust Materials AlphaDEX® Fund	67,212,447	67,730,473
First Trust Technology AlphaDEX® Fund	701,149,874	702,904,275
First Trust Utilities AlphaDEX® Fund	111,286,115	111,565,707
For the six months ended January 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$277,853,784	$297,644,735
First Trust Consumer Staples AlphaDEX® Fund	3,239,389	105,838,462
First Trust Energy AlphaDEX® Fund	30,393,294	146,235,953
First Trust Financials AlphaDEX® Fund	1,354,189,697	140,777,268
First Trust Health Care AlphaDEX® Fund	—	200,503,304
First Trust Industrials/Producer Durables AlphaDEX® Fund	685,646,340	736,498,258
First Trust Materials AlphaDEX® Fund	3,324,911	80,999,247
First Trust Technology AlphaDEX® Fund	21,562,405	84,502,596
First Trust Utilities AlphaDEX® Fund	82,243,186	39,200,771
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)
transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended January 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Disclaimer
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2025
AlphaDEX® Style Funds
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Semi-Annual Financial Statements and Other Information
January 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.4%
9,519	Axon Enterprise, Inc. (a)	$6,208,102
8,588	General Dynamics Corp.	2,206,944
6,783	General Electric Co.	1,380,815
9,519	HEICO Corp.	2,274,470
51,727	Howmet Aerospace, Inc.	6,547,604
10,761	L3Harris Technologies, Inc.	2,281,440
4,656	Lockheed Martin Corp.	2,155,495
2,411	Northrop Grumman Corp.	1,174,808
9,777	RTX Corp.	1,260,744
59,169	Textron, Inc.	4,527,020
892	TransDigm Group, Inc.	1,207,179
		31,224,621
	Air Freight & Logistics — 0.7%
20,429	Expeditors International of Washington, Inc.	2,320,326
16,087	FedEx Corp.	4,260,964
26,918	United Parcel Service, Inc., Class B	3,074,843
		9,656,133
	Automobiles — 1.2%
571,446	Ford Motor Co.	5,760,175
106,200	General Motors Co.	5,252,652
85,073	Rivian Automotive, Inc., Class A (a)	1,068,517
8,405	Tesla, Inc. (a)	3,400,663
		15,482,007
	Banks — 3.7%
77,233	Bank of America Corp.	3,575,888
48,222	Citigroup, Inc.	3,926,718
103,424	Citizens Financial Group, Inc.	4,919,880
80,284	Fifth Third Bancorp	3,557,384
2,677	First Citizens BancShares, Inc., Class A	5,901,955
278,171	Huntington Bancshares, Inc.	4,784,541
23,601	JPMorgan Chase & Co.	6,308,547
18,055	M&T Bank Corp.	3,633,388
11,734	PNC Financial Services Group (The), Inc.	2,357,947
144,320	Regions Financial Corp.	3,556,045
70,968	U.S. Bancorp	3,390,851
48,325	Wells Fargo & Co.	3,808,010
		49,721,154
	Beverages — 0.6%
89,373	Brown-Forman Corp., Class B	2,950,203
105,678	Keurig Dr Pepper, Inc.	3,392,264
21,527	Monster Beverage Corp. (a)	1,048,580
7,441	PepsiCo, Inc.	1,121,284
		8,512,331
Shares	Description	Value

	Biotechnology — 0.9%
36,995	Biogen, Inc. (a)	$5,324,690
16,578	Neurocrine Biosciences, Inc. (a)	2,516,872
12,827	United Therapeutics Corp. (a)	4,504,458
		12,346,020
	Broadline Retail — 1.0%
20,630	Amazon.com, Inc. (a)	4,903,338
205,907	Coupang, Inc. (a)	4,840,874
54,792	eBay, Inc.	3,697,364
		13,441,576
	Building Products — 1.9%
39,581	Builders FirstSource, Inc. (a)	6,621,110
66,303	Carrier Global Corp.	4,334,890
14,335	Johnson Controls International PLC	1,118,130
3,714	Lennox International, Inc.	2,200,248
15,592	Masco Corp.	1,236,134
33,216	Owens Corning	6,130,013
9,190	Trane Technologies PLC	3,333,672
		24,974,197
	Capital Markets — 6.3%
10,625	Ameriprise Financial, Inc.	5,773,200
19,174	Ares Management Corp., Class A	3,800,670
73,634	Bank of New York Mellon (The) Corp.	6,327,370
5,790	Cboe Global Markets, Inc.	1,183,071
15,287	Charles Schwab (The) Corp.	1,264,541
9,744	CME Group, Inc.	2,304,651
18,228	Coinbase Global, Inc., Class A (a)	5,310,363
2,356	FactSet Research Systems, Inc.	1,117,710
9,880	Goldman Sachs Group (The), Inc.	6,327,152
7,593	Intercontinental Exchange, Inc.	1,213,589
38,248	KKR & Co., Inc.	6,390,093
17,327	LPL Financial Holdings, Inc.	6,357,103
4,781	Moody’s Corp.	2,387,823
18,000	Morgan Stanley	2,491,740
3,772	MSCI, Inc.	2,251,016
43,906	Nasdaq, Inc.	3,615,220
55,193	Northern Trust Corp.	6,197,622
7,285	Raymond James Financial, Inc.	1,227,377
151,834	Robinhood Markets, Inc., Class A (a)	7,887,776
2,272	S&P Global, Inc.	1,184,644
34,583	State Street Corp.	3,514,324
50,025	T. Rowe Price Group, Inc.	5,848,923
		83,975,978
	Chemicals — 2.9%
15,604	Air Products and Chemicals, Inc.	5,231,397
81,742	Celanese Corp.	5,806,952
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
66,306	CF Industries Holdings, Inc.	$6,114,076
19,864	Corteva, Inc.	1,296,523
112,780	Dow, Inc.	4,404,059
29,678	DuPont de Nemours, Inc.	2,279,270
76,173	LyondellBasell Industries N.V., Class A	5,766,296
28,417	PPG Industries, Inc.	3,278,754
9,194	RPM International, Inc.	1,163,960
29,606	Westlake Corp.	3,383,078
		38,724,365
	Commercial Services & Supplies — 0.6%
6,193	Cintas Corp.	1,242,130
39,430	Copart, Inc. (a)	2,284,180
11,249	Republic Services, Inc.	2,439,571
11,109	Veralto Corp.	1,148,559
5,607	Waste Management, Inc.	1,234,998
		8,349,438
	Communications Equipment — 0.3%
19,113	Cisco Systems, Inc.	1,158,248
7,343	Motorola Solutions, Inc.	3,445,702
		4,603,950
	Construction & Engineering — 0.8%
12,464	EMCOR Group, Inc.	5,584,620
17,899	Quanta Services, Inc.	5,505,911
		11,090,531
	Consumer Finance — 1.6%
125,683	Ally Financial, Inc.	4,897,867
19,062	American Express Co.	6,051,232
25,380	Capital One Financial Corp.	5,170,160
69,629	Synchrony Financial	4,803,008
		20,922,267
	Consumer Staples Distribution & Retail — 1.7%
11,422	Casey’s General Stores, Inc.	4,817,457
3,704	Costco Wholesale Corp.	3,629,476
59,692	Dollar General Corp.	4,241,713
74,013	Kroger (The) Co.	4,562,161
14,799	Sysco Corp.	1,079,143
33,480	Target Corp.	4,617,227
		22,947,177
	Containers & Packaging — 0.6%
12,093	Avery Dennison Corp.	2,246,033
63,069	International Paper Co.	3,508,529
10,052	Packaging Corp. of America	2,137,658
		7,892,220
Shares	Description	Value

	Distributors — 0.3%
29,072	Genuine Parts Co.	$3,379,620
3,318	Pool Corp.	1,142,221
		4,521,841
	Diversified Telecommunication Services — 0.7%
198,764	AT&T, Inc.	4,716,670
113,174	Verizon Communications, Inc.	4,457,924
		9,174,594
	Electric Utilities — 3.5%
57,396	Alliant Energy Corp.	3,379,476
49,071	American Electric Power Co., Inc.	4,826,624
5,057	Constellation Energy Corp.	1,516,999
42,007	Duke Energy Corp.	4,704,364
42,515	Edison International	2,295,810
59,692	Entergy Corp.	4,839,827
150,301	Exelon Corp.	6,012,040
85,329	FirstEnergy Corp.	3,396,094
50,165	NRG Energy, Inc.	5,138,903
168,205	PG&E Corp.	2,632,408
104,571	PPL Corp.	3,513,586
67,029	Xcel Energy, Inc.	4,504,349
		46,760,480
	Electrical Equipment — 1.0%
6,277	AMETEK, Inc.	1,158,483
6,819	Eaton Corp. PLC	2,225,994
9,130	Emerson Electric Co.	1,186,444
5,402	Hubbell, Inc.	2,285,100
49,796	Vertiv Holdings Co., Class A	5,827,128
		12,683,149
	Electronic Equipment, Instruments & Components — 1.1%
48,875	Amphenol Corp., Class A	3,459,372
6,501	CDW Corp.	1,294,609
39,570	TE Connectivity PLC	5,855,173
7,314	Teledyne Technologies, Inc. (a)	3,739,868
		14,349,022
	Energy Equipment & Services — 1.2%
110,333	Baker Hughes Co.	5,095,178
208,066	Halliburton Co.	5,413,877
147,557	Schlumberger N.V.	5,943,596
		16,452,651
	Entertainment — 2.1%
61,054	Liberty Media Corp.-Liberty Formula One, Class C (a)	5,842,868
43,686	Live Nation Entertainment, Inc. (a)	6,320,490
6,347	Netflix, Inc. (a)	6,199,496
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
78,221	ROBLOX Corp., Class A (a)	$5,559,166
12,294	Take-Two Interactive Software, Inc. (a)	2,280,660
10,162	Walt Disney (The) Co.	1,148,916
		27,351,596
	Financial Services — 2.2%
34,254	Apollo Global Management, Inc.	5,856,749
7,488	Berkshire Hathaway, Inc., Class B (a)	3,509,401
10,030	Corpay, Inc. (a)	3,816,314
22,033	Fiserv, Inc. (a)	4,760,009
20,194	Global Payments, Inc.	2,278,893
6,446	Mastercard, Inc., Class A	3,580,302
13,257	PayPal Holdings, Inc. (a)	1,174,305
10,741	Visa, Inc., Class A	3,671,274
		28,647,247
	Food Products — 2.7%
111,982	Archer-Daniels-Midland Co.	5,736,838
72,754	Bunge Global S.A.	5,538,762
54,033	Campbell’s (The) Co.	2,094,859
81,547	Conagra Brands, Inc.	2,111,252
70,972	General Mills, Inc.	4,268,256
20,043	Hershey (The) Co.	2,991,418
108,205	Hormel Foods Corp.	3,243,986
73,687	Kraft Heinz (The) Co.	2,198,820
14,841	McCormick & Co., Inc.	1,146,171
37,886	Mondelez International, Inc., Class A	2,197,009
78,792	Tyson Foods, Inc., Class A	4,450,960
		35,978,331
	Gas Utilities — 0.3%
32,497	Atmos Energy Corp.	4,631,147
	Ground Transportation — 1.0%
140,249	CSX Corp.	4,609,985
19,890	J.B. Hunt Transport Services, Inc.	3,405,566
9,642	Norfolk Southern Corp.	2,461,602
12,828	Old Dominion Freight Line, Inc.	2,381,005
		12,858,158
	Health Care Equipment & Supplies — 2.7%
10,004	Abbott Laboratories	1,279,812
5,426	Align Technology, Inc. (a)	1,188,891
77,603	Baxter International, Inc.	2,526,754
4,987	Becton Dickinson & Co.	1,234,781
50,670	Boston Scientific Corp. (a)	5,186,581
12,308	Cooper (The) Cos., Inc. (a)	1,188,337
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
14,473	GE HealthCare Technologies, Inc.	$1,277,966
47,086	Hologic, Inc. (a)	3,396,784
6,503	Intuitive Surgical, Inc. (a)	3,718,936
42,493	Medtronic PLC	3,859,214
4,948	ResMed, Inc.	1,168,619
5,504	STERIS PLC	1,214,457
6,286	Stryker Corp.	2,459,649
53,558	Zimmer Biomet Holdings, Inc.	5,863,530
		35,564,311
	Health Care Providers & Services — 2.9%
93,386	Centene Corp. (a)	5,979,506
8,195	Cigna Group (The)	2,411,051
126,026	CVS Health Corp.	7,117,948
12,268	Elevance Health, Inc.	4,854,448
3,769	HCA Healthcare, Inc.	1,243,431
13,379	Humana, Inc.	3,923,124
4,934	Labcorp Holdings, Inc.	1,232,513
11,662	Molina Healthcare, Inc. (a)	3,620,001
30,001	Quest Diagnostics, Inc.	4,893,163
26,890	Tenet Healthcare Corp. (a)	3,788,532
		39,063,717
	Health Care REITs — 0.8%
34,796	Alexandria Real Estate Equities, Inc.	3,387,391
167,458	Healthpeak Properties, Inc.	3,459,682
19,213	Ventas, Inc.	1,160,850
17,955	Welltower, Inc.	2,450,498
		10,458,421
	Health Care Technology — 0.2%
10,764	Veeva Systems, Inc., Class A (a)	2,510,811
	Hotels, Restaurants & Leisure — 3.5%
911	Booking Holdings, Inc.	4,315,917
227,018	Carnival Corp. (a)	6,281,588
37,528	Chipotle Mexican Grill, Inc. (a)	2,189,759
6,060	Darden Restaurants, Inc.	1,183,154
33,724	DoorDash, Inc., Class A (a)	6,368,103
30,416	DraftKings, Inc., Class A (a)	1,275,951
30,362	Expedia Group, Inc. (a)	5,190,384
18,312	Hilton Worldwide Holdings, Inc.	4,689,154
66,090	Las Vegas Sands Corp.	3,028,905
16,226	Marriott International, Inc., Class A	4,715,113
24,524	Royal Caribbean Cruises Ltd.	6,538,099
		45,776,127
	Household Durables — 2.5%
40,462	D.R. Horton, Inc.	5,741,558
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
27,428	Garmin Ltd.	$5,920,334
41,485	Lennar Corp., Class A	5,444,491
554	NVR, Inc. (a)	4,440,964
51,949	PulteGroup, Inc.	5,910,757
44,917	Toll Brothers, Inc.	6,100,178
		33,558,282
	Household Products — 0.2%
10,806	Church & Dwight Co., Inc.	1,140,249
6,749	Procter & Gamble (The) Co.	1,120,267
		2,260,516
	Independent Power and Renewable Electricity Producers — 0.4%
32,827	Vistra Corp.	5,515,921
	Industrial Conglomerates — 0.4%
17,530	3M Co.	2,668,066
10,018	Honeywell International, Inc.	2,241,227
		4,909,293
	Insurance — 5.9%
21,877	Aflac, Inc.	2,349,152
29,344	Allstate (The) Corp.	5,643,732
62,168	American International Group, Inc.	4,579,295
9,451	Aon PLC, Class A	3,504,620
24,503	Arch Capital Group Ltd.	2,280,494
11,959	Arthur J. Gallagher & Co.	3,609,465
33,272	Brown & Brown, Inc.	3,482,248
16,380	Chubb Ltd.	4,453,394
39,369	Cincinnati Financial Corp.	5,395,521
2,744	Erie Indemnity Co., Class A	1,105,695
15,608	Everest Group Ltd.	5,423,936
60,463	Fidelity National Financial, Inc.	3,517,133
41,370	Hartford Financial Services Group (The), Inc.	4,614,823
53,440	Loews Corp.	4,566,448
2,622	Markel Group, Inc. (a)	4,795,061
5,327	Marsh & McLennan Cos., Inc.	1,155,320
13,819	MetLife, Inc.	1,195,482
18,888	Progressive (The) Corp.	4,654,759
28,638	Prudential Financial, Inc.	3,458,325
5,297	Reinsurance Group of America, Inc.	1,206,974
18,788	Travelers (The) Cos., Inc.	4,606,442
38,669	W.R. Berkley Corp.	2,274,897
		77,873,216
Shares	Description	Value

	Interactive Media & Services — 0.7%
17,931	Alphabet, Inc., Class A	$3,658,283
7,730	Meta Platforms, Inc., Class A	5,327,361
		8,985,644
	IT Services — 2.3%
3,217	Accenture PLC, Class A	1,238,384
35,487	Akamai Technologies, Inc. (a)	3,545,151
42,031	Cloudflare, Inc., Class A (a)	5,817,091
58,854	Cognizant Technology Solutions Corp., Class A	4,861,929
2,336	Gartner, Inc. (a)	1,268,051
22,931	GoDaddy, Inc., Class A (a)	4,876,277
15,441	International Business Machines Corp.	3,948,264
14,655	Snowflake, Inc., Class A (a)	2,660,029
10,934	VeriSign, Inc. (a)	2,350,810
		30,565,986
	Life Sciences Tools & Services — 0.4%
5,757	IQVIA Holdings, Inc. (a)	1,159,230
10,137	Revvity, Inc.	1,278,580
2,175	Thermo Fisher Scientific, Inc.	1,300,106
3,050	Waters Corp. (a)	1,267,214
		5,005,130
	Machinery — 2.6%
6,238	Caterpillar, Inc.	2,317,043
6,492	Cummins, Inc.	2,312,775
8,012	Deere & Co.	3,818,199
6,031	Dover Corp.	1,228,394
30,173	Fortive Corp.	2,453,970
5,406	IDEX Corp.	1,212,620
12,507	Ingersoll Rand, Inc.	1,173,157
10,815	Nordson Corp.	2,381,679
54,387	PACCAR, Inc.	6,030,430
3,558	Parker-Hannifin Corp.	2,515,684
13,332	Snap-on, Inc.	4,734,860
23,872	Westinghouse Air Brake Technologies Corp.	4,963,466
		35,142,277
	Media — 1.8%
6,603	Charter Communications, Inc., Class A (a)	2,281,271
150,741	Comcast Corp., Class A	5,073,942
116,453	Fox Corp., Class A	5,960,065
82,169	News Corp., Class A	2,310,592
39,451	Omnicom Group, Inc.	3,423,952
38,508	Trade Desk (The), Inc., Class A (a)	4,570,129
		23,619,951
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining — 1.7%
59,425	Freeport-McMoRan, Inc.	$2,130,386
30,399	Newmont Corp.	1,298,645
48,473	Nucor Corp.	6,225,388
21,010	Reliance, Inc.	6,082,395
49,595	Steel Dynamics, Inc.	6,358,079
		22,094,893
	Multi-Utilities — 3.0%
50,772	Ameren Corp.	4,782,722
142,637	CenterPoint Energy, Inc.	4,645,687
50,929	CMS Energy Corp.	3,361,314
50,721	Consolidated Edison, Inc.	4,754,587
84,030	Dominion Energy, Inc.	4,671,228
37,482	DTE Energy Co.	4,493,342
92,340	NiSource, Inc.	3,444,282
13,392	Public Service Enterprise Group, Inc.	1,118,768
51,594	Sempra	4,278,690
36,095	WEC Energy Group, Inc.	3,582,790
		39,133,410
	Oil, Gas & Consumable Fuels — 6.9%
15,798	Cheniere Energy, Inc.	3,533,223
39,059	Chevron Corp.	5,827,212
57,046	ConocoPhillips	5,637,856
221,508	Coterra Energy, Inc.	6,140,202
172,848	Devon Energy Corp.	5,894,117
34,531	Diamondback Energy, Inc.	5,675,515
46,153	EOG Resources, Inc.	5,805,586
73,615	EQT Corp.	3,763,199
52,592	Exxon Mobil Corp.	5,618,403
123,883	Kinder Morgan, Inc.	3,404,305
40,554	Marathon Petroleum Corp.	5,909,123
114,497	Occidental Petroleum Corp.	5,341,285
22,539	ONEOK, Inc.	2,190,114
49,656	Phillips 66	5,852,953
31,694	Targa Resources Corp.	6,237,379
4,092	Texas Pacific Land Corp.	5,308,020
46,149	Valero Energy Corp.	6,137,817
62,719	Williams (The) Cos., Inc.	3,476,514
		91,752,823
	Passenger Airlines — 1.0%
93,509	Delta Air Lines, Inc.	6,290,351
67,309	Southwest Airlines Co.	2,067,059
46,610	United Airlines Holdings, Inc. (a)	4,933,202
		13,290,612
	Pharmaceuticals — 0.7%
15,648	Johnson & Johnson	2,380,843
Shares	Description	Value

	Pharmaceuticals (Continued)
85,297	Pfizer, Inc.	$2,262,077
363,522	Viatris, Inc.	4,100,528
		8,743,448
	Professional Services — 1.2%
7,730	Automatic Data Processing, Inc.	2,342,267
5,005	Broadridge Financial Solutions, Inc.	1,192,291
16,936	Jacobs Solutions, Inc.	2,373,242
31,416	Leidos Holdings, Inc.	4,462,014
16,138	Paychex, Inc.	2,383,098
29,862	SS&C Technologies Holdings, Inc.	2,417,329
4,108	Verisk Analytics, Inc.	1,180,804
		16,351,045
	Residential REITs — 0.4%
47,302	Equity Residential	3,340,940
7,320	Mid-America Apartment Communities, Inc.	1,116,886
9,202	Sun Communities, Inc.	1,164,053
		5,621,879
	Retail REITs — 0.2%
96,582	Kimco Realty Corp.	2,168,266
6,571	Simon Property Group, Inc.	1,142,434
		3,310,700
	Semiconductors & Semiconductor Equipment — 1.7%
24,401	Broadcom, Inc.	5,399,209
30,733	Marvell Technology, Inc.	3,468,526
33,702	NVIDIA Corp.	4,046,599
89,728	ON Semiconductor Corp. (a)	4,696,364
51,035	Skyworks Solutions, Inc.	4,529,867
		22,140,565
	Software — 5.0%
17,470	AppLovin Corp., Class A (a)	6,456,737
11,484	Autodesk, Inc. (a)	3,575,429
3,765	Cadence Design Systems, Inc. (a)	1,120,539
6,614	Crowdstrike Holdings, Inc., Class A (a)	2,632,835
23,755	Datadog, Inc., Class A (a)	3,390,076
2,273	Fair Isaac Corp. (a)	4,258,602
47,903	Fortinet, Inc. (a)	4,832,455
82,649	Gen Digital, Inc.	2,224,085
6,496	HubSpot, Inc. (a)	5,063,827
8,374	Manhattan Associates, Inc. (a)	1,746,733
11,720	MicroStrategy, Inc., Class A (a)	3,923,739
13,579	Oracle Corp.	2,309,245
74,803	Palantir Technologies, Inc., Class A (a)	6,170,499
12,436	Palo Alto Networks, Inc. (a)	2,293,447
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
13,537	Salesforce, Inc.	$4,625,593
4,269	ServiceNow, Inc. (a)	4,347,464
3,924	Tyler Technologies, Inc. (a)	2,360,835
8,770	Workday, Inc., Class A (a)	2,298,266
27,729	Zoom Communications, Inc. (a)	2,410,759
		66,041,165
	Specialized REITs — 0.6%
6,381	Digital Realty Trust, Inc.	1,045,591
2,399	Equinix, Inc.	2,191,870
32,293	Iron Mountain, Inc.	3,280,000
20,742	Millrose Properties, Inc. (a) (b) (c) (d)	218,828
40,194	Weyerhaeuser Co.	1,230,740
		7,967,029
	Specialty Retail — 3.1%
1,060	AutoZone, Inc. (a)	3,551,223
52,749	Best Buy Co., Inc.	4,529,029
19,846	Burlington Stores, Inc. (a)	5,634,875
22,255	Carvana Co. (a)	5,507,667
2,909	Home Depot (The), Inc.	1,198,450
4,585	Lowe’s Cos., Inc.	1,192,283
2,863	O’Reilly Automotive, Inc. (a)	3,705,924
14,959	Ross Stores, Inc.	2,252,227
28,097	TJX (The) Cos., Inc.	3,506,225
21,325	Tractor Supply Co.	1,159,227
7,804	Ulta Beauty, Inc. (a)	3,216,419
24,441	Williams-Sonoma, Inc.	5,166,094
		40,619,643
	Technology Hardware, Storage & Peripherals — 1.6%
9,036	Apple, Inc.	2,132,496
29,455	Dell Technologies, Inc., Class C	3,051,538
264,980	Hewlett Packard Enterprise Co.	5,614,926
34,675	HP, Inc.	1,126,938
9,748	NetApp, Inc.	1,190,231
36,838	Pure Storage, Inc., Class A (a)	2,497,248
26,219	Seagate Technology Holdings PLC	2,526,463
37,121	Super Micro Computer, Inc. (a)	1,058,691
37,949	Western Digital Corp. (a)	2,471,618
		21,670,149
	Textiles, Apparel & Luxury Goods — 0.5%
27,856	Deckers Outdoor Corp. (a)	4,940,540
14,953	NIKE, Inc., Class B	1,149,886
		6,090,426
Shares	Description	Value

	Tobacco — 0.4%
43,276	Altria Group, Inc.	$2,260,305
28,205	Philip Morris International, Inc.	3,672,291
		5,932,596
	Trading Companies & Distributors — 0.7%
15,734	Fastenal Co.	1,152,358
3,213	United Rentals, Inc.	2,435,647
3,220	W.W. Grainger, Inc.	3,421,798
4,775	Watsco, Inc.	2,285,267
		9,295,070
	Water Utilities — 0.2%
18,177	American Water Works Co., Inc.	2,265,581
	Wireless Telecommunication Services — 0.4%
20,504	T-Mobile US, Inc.	4,776,817
	Total Common Stocks	1,325,179,635
	(Cost $1,132,472,184)
MONEY MARKET FUNDS — 0.1%
1,042,075	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (e)	1,042,075
	(Cost $1,042,075)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$6	Bank of America Corp., 4.34% (e), dated 01/31/25, due 02/03/25, with a maturity value of $6. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $6. (f)	6
	(Cost $6)

	Total Investments — 100.0%	1,326,221,716
	(Cost $1,133,514,265)
	Net Other Assets and Liabilities — (0.0)%	(1,060)
	Net Assets — 100.0%	$1,326,220,656

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $218,828 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of January 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Specialized REITs	$ 7,967,029	$ 7,748,201	$ —	$ 218,828
Other Industry Categories*	1,317,212,606	1,317,212,606	—	—
Money Market Funds	1,042,075	1,042,075	—	—
Repurchase Agreements	6	—	6	—
Total Investments	$1,326,221,716	$1,326,002,882	$6	$218,828

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6
Non-cash Collateral(2)	(6)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.8%
32,456	BWX Technologies, Inc.	$3,665,256
10,188	Curtiss-Wright Corp.	3,534,625
14,416	Hexcel Corp.	939,923
23,915	Huntington Ingalls Industries, Inc.	4,717,473
139,868	Leonardo DRS, Inc. (a)	4,916,360
13,775	Moog, Inc., Class A	2,502,366
10,863	Woodward, Inc.	2,012,371
		22,288,374
	Air Freight & Logistics — 0.2%
41,555	GXO Logistics, Inc. (a)	1,888,675
	Automobile Components — 0.8%
142,155	BorgWarner, Inc.	4,534,745
47,721	Lear Corp.	4,490,069
15,592	Modine Manufacturing Co. (a)	1,581,808
		10,606,622
	Automobiles — 0.6%
149,988	Harley-Davidson, Inc.	4,058,675
37,774	Thor Industries, Inc.	3,884,678
		7,943,353
	Banks — 6.7%
43,337	Ameris Bancorp	2,845,074
47,721	Atlantic Union Bankshares Corp.	1,802,422
64,697	Axos Financial, Inc. (a)	4,524,261
81,188	Bank OZK	4,123,539
25,471	BOK Financial Corp.	2,812,508
104,945	Cadence Bank	3,694,064
100,387	Columbia Banking System, Inc.	2,800,797
29,225	Comerica, Inc.	1,967,427
29,012	Commerce Bancshares, Inc.	1,938,002
26,928	Cullen/Frost Bankers, Inc.	3,753,763
47,191	East West Bancorp, Inc.	4,859,257
50,142	First Financial Bankshares, Inc.	1,868,291
89,756	First Horizon Corp.	1,964,759
183,457	FNB Corp.	2,878,440
49,552	Hancock Whitney Corp.	2,960,237
63,874	Home BancShares, Inc.	1,928,356
28,619	International Bancshares Corp.	1,885,706
208,206	Old National Bancorp	4,965,713
7,903	Pinnacle Financial Partners, Inc.	986,057
28,827	Popular, Inc.	2,967,451
23,989	Prosperity Bancshares, Inc.	1,919,120
42,664	ServisFirst Bancshares, Inc.	3,868,345
18,171	SouthState Corp.	1,918,676
17,641	Synovus Financial Corp.	995,305
16,017	UMB Financial Corp.	1,888,404
48,141	United Bankshares, Inc.	1,853,429
Shares	Description	Value

	Banks (Continued)
55,948	United Community Banks, Inc.	$1,855,795
299,282	Valley National Bancorp	3,076,619
49,102	Webster Financial Corp.	2,957,905
21,637	Western Alliance Bancorp	1,901,243
14,493	Wintrust Financial Corp.	1,895,829
49,981	Zions Bancorp N.A.	2,891,901
		84,548,695
	Beverages — 0.6%
2,153	Coca-Cola Consolidated, Inc.	2,944,486
78,840	Molson Coors Beverage Co., Class B	4,316,490
		7,260,976
	Biotechnology — 1.7%
125,706	Alkermes PLC (a)	3,963,510
28,324	Apellis Pharmaceuticals, Inc. (a)	821,679
32,939	Bridgebio Pharma, Inc. (a)	1,126,843
17,676	Crinetics Pharmaceuticals, Inc. (a)	712,343
135,710	Exelixis, Inc. (a)	4,498,787
18,903	Halozyme Therapeutics, Inc. (a)	1,070,666
13,091	Insmed, Inc. (a)	1,002,509
5,770	Krystal Biotech, Inc. (a)	921,700
28,549	Natera, Inc. (a)	5,050,889
152,804	Roivant Sciences Ltd. (a)	1,700,709
7,434	Sarepta Therapeutics, Inc. (a)	845,394
		21,715,029
	Broadline Retail — 0.9%
10,467	Dillard’s, Inc., Class A	4,899,707
213,546	Macy’s, Inc.	3,327,047
32,947	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,673,920
		11,900,674
	Building Products — 1.4%
30,720	AAON, Inc.	3,575,194
6,915	Allegion PLC	917,828
25,582	Armstrong World Industries, Inc.	3,863,138
38,082	AZEK (The) Co., Inc. (a)	1,950,941
5,124	CSW Industrials, Inc.	1,689,946
26,456	Fortune Brands Innovations, Inc.	1,896,102
32,093	UFP Industries, Inc.	3,711,555
		17,604,704
	Capital Markets — 3.9%
19,550	Affiliated Managers Group, Inc.	3,674,227
116,574	Blue Owl Capital, Inc.	3,032,090
9,789	Cohen & Steers, Inc.	867,599
133,638	Franklin Resources, Inc.	2,972,109
238,478	Golub Capital BDC, Inc.	3,751,259
12,210	Hamilton Lane, Inc., Class A	1,943,588
20,818	Houlihan Lokey, Inc.	3,783,047
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
25,580	Interactive Brokers Group, Inc., Class A	$5,562,115
11,527	Jefferies Financial Group, Inc.	886,311
17,558	Lazard, Inc.	954,628
61,718	Main Street Capital Corp. (b)	3,824,047
5,369	Morningstar, Inc.	1,764,468
12,053	Piper Sandler Cos.	3,822,488
32,874	SEI Investments Co.	2,846,231
8,522	Stifel Financial Corp.	987,274
71,915	TPG, Inc.	4,836,284
27,614	Tradeweb Markets, Inc., Class A	3,504,217
		49,011,982
	Chemicals — 2.4%
63,239	Ashland, Inc.	4,015,044
66,360	Avient Corp.	2,846,844
26,412	Axalta Coating Systems Ltd. (a)	949,247
9,898	Cabot Corp.	855,880
39,588	Eastman Chemical Co.	3,944,944
35,544	Element Solutions, Inc.	917,391
92,966	FMC Corp.	5,185,644
40,184	H.B. Fuller Co.	2,536,816
50,128	Huntsman Corp.	843,654
183,856	Mosaic (The) Co.	5,127,744
1,711	NewMarket Corp.	852,112
80,222	Olin Corp.	2,349,702
		30,425,022
	Commercial Services & Supplies — 0.5%
9,744	Brink’s (The) Co.	909,407
25,627	Casella Waste Systems, Inc., Class A (a)	2,755,928
7,855	Clean Harbors, Inc. (a)	1,830,215
22,685	Tetra Tech, Inc.	834,808
		6,330,358
	Communications Equipment — 0.3%
14,378	F5, Inc. (a)	4,274,004
	Construction & Engineering — 1.0%
25,127	API Group Corp. (a)	958,595
18,684	Arcosa, Inc.	1,892,689
10,656	Comfort Systems USA, Inc.	4,654,008
15,577	Dycom Industries, Inc. (a)	2,946,545
5,894	Valmont Industries, Inc.	1,955,394
		12,407,231
Shares	Description	Value

	Construction Materials — 0.4%
3,664	Eagle Materials, Inc.	$940,695
44,461	Knife River Corp. (a)	4,605,271
		5,545,966
	Consumer Finance — 0.8%
8,725	FirstCash Holdings, Inc.	952,334
52,012	OneMain Holdings, Inc.	2,888,747
65,541	SLM Corp.	1,829,249
293,450	SoFi Technologies, Inc. (a)	4,630,641
		10,300,971
	Consumer Staples Distribution & Retail — 1.1%
10,115	BJ’s Wholesale Club Holdings, Inc. (a)	1,001,891
109,105	Maplebear, Inc. (a)	5,267,589
10,689	Performance Food Group Co. (a)	965,324
35,563	Sprouts Farmers Market, Inc. (a)	5,631,045
13,399	US Foods Holding Corp. (a)	950,391
		13,816,240
	Containers & Packaging — 0.9%
11,505	AptarGroup, Inc.	1,808,011
33,277	Graphic Packaging Holding Co.	912,788
53,434	Sealed Air Corp.	1,861,106
52,094	Silgan Holdings, Inc.	2,866,212
74,007	Sonoco Products Co.	3,525,693
		10,973,810
	Distributors — 0.3%
98,377	LKQ Corp.	3,678,316
	Diversified Consumer Services — 1.2%
653,999	ADT, Inc.	5,022,712
8,152	Bright Horizons Family Solutions, Inc. (a)	999,435
13,938	Duolingo, Inc. (a)	5,073,293
16,555	Grand Canyon Education, Inc. (a)	2,907,720
22,647	Service Corp. International	1,769,184
		15,772,344
	Diversified REITs — 0.3%
28,895	Essential Properties Realty Trust, Inc.	927,529
49,770	WP Carey, Inc.	2,782,641
		3,710,170
	Electric Utilities — 1.9%
58,739	Evergy, Inc.	3,769,282
24,811	IDACORP, Inc.	2,727,721
65,732	OGE Energy Corp.	2,775,862
61,203	Otter Tail Corp.	4,715,079
42,649	Pinnacle West Capital Corp.	3,708,757
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
103,602	Portland General Electric Co.	$4,262,186
55,147	TXNM Energy, Inc.	2,666,358
		24,625,245
	Electrical Equipment — 1.1%
9,282	Acuity Brands, Inc.	3,085,244
54,152	Atkore, Inc.	4,410,139
39,115	EnerSys	3,796,893
5,828	Generac Holdings, Inc. (a)	870,295
11,653	Regal Rexnord Corp.	1,849,681
		14,012,252
	Electronic Equipment, Instruments & Components — 2.8%
31,961	Arrow Electronics, Inc. (a)	3,725,055
51,824	Avnet, Inc.	2,677,228
12,781	Badger Meter, Inc.	2,733,984
16,053	Belden, Inc.	1,869,693
38,164	Coherent Corp. (a)	3,453,460
11,885	Insight Enterprises, Inc. (a)	2,053,134
33,295	Itron, Inc. (a)	3,574,551
12,560	Jabil, Inc.	2,039,870
3,836	Littelfuse, Inc.	914,349
35,832	Sanmina Corp. (a)	3,000,213
30,827	TD SYNNEX Corp.	4,393,156
38,374	Trimble, Inc. (a)	2,876,515
74,350	Vontier Corp.	2,866,192
		36,177,400
	Energy Equipment & Services — 1.5%
30,973	Cactus, Inc., Class A	1,849,398
141,134	Helmerich & Payne, Inc.	4,458,423
227,206	Liberty Energy, Inc.	4,160,142
309,530	NOV, Inc.	4,472,708
328,266	Patterson-UTI Energy, Inc.	2,649,107
241,022	Transocean Ltd. (a)	944,806
		18,534,584
	Entertainment — 0.7%
16,019	Madison Square Garden Sports Corp. (a)	3,522,097
31,799	TKO Group Holdings, Inc. (a)	4,935,523
29,156	Warner Music Group Corp., Class A	927,161
		9,384,781
	Financial Services — 3.6%
74,205	Affirm Holdings, Inc. (a)	4,531,699
83,013	Essent Group Ltd.	4,835,507
26,367	Euronet Worldwide, Inc. (a)	2,597,150
5,158	Jack Henry & Associates, Inc.	897,956
190,602	MGIC Investment Corp.	4,867,975
Shares	Description	Value

	Financial Services (Continued)
28,242	Mr. Cooper Group, Inc. (a)	$2,931,802
8,848	PennyMac Financial Services, Inc.	926,297
142,470	Radian Group, Inc.	4,846,829
43,547	Shift4 Payments, Inc., Class A (a)	5,219,108
123,981	Toast, Inc., Class A (a)	5,073,303
39,393	Voya Financial, Inc.	2,796,509
18,596	Walker & Dunlop, Inc.	1,786,518
341,069	Western Union (The) Co.	3,519,832
5,157	WEX, Inc. (a)	948,321
		45,778,806
	Food Products — 1.6%
107,310	Darling Ingredients, Inc. (a)	4,019,833
131,244	Flowers Foods, Inc.	2,565,820
24,409	Freshpet, Inc. (a)	3,904,220
26,280	Ingredion, Inc.	3,585,643
24,622	J.M. Smucker (The) Co.	2,631,846
31,584	Post Holdings, Inc. (a)	3,352,957
		20,060,319
	Gas Utilities — 1.9%
250,784	MDU Resources Group, Inc.	4,468,971
29,791	National Fuel Gas Co.	2,086,264
58,125	New Jersey Resources Corp.	2,787,094
52,207	ONE Gas, Inc.	3,687,902
38,345	Southwest Gas Holdings, Inc.	2,863,605
53,298	Spire, Inc.	3,782,026
128,066	UGI Corp.	3,935,468
		23,611,330
	Ground Transportation — 1.0%
34,079	Knight-Swift Transportation Holdings, Inc.	1,945,570
5,259	Landstar System, Inc.	865,947
140,129	Lyft, Inc., Class A (a)	1,897,347
23,048	Ryder System, Inc.	3,674,082
1,984	Saia, Inc. (a)	952,538
42,333	U-Haul Holding Co.	2,740,638
		12,076,122
	Health Care Equipment & Supplies — 2.7%
18,083	Glaukos Corp. (a)	2,828,905
54,638	Globus Medical, Inc., Class A (a)	5,066,035
11,575	Haemonetics Corp. (a)	799,254
9,752	Inspire Medical Systems, Inc. (a)	1,887,012
13,847	Insulet Corp. (a)	3,854,728
20,461	Integer Holdings Corp. (a)	2,909,963
20,205	Lantheus Holdings, Inc. (a)	1,869,165
16,403	Masimo Corp. (a)	2,857,895
18,688	Merit Medical Systems, Inc. (a)	2,034,749
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
74,451	Neogen Corp. (a)	$853,208
11,419	Penumbra, Inc. (a)	3,048,530
54,729	Solventum Corp. (a)	4,053,230
10,157	Teleflex, Inc.	1,830,698
		33,893,372
	Health Care Providers & Services — 3.8%
113,976	Acadia Healthcare Co., Inc. (a)	5,141,457
24,371	CorVel Corp. (a)	2,823,380
24,174	DaVita, Inc. (a)	4,259,459
29,361	Encompass Health Corp.	2,914,666
13,608	Ensign Group (The), Inc.	1,900,493
88,754	Guardant Health, Inc. (a)	4,169,663
37,678	HealthEquity, Inc. (a)	4,160,405
13,060	Henry Schein, Inc. (a)	1,044,800
186,895	Hims & Hers Health, Inc. (a)	6,967,446
77,917	Option Care Health, Inc. (a)	2,409,194
38,825	RadNet, Inc. (a)	2,541,873
239,743	Select Medical Holdings Corp.	4,715,745
25,189	Universal Health Services, Inc., Class B	4,749,638
		47,798,219
	Health Care REITs — 0.1%
23,879	Omega Healthcare Investors, Inc.	884,956
52,185	Sabra Health Care REIT, Inc.	872,011
		1,756,967
	Hotel & Resort REITs — 0.3%
206,354	Host Hotels & Resorts, Inc.	3,448,175
8,662	Ryman Hospitality Properties, Inc.	908,124
		4,356,299
	Hotels, Restaurants & Leisure — 3.2%
24,225	Aramark	942,595
37,379	Boyd Gaming Corp.	2,865,100
54,090	Caesars Entertainment, Inc. (a)	1,949,944
24,038	Cava Group, Inc. (a)	3,246,332
19,097	Choice Hotels International, Inc. (b)	2,813,561
6,769	Churchill Downs, Inc.	836,513
51,767	Dutch Bros, Inc., Class A (a)	3,236,473
23,205	Hilton Grand Vacations, Inc. (a)	956,046
11,513	Hyatt Hotels Corp., Class A	1,821,702
122,580	Life Time Group Holdings, Inc. (a)	3,553,594
10,462	Light & Wonder, Inc. (a)	919,714
52,170	MGM Resorts International (a)	1,798,822
175,638	Norwegian Cruise Line Holdings Ltd. (a)	4,979,337
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
36,567	Planet Fitness, Inc., Class A (a)	$3,955,087
18,755	Six Flags Entertainment Corp.	826,908
20,038	Texas Roadhouse, Inc.	3,628,882
20,982	Wynn Resorts Ltd.	1,822,287
		40,152,897
	Household Durables — 2.4%
10,258	Champion Homes, Inc. (a)	947,121
68,764	KB Home	4,614,064
33,992	M/I Homes, Inc. (a)	4,276,194
58,760	Meritage Homes Corp.	4,575,641
37,934	Mohawk Industries, Inc. (a)	4,639,328
73,830	Taylor Morrison Home Corp. (a)	4,759,082
124,631	Tri Pointe Homes, Inc. (a)	4,593,899
23,685	Whirlpool Corp.	2,487,162
		30,892,491
	Household Products — 0.2%
100,463	Reynolds Consumer Products, Inc.	2,773,783
	Independent Power and Renewable Electricity Producers — 0.2%
13,458	Talen Energy Corp. (a)	2,984,042
	Insurance — 4.2%
13,200	American Financial Group, Inc.	1,802,592
8,478	Assurant, Inc.	1,824,381
50,207	Assured Guaranty Ltd.	4,749,582
30,597	Axis Capital Holdings Ltd.	2,784,939
72,871	CNO Financial Group, Inc.	2,910,468
14,474	First American Financial Corp.	915,046
24,315	Globe Life, Inc.	2,968,618
11,689	Hanover Insurance Group (The), Inc.	1,789,469
27,207	Kemper Corp.	1,827,766
7,772	Kinsale Capital Group, Inc.	3,434,758
57,007	Lincoln National Corp.	2,004,366
99,899	Old Republic International Corp.	3,654,305
13,321	Primerica, Inc.	3,865,355
18,164	RenaissanceRe Holdings Ltd.	4,224,583
43,868	RLI Corp.	3,217,718
42,263	Ryan Specialty Holdings, Inc.	2,813,871
9,664	Selective Insurance Group, Inc.	813,032
49,504	Unum Group	3,774,680
2,323	White Mountains Insurance Group Ltd.	4,489,105
		53,864,634
	Interactive Media & Services — 0.3%
62,853	IAC, Inc. (a)	2,660,568
27,632	Match Group, Inc.	986,462
		3,647,030
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.1%
32,536	ASGN, Inc. (a)	$2,870,001
180,945	DXC Technology Co. (a)	3,930,125
7,730	EPAM Systems, Inc. (a)	1,963,111
130,611	Kyndryl Holdings, Inc. (a)	4,957,993
		13,721,230
	Leisure Products — 0.9%
38,147	Acushnet Holdings Corp.	2,491,762
41,920	Brunswick Corp.	2,827,085
203,911	Mattel, Inc. (a)	3,800,901
47,058	Polaris, Inc.	2,244,666
		11,364,414
	Life Sciences Tools & Services — 0.2%
9,793	Charles River Laboratories International, Inc. (a)	1,613,495
2,721	Medpace Holdings, Inc. (a)	950,037
		2,563,532
	Machinery — 4.3%
9,668	AGCO Corp.	1,009,629
41,822	Allison Transmission Holdings, Inc.	4,915,758
23,680	Chart Industries, Inc. (a)	5,010,451
5,956	Crane Co.	1,014,426
13,418	Donaldson Co., Inc.	955,227
22,608	Esab Corp.	2,799,775
19,565	Federal Signal Corp.	1,923,435
62,853	Flowserve Corp.	3,935,855
18,549	Franklin Electric Co., Inc.	1,854,715
12,652	ITT, Inc.	1,910,705
5,239	Kadant, Inc.	1,953,623
20,018	Middleby (The) Corp. (a)	3,425,881
45,556	Mueller Industries, Inc.	3,587,535
47,536	Oshkosh Corp.	5,533,190
3,022	RBC Bearings, Inc. (a)	1,053,923
12,422	SPX Technologies, Inc. (a)	1,844,915
97,776	Terex Corp.	4,702,048
50,657	Timken (The) Co.	4,066,237
22,567	Toro (The) Co.	1,879,154
8,892	Watts Water Technologies, Inc., Class A	1,838,688
		55,215,170
	Marine Transportation — 0.4%
8,544	Kirby Corp. (a)	932,578
33,514	Matson, Inc.	4,753,961
		5,686,539
Shares	Description	Value

	Media — 0.4%
17,365	New York Times (The) Co., Class A	$942,920
22,887	Nexstar Media Group, Inc.	3,506,746
		4,449,666
	Metals & Mining — 1.7%
22,582	Alpha Metallurgical Resources, Inc. (a)	4,136,345
21,303	Carpenter Technology Corp.	4,112,757
288,457	Cleveland-Cliffs, Inc. (a)	2,953,800
91,111	Commercial Metals Co.	4,417,972
184,081	Hecla Mining Co.	1,045,580
83,318	Warrior Met Coal, Inc.	4,396,691
		21,063,145
	Mortgage REITs — 0.4%
333,824	Rithm Capital Corp.	3,842,314
95,391	Starwood Property Trust, Inc.	1,845,816
		5,688,130
	Multi-Utilities — 0.3%
61,779	Black Hills Corp.	3,628,281
	Office REITs — 0.6%
58,995	Cousins Properties, Inc.	1,801,117
89,376	Kilroy Realty Corp.	3,487,452
26,615	SL Green Realty Corp.	1,793,585
		7,082,154
	Oil, Gas & Consumable Fuels — 5.5%
59,895	Antero Midstream Corp.	960,716
25,788	Antero Resources Corp. (a)	962,408
195,717	APA Corp.	4,292,074
87,090	California Resources Corp.	4,284,828
38,652	Chord Energy Corp.	4,346,418
98,520	Civitas Resources, Inc.	5,000,875
123,238	CNX Resources Corp. (a)	3,374,257
36,361	DT Midstream, Inc.	3,675,370
9,079	Expand Energy Corp.	922,426
128,934	HF Sinclair Corp.	4,651,939
193,291	Magnolia Oil & Gas Corp., Class A	4,580,997
80,325	Matador Resources Co.	4,658,850
149,343	Murphy Oil Corp.	3,977,004
119,553	New Fortress Energy, Inc.	1,793,295
121,614	Northern Oil & Gas, Inc.	4,372,023
111,583	Ovintiv, Inc.	4,711,034
102,128	PBF Energy, Inc., Class A	2,988,265
100,482	Range Resources Corp.	3,721,853
116,592	SM Energy Co.	4,425,832
36,837	Viper Energy, Inc.	1,727,655
		69,428,119
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.2%
26,185	Louisiana-Pacific Corp.	$3,062,859
	Passenger Airlines — 0.6%
41,878	Alaska Air Group, Inc. (a)	3,067,564
259,273	American Airlines Group, Inc. (a)	4,386,899
		7,454,463
	Personal Care Products — 0.8%
59,984	BellRing Brands, Inc. (a)	4,639,763
389,583	Coty, Inc., Class A (a)	2,855,643
7,199	elf Beauty, Inc. (a)	719,252
13,746	Interparfums, Inc.	1,938,461
		10,153,119
	Pharmaceuticals — 1.5%
10,681	Axsome Therapeutics, Inc. (a)	1,137,099
89,684	Corcept Therapeutics, Inc. (a)	6,001,653
32,465	Intra-Cellular Therapies, Inc. (a)	4,125,652
29,358	Jazz Pharmaceuticals PLC (a)	3,651,255
242,315	Organon & Co.	3,770,422
35,153	Perrigo Co. PLC	875,661
		19,561,742
	Professional Services — 3.6%
130,611	Alight, Inc., Class A	894,685
4,474	CACI International, Inc., Class A (a)	1,728,127
104,440	Concentrix Corp. (b)	5,460,123
49,770	Dayforce, Inc. (a)	3,520,730
145,076	Dun & Bradstreet Holdings, Inc.	1,784,435
101,827	ExlService Holdings, Inc. (a)	5,117,825
84,174	Genpact Ltd.	4,098,432
15,602	KBR, Inc.	849,061
53,600	Korn Ferry	3,791,128
15,659	ManpowerGroup, Inc.	942,985
48,428	Maximus, Inc.	3,646,144
39,190	Parsons Corp. (a)	3,106,591
17,638	Paycom Software, Inc.	3,660,943
18,124	Paylocity Holding Corp. (a)	3,724,845
12,827	Robert Half, Inc.	831,061
16,171	Science Applications International Corp.	1,750,996
9,958	TriNet Group, Inc.	929,978
		45,838,089
	Real Estate Management & Development — 0.3%
23,502	Howard Hughes Holdings, Inc. (a)	1,794,848
7,140	Jones Lang LaSalle, Inc. (a)	2,019,192
		3,814,040
Shares	Description	Value

	Residential REITs — 0.1%
45,556	Independence Realty Trust, Inc.	$875,131
	Retail REITs — 0.4%
12,828	Agree Realty Corp.	930,928
32,465	Brixmor Property Group, Inc.	846,038
35,809	Kite Realty Group Trust	828,978
24,129	Phillips Edison & Co., Inc.	876,607
24,451	Regency Centers Corp.	1,756,560
		5,239,111
	Semiconductors & Semiconductor Equipment — 1.1%
175,910	Amkor Technology, Inc.	4,329,145
67,238	Credo Technology Group Holding Ltd. (a)	4,708,004
29,312	Diodes, Inc. (a)	1,728,822
20,872	MACOM Technology Solutions Holdings, Inc. (a)	2,760,322
17,098	Rambus, Inc. (a)	1,053,579
		14,579,872
	Software — 4.5%
69,646	ACI Worldwide, Inc. (a)	3,729,543
10,990	Appfolio, Inc., Class A (a)	2,570,671
7,243	Aspen Technology, Inc. (a)	1,908,893
286,930	Aurora Innovation, Inc. (a)	1,951,124
57,204	Box, Inc., Class A (a)	1,910,042
77,053	CCC Intelligent Solutions Holdings, Inc. (a)	856,059
17,967	Commvault Systems, Inc. (a)	2,861,424
64,653	Confluent, Inc., Class A (a)	1,918,901
50,247	DocuSign, Inc. (a)	4,860,392
120,351	Dropbox, Inc., Class A (a)	3,869,285
33,258	Dynatrace, Inc. (a)	1,920,649
9,123	Elastic N.V. (a)	1,027,067
32,080	Gitlab, Inc., Class A (a)	2,334,141
10,722	Guidewire Software, Inc. (a)	2,265,237
26,914	nCino, Inc. (a)	915,345
29,546	Nutanix, Inc., Class A (a)	2,031,731
48,488	Pegasystems, Inc.	5,250,766
36,187	Procore Technologies, Inc. (a)	2,879,038
35,920	Q2 Holdings, Inc. (a)	3,418,506
6,445	Qualys, Inc. (a)	898,497
41,375	Samsara, Inc., Class A (a)	2,130,812
71,112	UiPath, Inc., Class A (a)	1,011,213
33,018	Workiva, Inc. (a)	3,243,028
100,482	Zeta Global Holdings Corp., Class A (a)	1,843,845
		57,606,209
	Specialized REITs — 0.2%
106,465	Rayonier, Inc.	2,782,995
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 4.5%
24,186	Abercrombie & Fitch Co., Class A (a)	$2,887,325
78,554	Academy Sports & Outdoors, Inc.	4,109,160
57,336	Advance Auto Parts, Inc.	2,780,796
216,875	American Eagle Outfitters, Inc.	3,500,362
14,876	Asbury Automotive Group, Inc. (a)	4,413,412
21,287	AutoNation, Inc. (a)	4,013,664
69,939	Bath & Body Works, Inc.	2,630,406
11,908	Boot Barn Holdings, Inc. (a)	1,915,402
11,056	CarMax, Inc. (a)	946,836
15,798	Dick’s Sporting Goods, Inc.	3,792,310
17,222	Five Below, Inc. (a)	1,615,079
86,519	GameStop Corp., Class A (a)	2,327,361
76,497	Gap (The), Inc.	1,841,283
8,577	Group 1 Automotive, Inc.	3,915,315
10,115	Lithia Motors, Inc.	3,804,251
1,800	Murphy USA, Inc.	905,238
23,718	Penske Automotive Group, Inc.	3,928,412
55,993	Signet Jewelers Ltd.	3,316,465
65,878	Urban Outfitters, Inc. (a)	3,650,959
24,983	Valvoline, Inc. (a)	927,119
		57,221,155
	Textiles, Apparel & Luxury Goods — 1.4%
21,537	Columbia Sportswear Co.	1,901,717
31,748	Kontoor Brands, Inc.	2,916,054
42,733	PVH Corp.	3,828,877
19,565	Ralph Lauren Corp.	4,885,380
40,326	Skechers USA, Inc., Class A (a)	3,038,161
13,833	Tapestry, Inc.	1,008,979
		17,579,168
	Trading Companies & Distributors — 3.4%
93,739	Air Lease Corp.	4,330,742
11,322	Applied Industrial Technologies, Inc.	2,944,060
26,692	Beacon Roofing Supply, Inc. (a)	3,158,731
38,021	Boise Cascade Co.	4,796,729
53,262	Core & Main, Inc., Class A (a)	3,006,107
31,373	FTAI Aviation Ltd.	3,153,928
23,330	GATX Corp.	3,860,415
42,618	GMS, Inc. (a)	3,594,402
14,321	Herc Holdings, Inc.	2,920,911
36,304	MSC Industrial Direct Co., Inc., Class A	2,919,205
65,985	Rush Enterprises, Inc., Class A	4,008,589
Shares	Description	Value

	Trading Companies & Distributors (Continued)
6,858	SiteOne Landscape Supply, Inc. (a)	$975,893
19,978	WESCO International, Inc.	3,695,930
		43,365,642
	Water Utilities — 0.2%
74,655	Essential Utilities, Inc.	2,648,759
	Total Common Stocks	1,270,056,823
	(Cost $1,094,791,517)
MONEY MARKET FUNDS — 0.1%
1,947,345	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (c)	1,947,345
	(Cost $1,947,345)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$3,756,920	Bank of America Corp., 4.34% (c), dated 01/31/25, due 02/03/25, with a maturity value of $3,758,279. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $3,832,058. (d)	3,756,920
3,910,263	Mizuho Financial Group, Inc., 4.33% (c), dated 01/31/25, due 02/03/25, with a maturity value of $3,911,674. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $3,988,469. (d)	3,910,263
	Total Repurchase Agreements	7,667,183
	(Cost $7,667,183)

	Total Investments — 100.6%	1,279,671,351
	(Cost $1,104,406,045)
	Net Other Assets and Liabilities — (0.6)%	(8,211,826)
	Net Assets — 100.0%	$1,271,459,525

See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,364,717 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,667,183.

(c)	Rate shown reflects yield as of January 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,270,056,823	$ 1,270,056,823	$ —	$ —
Money Market Funds	1,947,345	1,947,345	—	—
Repurchase Agreements	7,667,183	—	7,667,183	—
Total Investments	$1,279,671,351	$1,272,004,168	$7,667,183	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,364,717
Non-cash Collateral(2)	(7,364,717)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$7,667,183
Non-cash Collateral(4)	(7,667,183)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.0%
19,711	AAR Corp. (a)	$1,335,618
68,682	Kratos Defense & Security Solutions, Inc. (a)	2,291,918
118,560	Rocket Lab USA, Inc. (a)	3,444,168
97,097	Triumph Group, Inc. (a)	1,819,598
25,254	V2X, Inc. (a)	1,316,491
		10,207,793
	Air Freight & Logistics — 0.2%
54,214	Hub Group, Inc., Class A	2,418,487
	Automobile Components — 2.8%
175,259	Adient PLC (a)	3,054,764
208,977	Dana, Inc.	3,331,093
18,648	Dorman Products, Inc. (a)	2,448,110
39,903	Fox Factory Holding Corp. (a)	1,090,150
200,645	Garrett Motion, Inc.	1,922,179
60,507	Gentherm, Inc. (a)	2,308,342
268,419	Goodyear Tire & Rubber (The) Co. (a)	2,380,877
17,524	LCI Industries	1,836,340
21,808	Patrick Industries, Inc.	2,118,429
50,151	Phinia, Inc.	2,552,184
34,036	Visteon Corp. (a)	2,861,066
30,243	XPEL, Inc. (a) (b)	1,268,089
		27,171,623
	Automobiles — 0.1%
12,640	Winnebago Industries, Inc.	604,192
	Banks — 10.7%
31,035	1st Source Corp.	1,946,515
50,539	Associated Banc-Corp.	1,270,551
156,259	Banc of California, Inc.	2,503,269
20,616	BancFirst Corp.	2,454,953
45,901	Bancorp (The), Inc. (a)	2,802,715
8,477	Bank of Hawaii Corp.	631,621
47,467	BankUnited, Inc.	1,951,368
18,090	Banner Corp.	1,278,420
21,243	Berkshire Hills Bancorp, Inc.	624,757
62,476	Byline Bancorp, Inc.	1,833,046
38,056	Cathay General Bancorp	1,807,279
10,195	City Holding Co.	1,204,335
38,200	Columbia Financial, Inc. (a)	564,978
9,792	Community Financial System, Inc.	641,670
62,032	Customers Bancorp, Inc. (a)	3,534,583
56,417	CVB Financial Corp.	1,175,730
140,045	Eastern Bankshares, Inc.	2,571,226
32,124	Enterprise Financial Services Corp.	1,922,300
11,725	FB Financial Corp.	619,197
Shares	Description	Value

	Banks (Continued)
27,471	First Bancorp	$1,212,295
32,488	First BanCorp	674,451
102,494	First Busey Corp.	2,488,554
107,082	First Commonwealth Financial Corp.	1,786,128
89,872	First Financial Bancorp	2,518,213
46,546	First Hawaiian, Inc.	1,285,601
55,800	First Interstate BancSystem, Inc., Class A	1,838,610
45,420	First Merchants Corp.	2,018,465
93,975	Fulton Financial Corp.	1,911,452
45,048	German American Bancorp, Inc.	1,861,834
63,284	Hilltop Holdings, Inc.	1,909,911
147,423	Hope Bancorp, Inc.	1,718,952
28,226	Independent Bank Corp.	1,895,658
17,567	Lakeland Financial Corp.	1,195,259
15,271	Live Oak Bancshares, Inc.	541,968
42,077	National Bank Holdings Corp., Class A	1,814,781
25,291	NBT Bancorp, Inc.	1,204,610
17,270	Nicolet Bankshares, Inc.	1,936,485
137,364	Northwest Bancshares, Inc.	1,814,578
42,813	OFG Bancorp	1,828,543
24,235	Pacific Premier Bancorp, Inc.	627,687
10,569	Park National Corp.	1,793,665
24,624	Pathward Financial, Inc.	1,963,272
76,231	Peoples Bancorp, Inc.	2,488,942
20,975	Preferred Bank	1,916,276
64,011	Provident Financial Services, Inc.	1,188,684
37,447	QCR Holdings, Inc.	2,911,879
67,574	Renasant Corp.	2,627,277
63,207	S&T Bancorp, Inc.	2,492,884
43,875	Seacoast Banking Corp. of Florida	1,248,244
54,459	Simmons First National Corp., Class A	1,237,309
63,909	Stellar Bancorp, Inc.	1,815,016
33,735	Stock Yards Bancorp, Inc.	2,486,607
7,723	Texas Capital Bancshares, Inc. (a)	609,731
35,463	TowneBank	1,268,512
41,460	TriCo Bancshares	1,818,850
68,300	Trustmark Corp.	2,561,250
66,709	Veritex Holdings, Inc.	1,787,801
56,198	WaFd, Inc.	1,667,957
55,680	WesBanco, Inc.	1,951,027
11,512	Westamerica BanCorp	595,861
34,102	WSFS Financial Corp.	1,909,712
		103,763,304
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Beverages — 0.6%
2,014	Boston Beer (The) Co., Inc., Class A (a)	$504,850
76,701	MGP Ingredients, Inc.	2,771,207
65,450	Vita Coco (The) Co., Inc. (a)	2,450,448
		5,726,505
	Biotechnology — 4.5%
65,825	ACADIA Pharmaceuticals, Inc. (a)	1,228,295
140,861	ADMA Biologics, Inc. (a)	2,274,905
18,379	Agios Pharmaceuticals, Inc. (a)	632,054
23,625	Arcellx, Inc. (a)	1,609,571
216,778	Arcutis Biotherapeutics, Inc. (a)	2,870,141
48,705	Beam Therapeutics, Inc. (a)	1,262,434
240,935	BioCryst Pharmaceuticals, Inc. (a)	1,903,387
115,754	Catalyst Pharmaceuticals, Inc. (a)	2,611,410
47,294	Dynavax Technologies Corp. (a)	617,187
170,605	Geron Corp. (a)	489,636
56,401	Janux Therapeutics, Inc. (a)	2,452,316
45,037	Kymera Therapeutics, Inc. (a)	1,783,015
375,703	MannKind Corp. (a)	2,175,320
125,560	MiMedx Group, Inc. (a)	1,092,372
58,422	Mirum Pharmaceuticals, Inc. (a)	2,855,667
46,999	Newamsterdam Pharma Co. N.V. (a)	1,047,608
31,292	Protagonist Therapeutics, Inc. (a)	1,182,838
66,897	PTC Therapeutics, Inc. (a)	3,069,234
43,154	Rhythm Pharmaceuticals, Inc. (a)	2,564,642
100,323	TG Therapeutics, Inc. (a)	3,180,239
25,993	Twist Bioscience Corp. (a)	1,361,253
61,004	Veracyte, Inc. (a)	2,774,462
43,995	Vericel Corp. (a)	2,575,467
		43,613,453
	Broadline Retail — 0.4%
215,079	Kohl’s Corp. (c)	2,841,193
117,842	Savers Value Village, Inc. (a) (c)	1,312,760
		4,153,953
	Building Products — 2.2%
37,969	American Woodmark Corp. (a)	2,956,266
25,373	Apogee Enterprises, Inc.	1,294,530
14,745	AZZ, Inc.	1,264,974
41,015	Gibraltar Industries, Inc. (a)	2,517,090
25,422	Griffon Corp.	1,926,225
39,499	Hayward Holdings, Inc. (a)	594,855
73,742	JELD-WEN Holding, Inc. (a)	657,779
206,688	Masterbrand, Inc. (a)	3,579,836
99,660	Quanex Building Products Corp.	2,092,860
Shares	Description	Value

	Building Products (Continued)
104,805	Resideo Technologies, Inc. (a)	$2,360,209
30,456	Tecnoglass, Inc.	2,314,656
		21,559,280
	Capital Markets — 2.3%
28,058	Artisan Partners Asset Management, Inc., Class A	1,253,912
199,981	BGC Group, Inc., Class A	1,907,819
214,164	DigitalBridge Group, Inc.	2,349,379
28,883	Donnelley Financial Solutions, Inc. (a)	1,916,965
44,072	Federated Hermes, Inc.	1,752,743
19,135	PJT Partners, Inc., Class A	3,156,701
41,737	StepStone Group, Inc., Class A	2,674,507
12,330	StoneX Group, Inc. (a)	1,350,382
36,904	Victory Capital Holdings, Inc., Class A	2,442,307
10,952	Virtus Investment Partners, Inc.	2,184,924
172,555	WisdomTree, Inc.	1,689,313
		22,678,952
	Chemicals — 1.8%
71,473	Chemours (The) Co.	1,357,272
395,250	Ecovyst, Inc. (a)	3,067,140
14,770	Hawkins, Inc.	1,579,061
14,821	Ingevity Corp. (a)	672,132
16,463	Innospec, Inc.	1,866,081
31,699	Minerals Technologies, Inc.	2,430,996
114,745	Orion S.A.	1,600,693
12,872	Quaker Chemical Corp.	1,817,269
8,475	Sensient Technologies Corp.	639,947
37,338	Stepan Co.	2,366,856
		17,397,447
	Commercial Services & Supplies — 2.6%
23,600	ABM Industries, Inc.	1,259,296
111,841	ACV Auctions, Inc., Class A (a)	2,366,556
16,356	Brady Corp., Class A	1,218,358
151,080	BrightView Holdings, Inc. (a)	2,381,021
8,421	Cimpress PLC (a)	559,828
83,341	CoreCivic, Inc. (a)	1,705,157
149,676	Driven Brands Holdings, Inc. (a)	2,471,151
21,585	GEO Group (The), Inc. (a)	680,143
35,970	HNI Corp.	1,793,104
106,940	MillerKnoll, Inc.	2,399,734
60,881	OPENLANE, Inc. (a)	1,236,493
333,670	Pitney Bowes, Inc.	2,973,000
51,095	Steelcase, Inc., Class A	586,571
14,120	UniFirst Corp.	3,026,198
39,628	Vestis Corp.	553,999
		25,210,609
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment — 0.5%
45,649	Harmonic, Inc. (a)	$514,921
21,582	Lumentum Holdings, Inc. (a)	1,835,765
283,874	Viasat, Inc. (a)	2,730,868
		5,081,554
	Construction & Engineering — 1.6%
34,136	Construction Partners, Inc., Class A (a)	2,744,535
34,428	Granite Construction, Inc.	3,034,484
15,026	IES Holdings, Inc. (a)	3,324,953
4,060	MYR Group, Inc. (a)	574,774
39,525	Primoris Services Corp.	3,034,334
17,926	Sterling Infrastructure, Inc. (a)	2,553,021
24,956	Tutor Perini Corp. (a)	601,190
		15,867,291
	Construction Materials — 0.3%
22,749	United States Lime & Minerals, Inc.	2,515,584
	Consumer Finance — 1.4%
39,564	Bread Financial Holdings, Inc.	2,505,588
31,495	Enova International, Inc. (a)	3,537,518
37,304	LendingClub Corp. (a)	503,231
181,773	Navient Corp.	2,484,837
11,309	Nelnet, Inc., Class A	1,245,913
71,456	PROG Holdings, Inc.	3,054,744
		13,331,831
	Consumer Staples Distribution & Retail — 1.4%
74,524	Andersons (The), Inc.	3,036,853
61,226	Chefs’ Warehouse (The), Inc. (a)	3,297,632
116,068	Grocery Outlet Holding Corp. (a)	1,879,141
46,860	Ingles Markets, Inc., Class A	3,103,069
35,673	Weis Markets, Inc.	2,410,068
		13,726,763
	Containers & Packaging — 0.4%
49,406	Greif, Inc., Class A	3,024,635
55,714	O-I Glass, Inc. (a)	665,225
		3,689,860
	Diversified Consumer Services — 2.5%
33,238	Adtalem Global Education, Inc. (a)	3,560,787
55,235	Frontdoor, Inc. (a)	3,307,472
3,463	Graham Holdings Co., Class B	3,216,503
132,081	Laureate Education, Inc. (a)	2,472,556
Shares	Description	Value

	Diversified Consumer Services (Continued)
165,690	Mister Car Wash, Inc. (a)	$1,328,834
121,395	OneSpaWorld Holdings Ltd.	2,592,997
91,265	Perdoceo Education Corp.	2,626,607
6,464	Strategic Education, Inc.	634,959
29,056	Stride, Inc. (a)	3,919,654
146,766	Udemy, Inc. (a)	1,097,810
		24,758,179
	Diversified REITs — 0.7%
102,132	Alexander & Baldwin, Inc.	1,823,056
45,997	American Assets Trust, Inc.	1,116,807
152,318	Broadstone Net Lease, Inc.	2,397,485
58,521	Empire State Realty Trust, Inc., Class A	559,461
82,731	Global Net Lease, Inc.	594,836
		6,491,645
	Diversified Telecommunication Services — 0.9%
28,623	AST SpaceMobile, Inc. (a) (c)	579,329
23,509	Cogent Communications Holdings, Inc.	1,771,168
1,167,039	Globalstar, Inc. (a)	1,785,570
20,812	Iridium Communications, Inc.	598,345
381,036	Liberty Latin America Ltd., Class C (a)	2,335,751
143,682	Shenandoah Telecommunications Co.	1,551,766
		8,621,929
	Electric Utilities — 0.1%
12,856	MGE Energy, Inc.	1,155,112
	Electrical Equipment — 0.8%
81,577	Bloom Energy Corp., Class A (a) (c)	1,923,586
55,560	Enovix Corp. (a) (c)	670,053
13,624	Powell Industries, Inc.	3,266,763
218,424	Shoals Technologies Group, Inc., Class A (a)	1,044,067
20,992	Thermon Group Holdings, Inc. (a)	581,058
		7,485,527
	Electronic Equipment, Instruments & Components — 2.6%
53,972	Arlo Technologies, Inc. (a)	632,012
26,605	Benchmark Electronics, Inc.	1,134,969
31,121	Crane NXT Co.	1,990,810
11,454	CTS Corp.	585,185
24,524	ePlus, Inc. (a)	1,959,468
90,910	Knowles Corp. (a)	1,720,926
138,440	Mirion Technologies, Inc. (a)	2,192,890
18,036	OSI Systems, Inc. (a)	3,542,992
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
24,932	PAR Technology Corp. (a)	$1,809,814
17,438	PC Connection, Inc.	1,294,248
3,860	Plexus Corp. (a)	547,001
11,887	Rogers Corp. (a)	1,106,085
50,912	ScanSource, Inc. (a)	2,130,667
73,205	TTM Technologies, Inc. (a)	1,800,111
142,607	Vishay Intertechnology, Inc.	2,414,337
		24,861,515
	Energy Equipment & Services — 1.7%
72,793	Archrock, Inc.	2,044,755
81,687	Atlas Energy Solutions, Inc. (c)	1,875,534
34,889	Core Laboratories, Inc.	592,066
64,801	Helix Energy Solutions Group, Inc. (a)	519,704
73,958	Kodiak Gas Services, Inc.	3,459,755
92,629	Oceaneering International, Inc. (a)	2,301,831
508,369	RPC, Inc.	3,116,302
182,460	Select Water Solutions, Inc.	2,280,750
		16,190,697
	Entertainment — 0.5%
15,785	Atlanta Braves Holdings, Inc., Class C (a)	611,669
77,978	Cinemark Holdings, Inc. (a)	2,232,510
33,930	Madison Square Garden Entertainment Corp. (a)	1,233,016
14,979	Sphere Entertainment Co. (a)	698,022
		4,775,217
	Financial Services — 1.7%
58,408	AvidXchange Holdings, Inc. (a)	619,125
34,981	EVERTEC, Inc.	1,135,833
9,199	Federal Agricultural Mortgage Corp., Class C	1,819,378
87,867	Flywire Corp. (a)	1,698,469
159,351	Marqeta, Inc., Class A (a)	613,501
16,560	Merchants Bancorp	694,361
89,025	NCR Atleos Corp. (a)	2,836,337
32,859	NMI Holdings, Inc. (a)	1,269,015
300,769	Payoneer Global, Inc. (a)	3,188,151
133,793	Remitly Global, Inc. (a)	3,144,135
		17,018,305
	Food Products — 1.3%
23,472	Cal-Maine Foods, Inc.	2,532,629
36,371	Fresh Del Monte Produce, Inc.	1,108,952
994	Seaboard Corp.	2,423,710
30,988	Simply Good Foods (The) Co. (a)	1,177,544
Shares	Description	Value

	Food Products (Continued)
18,681	Tootsie Roll Industries, Inc.	$580,232
34,383	TreeHouse Foods, Inc. (a)	1,186,901
48,072	Vital Farms, Inc. (a)	2,109,159
67,142	WK Kellogg Co. (c)	1,113,885
		12,233,012
	Gas Utilities — 0.3%
4,977	Chesapeake Utilities Corp.	608,438
61,066	Northwest Natural Holding Co.	2,437,755
		3,046,193
	Ground Transportation — 1.5%
32,358	ArcBest Corp.	3,093,748
7,492	Avis Budget Group, Inc. (a)	672,032
330,023	Hertz Global Holdings, Inc. (a) (c)	1,362,995
154,758	Marten Transport Ltd.	2,383,273
61,879	Schneider National, Inc., Class B	1,840,900
65,731	Universal Logistics Holdings, Inc.	2,906,625
67,254	Werner Enterprises, Inc.	2,427,870
		14,687,443
	Health Care Equipment & Supplies — 1.8%
65,788	Alphatec Holdings, Inc. (a)	775,641
63,372	Artivion, Inc. (a)	1,961,997
151,745	Avanos Medical, Inc. (a)	2,613,049
26,473	CONMED Corp.	1,900,232
27,527	Enovis Corp. (a)	1,293,219
23,660	Inari Medical, Inc. (a)	1,884,992
53,257	Integra LifeSciences Holdings Corp. (a)	1,390,008
6,697	iRhythm Technologies, Inc. (a)	728,968
13,110	LeMaitre Vascular, Inc.	1,270,752
13,565	Omnicell, Inc. (a)	610,289
30,002	PROCEPT BioRobotics Corp. (a)	2,175,145
16,767	Tandem Diabetes Care, Inc. (a)	621,385
2,470	UFP Technologies, Inc. (a)	678,410
		17,904,087
	Health Care Providers & Services — 2.6%
190,318	AdaptHealth Corp. (a)	2,059,241
9,636	Addus HomeCare Corp. (a)	1,206,042
268,419	Alignment Healthcare, Inc. (a)	4,130,968
126,243	AMN Healthcare Services, Inc. (a)	3,474,207
19,155	Astrana Health, Inc. (a)	706,245
35,463	BrightSpring Health Services, Inc. (a)	836,927
327,784	LifeStance Health Group, Inc. (a)	2,612,438
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
11,230	National HealthCare Corp.	$1,152,984
109,941	NeoGenomics, Inc. (a)	1,572,156
184,833	Owens & Minor, Inc. (a)	2,632,022
142,439	Premier, Inc., Class A	3,227,668
35,011	Progyny, Inc. (a)	811,205
6,808	U.S. Physical Therapy, Inc.	603,938
		25,026,041
	Health Care Technology — 0.6%
56,560	Doximity, Inc., Class A (a)	3,342,696
72,012	Phreesia, Inc. (a)	2,049,462
		5,392,158
	Hotel & Resort REITs — 1.9%
196,724	Apple Hospitality REIT, Inc.	3,037,419
267,527	DiamondRock Hospitality Co.	2,348,887
214,620	Park Hotels & Resorts, Inc.	2,895,224
178,285	Pebblebrook Hotel Trust	2,340,882
295,760	RLJ Lodging Trust	2,883,660
255,043	Sunstone Hotel Investors, Inc.	2,889,637
121,926	Xenia Hotels & Resorts, Inc.	1,824,013
		18,219,722
	Hotels, Restaurants & Leisure — 3.0%
49,463	Bloomin’ Brands, Inc.	621,255
22,826	Brinker International, Inc. (a)	4,153,647
50,923	Cheesecake Factory (The), Inc.	2,859,327
325,400	Global Business Travel Group I (a)	2,870,028
182,460	Krispy Kreme, Inc.	1,654,912
26,902	Marriott Vacations Worldwide Corp.	2,334,287
22,963	Monarch Casino & Resort, Inc.	1,959,662
30,471	Penn Entertainment, Inc. (a)	627,703
95,485	Playa Hotels & Resorts N.V. (a)	1,170,646
496,391	Sabre Corp. (a)	1,662,910
23,265	Shake Shack, Inc., Class A (a)	2,748,294
37,675	Sweetgreen, Inc., Class A (a)	1,240,261
47,885	Travel + Leisure Co.	2,603,029
32,245	United Parks & Resorts, Inc. (a)	1,694,797
37,052	Wendy’s (The) Co.	549,481
		28,750,239
	Household Durables — 2.4%
2,707	Cavco Industries, Inc. (a)	1,376,888
41,163	Century Communities, Inc.	3,144,030
129,769	Dream Finders Homes, Inc., Class A (a) (c)	2,993,771
53,456	Green Brick Partners, Inc. (a)	3,232,484
50,471	Helen of Troy Ltd. (a)	3,118,098
Shares	Description	Value

	Household Durables (Continued)
22,566	Hovnanian Enterprises, Inc., Class A (a)	$2,987,513
55,446	La-Z-Boy, Inc.	2,617,051
33,777	LGI Homes, Inc. (a)	3,015,611
60,637	Newell Brands, Inc.	603,945
		23,089,391
	Household Products — 0.5%
54,821	Central Garden & Pet Co., Class A (d)	1,709,867
28,592	Spectrum Brands Holdings, Inc.	2,417,739
2,488	WD-40 Co.	584,556
		4,712,162
	Independent Power and Renewable Electricity Producers — 0.1%
46,457	Clearway Energy, Inc., Class C	1,204,630
	Industrial REITs — 0.2%
223,132	LXP Industrial Trust	1,856,458
	Insurance — 3.2%
31,164	Baldwin Insurance Group (The), Inc. (a)	1,276,166
12,571	Brighthouse Financial, Inc. (a)	775,756
58,945	Employers Holdings, Inc.	2,897,736
172,801	Genworth Financial, Inc. (a)	1,249,351
22,531	Goosehead Insurance, Inc., Class A	2,414,647
30,790	Horace Mann Educators Corp.	1,189,418
82,326	Lemonade, Inc. (a)	2,736,516
45,423	Mercury General Corp.	2,263,882
134,808	Oscar Health, Inc., Class A (a)	2,237,813
28,598	Palomar Holdings, Inc. (a)	3,084,866
21,988	Safety Insurance Group, Inc.	1,737,272
184,241	SiriusPoint Ltd. (a)	2,682,549
59,749	Skyward Specialty Insurance Group, Inc. (a)	2,645,686
17,897	Stewart Information Services Corp.	1,166,706
62,649	Trupanion, Inc. (a)	2,972,069
		31,330,433
	Interactive Media & Services — 1.3%
66,113	Cargurus, Inc. (a)	2,591,630
34,849	Cars.com, Inc. (a)	624,494
1,118,412	Getty Images Holdings, Inc. (a) (c)	2,851,951
59,698	Shutterstock, Inc.	1,762,285
40,890	TripAdvisor, Inc. (a)	718,028
31,211	Yelp, Inc. (a)	1,246,567
44,457	Ziff Davis, Inc. (a)	2,395,788
		12,190,743
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products — 0.6%
347,093	Peloton Interactive, Inc., Class A (a)	$2,689,971
307,350	Topgolf Callaway Brands Corp. (a)	2,415,771
31,365	YETI Holdings, Inc. (a)	1,168,660
		6,274,402
	Life Sciences Tools & Services — 0.1%
12,078	Azenta, Inc. (a)	652,816
23,265	BioLife Solutions, Inc. (a)	635,251
		1,288,067
	Machinery — 3.5%
9,746	Alamo Group, Inc.	1,808,468
15,104	Albany International Corp., Class A	1,219,648
61,658	Atmus Filtration Technologies, Inc.	2,578,537
31,268	Blue Bird Corp. (a)	1,113,766
32,435	Columbus McKinnon Corp.	1,181,283
14,698	Enerpac Tool Group Corp.	664,203
3,502	Enpro, Inc.	650,321
13,601	ESCO Technologies, Inc.	1,805,397
49,511	Greenbrier (The) Cos., Inc.	3,280,599
27,058	Helios Technologies, Inc.	1,207,057
124,013	Hillman Solutions Corp. (a)	1,240,130
59,292	Hyster-Yale, Inc.	3,167,379
9,504	JBT Marel Corp.	1,264,032
100,573	Kennametal, Inc.	2,408,723
10,209	Lindsay Corp.	1,369,946
80,526	Mueller Water Products, Inc., Class A	1,852,098
94,751	REV Group, Inc.	3,287,860
3,229	Standex International Corp.	589,938
68,826	Trinity Industries, Inc.	2,603,688
15,057	Worthington Enterprises, Inc.	630,888
		33,923,961
	Media — 1.3%
8,339	Cable One, Inc.	2,535,139
131,865	EchoStar Corp., Class A (a)	3,647,386
57,849	Integral Ad Science Holding Corp. (a)	607,993
13,817	John Wiley & Sons, Inc., Class A	565,530
151,745	Magnite, Inc. (a)	2,610,014
165,101	TEGNA, Inc.	3,008,140
		12,974,202
	Metals & Mining — 1.0%
99,441	Century Aluminum Co. (a)	1,817,781
211,168	Coeur Mining, Inc. (a)	1,393,709
34,379	Kaiser Aluminum Corp.	2,406,530
Shares	Description	Value

	Metals & Mining (Continued)
12,215	Materion Corp.	$1,233,715
94,900	Worthington Steel, Inc.	2,756,845
		9,608,580
	Mortgage REITs — 1.5%
69,739	Apollo Commercial Real Estate Finance, Inc.	617,888
174,424	Arbor Realty Trust, Inc. (c)	2,335,537
215,693	Chimera Investment Corp.	3,211,669
133,615	Claros Mortgage Trust, Inc.	440,930
48,162	Franklin BSP Realty Trust, Inc.	613,102
215,886	Ladder Capital Corp.	2,420,082
296,341	MFA Financial, Inc.	3,111,580
95,940	PennyMac Mortgage Investment Trust	1,304,784
88,555	Ready Capital Corp.	588,891
		14,644,463
	Multi-Utilities — 0.6%
82,438	Avista Corp.	3,018,880
56,486	Northwestern Energy Group, Inc.	3,045,160
		6,064,040
	Office REITs — 1.2%
39,027	COPT Defense Properties	1,148,955
65,080	Douglas Emmett, Inc.	1,194,869
159,492	Easterly Government Properties, Inc.	1,811,829
1,706,052	Equity Commonwealth	2,968,531
78,998	Highwoods Properties, Inc.	2,353,350
78,587	JBG SMITH Properties	1,218,884
122,255	Paramount Group, Inc.	597,827
		11,294,245
	Oil, Gas & Consumable Fuels — 3.5%
109,708	Calumet, Inc. (a)	1,942,929
66,295	Comstock Resources, Inc. (a)	1,230,435
5,662	Core Natural Resources, Inc.	511,505
165,351	Crescent Energy Co., Class A	2,490,186
96,683	CVR Energy, Inc.	1,832,143
254,828	Green Plains, Inc. (a)	2,275,614
16,394	Gulfport Energy Corp. (a)	2,926,493
42,599	Kinetik Holdings, Inc.	2,744,654
882,957	Kosmos Energy Ltd. (a)	2,807,803
184,241	Par Pacific Holdings, Inc. (a)	3,080,509
144,208	Peabody Energy Corp.	2,617,375
310,990	Talos Energy, Inc. (a)	3,085,021
97,663	Vital Energy, Inc. (a)	3,115,450
109,768	World Kinect Corp.	3,103,141
		33,763,258
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.2%
22,929	Sylvamo Corp.	$1,836,613
	Passenger Airlines — 0.4%
30,158	SkyWest, Inc. (a)	3,646,705
	Personal Care Products — 0.5%
71,898	Edgewell Personal Care Co.	2,394,203
180,551	Herbalife Ltd. (a)	985,809
1,047,298	Olaplex Holdings, Inc. (a)	1,633,785
		5,013,797
	Pharmaceuticals — 1.2%
152,510	Amneal Pharmaceuticals, Inc. (a)	1,259,733
10,926	ANI Pharmaceuticals, Inc. (a)	640,701
21,080	Collegium Pharmaceutical, Inc. (a)	677,090
35,102	Harmony Biosciences Holdings, Inc. (a)	1,360,904
139,237	Innoviva, Inc. (a)	2,595,378
11,273	Ligand Pharmaceuticals, Inc. (a)	1,313,868
70,720	Ocular Therapeutix, Inc. (a)	544,544
15,468	Prestige Consumer Healthcare, Inc. (a)	1,187,478
50,106	Supernus Pharmaceuticals, Inc. (a)	1,922,567
		11,502,263
	Professional Services — 1.5%
29,522	CBIZ, Inc. (a)	2,533,283
12,905	CRA International, Inc.	2,369,100
23,633	CSG Systems International, Inc.	1,389,384
24,301	Huron Consulting Group, Inc. (a)	3,080,881
21,303	Kforce, Inc.	1,187,216
160,837	Legalzoom.com, Inc. (a)	1,445,924
96,169	NV5 Global, Inc. (a)	1,811,824
36,938	Upwork, Inc. (a)	582,143
		14,399,755
	Real Estate Management & Development — 0.4%
116,501	Forestar Group, Inc. (a)	2,779,714
94,292	Newmark Group, Inc., Class A	1,332,346
		4,112,060
	Residential REITs — 0.3%
132,881	Apartment Investment and Management Co., Class A	1,201,244
14,466	NexPoint Residential Trust, Inc.	571,118
31,988	UMH Properties, Inc.	575,464
36,316	Veris Residential, Inc.	578,877
		2,926,703
	Retail REITs — 0.8%
24,998	Acadia Realty Trust	575,954
Shares	Description	Value

	Retail REITs (Continued)
20,045	Getty Realty Corp.	$621,595
20,045	InvenTrust Properties Corp.	596,138
60,637	Macerich (The) Co.	1,260,037
157,997	SITE Centers Corp.	2,366,795
35,391	Tanger, Inc.	1,161,533
56,180	Urban Edge Properties	1,142,701
		7,724,753
	Semiconductors & Semiconductor Equipment — 1.2%
16,309	Alpha & Omega Semiconductor Ltd. (a)	626,592
16,605	Ambarella, Inc. (a)	1,273,936
128,171	Photronics, Inc. (a)	2,946,651
29,293	Semtech Corp. (a)	1,961,459
11,260	SiTime Corp. (a)	2,299,292
23,740	Synaptics, Inc. (a)	2,015,526
16,799	Ultra Clean Holdings, Inc. (a)	619,379
		11,742,835
	Software — 5.4%
86,401	Adeia, Inc.	1,110,253
13,756	Agilysys, Inc. (a)	1,241,066
9,933	Alarm.com Holdings, Inc. (a)	602,635
65,861	Alkami Technology, Inc. (a)	2,291,304
18,313	Appian Corp., Class A (a)	642,603
119,180	Asana, Inc., Class A (a)	2,543,301
182,902	AvePoint, Inc. (a)	3,434,900
19,879	BlackLine, Inc. (a)	1,269,274
28,842	Braze, Inc., Class A (a)	1,326,155
52,624	C3.ai, Inc., Class A (a)	1,649,762
390,480	Cipher Mining, Inc. (a)	2,237,451
45,341	Clear Secure, Inc., Class A	1,073,222
65,837	Clearwater Analytics Holdings, Inc., Class A (a)	1,853,970
31,439	DoubleVerify Holdings, Inc. (a)	647,958
14,861	Five9, Inc. (a)	609,152
74,699	Freshworks, Inc., Class A (a)	1,389,401
37,694	Intapp, Inc. (a)	2,687,205
15,588	InterDigital, Inc.	2,852,292
73,223	Klaviyo, Inc., Class A (a)	3,368,990
39,772	LiveRamp Holdings, Inc. (a)	1,352,248
29,247	MeridianLink, Inc. (a)	563,005
18,540	Progress Software Corp.	1,062,898
69,003	RingCentral, Inc., Class A (a)	2,402,685
177,456	Riot Platforms, Inc. (a) (c)	2,108,177
84,764	SolarWinds Corp.	1,261,288
152,203	SoundHound AI, Inc., Class A (a) (c)	2,153,673
71,473	Sprinklr, Inc., Class A (a)	636,825
19,666	Sprout Social, Inc., Class A (a)	642,488
19,388	Teradata Corp. (a)	618,671
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
533,518	Terawulf, Inc. (a) (c)	$2,544,881
44,003	Verint Systems, Inc. (a)	1,116,796
56,602	Vertex, Inc., Class A (a)	3,268,766
		52,563,295
	Specialized REITs — 0.3%
99,684	Outfront Media, Inc.	1,834,186
15,387	PotlatchDeltic Corp.	688,260
		2,522,446
	Specialty Retail — 3.0%
35,659	Buckle (The), Inc.	1,697,725
130,385	Caleres, Inc.	2,389,957
90,168	Chewy, Inc., Class A (a)	3,514,749
27,754	Foot Locker, Inc. (a)	556,468
171,819	Guess?, Inc.	2,218,183
173,880	National Vision Holdings, Inc. (a)	1,982,232
79,676	ODP (The) Corp. (a)	1,800,678
288,968	Sally Beauty Holdings, Inc. (a)	3,141,082
91,285	Shoe Carnival, Inc.	2,470,172
38,134	Sonic Automotive, Inc., Class A	2,831,450
62,113	Upbound Group, Inc.	1,822,395
29,162	Victoria’s Secret & Co. (a)	1,060,330
124,730	Warby Parker, Inc., Class A (a)	3,456,268
		28,941,689
	Technology Hardware, Storage & Peripherals — 0.6%
70,160	Diebold Nixdorf, Inc. (a)	3,037,226
72,294	IonQ, Inc. (a) (c)	2,854,890
		5,892,116
	Textiles, Apparel & Luxury Goods — 1.2%
44,579	Carter’s, Inc.	2,403,700
92,573	G-III Apparel Group Ltd. (a)	2,890,129
34,910	Levi Strauss & Co., Class A	664,337
15,333	Oxford Industries, Inc.	1,285,825
28,408	Steven Madden Ltd.	1,166,148
72,940	Under Armour, Inc., Class A (a)	609,049
136,023	Wolverine World Wide, Inc.	3,037,394
		12,056,582
	Tobacco — 0.3%
55,064	Universal Corp.	2,925,000
	Trading Companies & Distributors — 1.4%
376,679	Custom Truck One Source, Inc. (a)	1,917,296
52,669	Distribution Solutions Group, Inc. (a)	1,698,575
232,107	DNOW, Inc. (a)	3,453,752
73,087	Global Industrial Co.	1,805,980
Shares	Description	Value

	Trading Companies & Distributors (Continued)
24,671	H&E Equipment Services, Inc.	$2,188,071
189,027	MRC Global, Inc. (a)	2,774,917
		13,838,591
	Water Utilities — 0.4%
13,324	California Water Service Group	603,444
22,951	Middlesex Water Co.	1,162,239
49,081	SJW Group	2,465,338
		4,231,021
	Wireless Telecommunication Services — 0.4%
74,653	Gogo, Inc. (a)	630,071
53,117	Telephone and Data Systems, Inc.	1,877,686
28,887	United States Cellular Corp. (a)	1,814,104
		4,321,861
	Total Common Stocks	969,752,622
	(Cost $837,644,047)
MONEY MARKET FUNDS — 0.2%
2,344,706	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (e)	2,344,706
	(Cost $2,344,706)

See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$10,405,314	Bank of America Corp., 4.34% (e), dated 01/31/25, due 02/03/25, with a maturity value of $10,409,077. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $10,613,420. (f)	$10,405,314
10,830,021	Mizuho Financial Group, Inc., 4.33% (e), dated 01/31/25, due 02/03/25, with a maturity value of $10,833,929. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $11,046,622. (f)	10,830,021
	Total Repurchase Agreements	21,235,335
	(Cost $21,235,335)

	Total Investments — 102.2%	993,332,663
	(Cost $861,224,088)
	Net Other Assets and Liabilities — (2.2)%	(21,587,939)
	Net Assets — 100.0%	$971,744,724

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $20,394,578 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $21,235,335.

(d)	Non-income producing security which makes payment-in- kind distributions.
(e)	Rate shown reflects yield as of January 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 969,752,622	$ 969,752,622	$ —	$ —
Money Market Funds	2,344,706	2,344,706	—	—
Repurchase Agreements	21,235,335	—	21,235,335	—
Total Investments	$993,332,663	$972,097,328	$21,235,335	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$20,394,578
Non-cash Collateral(2)	(20,394,578)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$21,235,335
Non-cash Collateral(4)	(21,235,335)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.5%
15,816	General Dynamics Corp.	$4,064,396
9,648	L3Harris Technologies, Inc.	2,045,472
8,577	Lockheed Martin Corp.	3,970,722
108,961	Textron, Inc.	8,336,606
		18,417,196
	Air Freight & Logistics — 1.2%
18,314	Expeditors International of Washington, Inc.	2,080,104
29,625	FedEx Corp.	7,846,774
33,048	United Parcel Service, Inc., Class B	3,775,073
		13,701,951
	Automobiles — 1.7%
1,052,333	Ford Motor Co.	10,607,516
195,571	General Motors Co.	9,672,942
		20,280,458
	Banks — 5.5%
94,817	Bank of America Corp.	4,390,027
86,467	Citigroup, Inc.	7,041,008
190,459	Citizens Financial Group, Inc.	9,060,135
143,952	Fifth Third Bancorp	6,378,513
512,262	Huntington Bancshares, Inc.	8,810,906
32,373	M&T Bank Corp.	6,514,742
21,607	PNC Financial Services Group (The), Inc.	4,341,927
258,774	Regions Financial Corp.	6,376,191
127,251	U.S. Bancorp	6,080,053
86,651	Wells Fargo & Co.	6,828,099
		65,821,601
	Beverages — 1.0%
109,723	Brown-Forman Corp., Class B	3,621,956
189,490	Keurig Dr Pepper, Inc.	6,082,629
13,342	PepsiCo, Inc.	2,010,506
		11,715,091
	Biotechnology — 0.8%
68,126	Biogen, Inc. (a)	9,805,375
	Broadline Retail — 0.4%
67,268	eBay, Inc.	4,539,245
	Building Products — 2.3%
58,312	Builders FirstSource, Inc. (a)	9,754,431
89,166	Carrier Global Corp.	5,829,673
27,955	Masco Corp.	2,216,273
48,935	Owens Corning	9,030,954
		26,831,331
	Capital Markets — 1.6%
16,139	Morgan Stanley	2,234,122
Shares	Description	Value

	Capital Markets (Continued)
62,012	State Street Corp.	$6,301,659
92,122	T. Rowe Price Group, Inc.	10,770,904
		19,306,685
	Chemicals — 5.2%
20,986	Air Products and Chemicals, Inc.	7,035,766
150,530	Celanese Corp.	10,693,651
122,107	CF Industries Holdings, Inc.	11,259,487
207,686	Dow, Inc.	8,110,138
54,652	DuPont de Nemours, Inc.	4,197,274
140,275	LyondellBasell Industries N.V., Class A	10,618,818
34,885	PPG Industries, Inc.	4,025,031
16,485	RPM International, Inc.	2,087,001
36,348	Westlake Corp.	4,153,486
		62,180,652
	Communications Equipment — 0.2%
34,272	Cisco Systems, Inc.	2,076,883
	Consumer Finance — 2.5%
289,312	Ally Financial, Inc.	11,274,489
46,738	Capital One Financial Corp.	9,520,998
128,222	Synchrony Financial	8,844,753
		29,640,240
	Consumer Staples Distribution & Retail — 2.2%
109,925	Dollar General Corp.	7,811,271
136,297	Kroger (The) Co.	8,401,347
26,533	Sysco Corp.	1,934,786
61,656	Target Corp.	8,502,979
		26,650,383
	Containers & Packaging — 0.9%
10,841	Avery Dennison Corp.	2,013,499
77,431	International Paper Co.	4,307,486
18,512	Packaging Corp. of America	3,936,762
		10,257,747
	Distributors — 0.5%
52,126	Genuine Parts Co.	6,059,647
	Diversified Telecommunication Services — 1.4%
366,029	AT&T, Inc.	8,685,868
208,414	Verizon Communications, Inc.	8,209,428
		16,895,296
	Electric Utilities — 5.6%
102,914	Alliant Energy Corp.	6,059,576
90,367	American Electric Power Co., Inc.	8,888,498
77,357	Duke Energy Corp.	8,663,211
76,233	Edison International	4,116,582
109,925	Entergy Corp.	8,912,719
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
221,427	Exelon Corp.	$8,857,080
153,000	FirstEnergy Corp.	6,089,400
187,503	PPL Corp.	6,300,101
123,437	Xcel Energy, Inc.	8,294,966
		66,182,133
	Electronic Equipment, Instruments & Components — 1.1%
58,296	TE Connectivity PLC	8,626,059
8,978	Teledyne Technologies, Inc. (a)	4,590,721
		13,216,780
	Energy Equipment & Services — 2.3%
148,376	Baker Hughes Co.	6,852,004
383,158	Halliburton Co.	9,969,771
271,729	Schlumberger N.V.	10,945,244
		27,767,019
	Financial Services — 0.2%
23,769	PayPal Holdings, Inc. (a)	2,105,458
	Food Products — 4.6%
206,218	Archer-Daniels-Midland Co.	10,564,548
133,977	Bunge Global S.A.	10,199,669
48,444	Campbell’s (The) Co.	1,878,174
150,172	Conagra Brands, Inc.	3,887,953
95,442	General Mills, Inc.	5,739,882
24,609	Hershey (The) Co.	3,672,893
132,841	Hormel Foods Corp.	3,982,573
135,698	Kraft Heinz (The) Co.	4,049,228
33,967	Mondelez International, Inc., Class A	1,969,747
145,101	Tyson Foods, Inc., Class A	8,196,756
		54,141,423
	Gas Utilities — 0.5%
43,701	Atmos Energy Corp.	6,227,830
	Ground Transportation — 1.2%
188,607	CSX Corp.	6,199,512
24,418	J.B. Hunt Transport Services, Inc.	4,180,850
8,643	Norfolk Southern Corp.	2,206,558
11,501	Old Dominion Freight Line, Inc.	2,134,701
		14,721,621
	Health Care Equipment & Supplies — 1.8%
69,575	Baxter International, Inc.	2,265,362
84,426	Hologic, Inc. (a)	6,090,491
52,168	Medtronic PLC	4,737,898
78,904	Zimmer Biomet Holdings, Inc.	8,638,410
		21,732,161
Shares	Description	Value

	Health Care Providers & Services — 4.7%
171,975	Centene Corp. (a)	$11,011,559
15,091	Cigna Group (The)	4,439,923
232,083	CVS Health Corp.	13,108,048
22,592	Elevance Health, Inc.	8,939,655
16,427	Humana, Inc.	4,816,889
20,912	Molina Healthcare, Inc. (a)	6,491,294
40,344	Quest Diagnostics, Inc.	6,580,106
		55,387,474
	Health Care REITs — 1.0%
62,391	Alexandria Real Estate Equities, Inc.	6,073,764
300,266	Healthpeak Properties, Inc.	6,203,495
		12,277,259
	Hotels, Restaurants & Leisure — 0.2%
10,867	Darden Restaurants, Inc.	2,121,673
	Household Durables — 3.9%
74,510	D.R. Horton, Inc.	10,572,969
76,396	Lennar Corp., Class A	10,026,211
509	NVR, Inc. (a)	4,080,236
95,666	PulteGroup, Inc.	10,884,877
82,715	Toll Brothers, Inc.	11,233,524
		46,797,817
	Industrial Conglomerates — 0.4%
32,281	3M Co.	4,913,168
	Insurance — 6.6%
19,613	Aflac, Inc.	2,106,044
114,485	American International Group, Inc.	8,432,965
30,165	Chubb Ltd.	8,201,260
72,499	Cincinnati Financial Corp.	9,935,988
28,743	Everest Group Ltd.	9,988,480
74,229	Fidelity National Financial, Inc.	4,317,901
76,184	Hartford Financial Services Group (The), Inc.	8,498,325
98,411	Loews Corp.	8,409,220
51,349	Prudential Financial, Inc.	6,200,905
9,498	Reinsurance Group of America, Inc.	2,164,214
34,597	Travelers (The) Cos., Inc.	8,482,493
34,667	W.R. Berkley Corp.	2,039,460
		78,777,255
	IT Services — 1.3%
5,767	Accenture PLC, Class A	2,220,007
43,569	Akamai Technologies, Inc. (a)	4,352,543
108,381	Cognizant Technology Solutions Corp., Class A	8,953,354
		15,525,904
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 0.4%
10,325	IQVIA Holdings, Inc. (a)	$2,079,042
18,178	Revvity, Inc.	2,292,791
		4,371,833
	Machinery — 2.2%
5,821	Cummins, Inc.	2,073,731
9,834	Deere & Co.	4,686,491
27,049	Fortive Corp.	2,199,895
9,697	Nordson Corp.	2,135,473
80,125	PACCAR, Inc.	8,884,260
17,930	Snap-on, Inc.	6,367,840
		26,347,690
	Media — 2.8%
12,158	Charter Communications, Inc., Class A (a)	4,200,467
277,595	Comcast Corp., Class A	9,343,848
214,453	Fox Corp., Class A	10,975,704
151,316	News Corp., Class A	4,255,006
48,435	Omnicom Group, Inc.	4,203,674
		32,978,699
	Metals & Mining — 3.3%
53,278	Freeport-McMoRan, Inc.	1,910,016
54,510	Newmont Corp.	2,328,667
89,263	Nucor Corp.	11,464,047
38,692	Reliance, Inc.	11,201,334
91,332	Steel Dynamics, Inc.	11,708,763
		38,612,827
	Multi-Utilities — 5.1%
68,279	Ameren Corp.	6,431,882
191,818	CenterPoint Energy, Inc.	6,247,512
91,319	CMS Energy Corp.	6,027,054
93,405	Consolidated Edison, Inc.	8,755,785
154,745	Dominion Energy, Inc.	8,602,275
69,021	DTE Energy Co.	8,274,238
165,571	NiSource, Inc.	6,175,798
69,384	Sempra	5,754,015
44,313	WEC Energy Group, Inc.	4,398,508
		60,667,067
	Oil, Gas & Consumable Fuels — 11.7%
28,326	Cheniere Energy, Inc.	6,335,110
71,929	Chevron Corp.	10,731,088
105,053	ConocoPhillips	10,382,388
407,912	Coterra Energy, Inc.	11,307,321
318,304	Devon Energy Corp.	10,854,166
63,590	Diamondback Energy, Inc.	10,451,652
84,992	EOG Resources, Inc.	10,691,144
131,998	EQT Corp.	6,747,738
96,848	Exxon Mobil Corp.	10,346,272
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
222,129	Kinder Morgan, Inc.	$6,104,105
59,745	Marathon Petroleum Corp.	8,705,444
210,851	Occidental Petroleum Corp.	9,836,199
41,507	ONEOK, Inc.	4,033,235
91,443	Phillips 66	10,778,386
84,985	Valero Energy Corp.	11,303,005
		138,607,253
	Passenger Airlines — 1.9%
172,200	Delta Air Lines, Inc.	11,583,894
60,344	Southwest Airlines Co.	1,853,164
85,835	United Airlines Holdings, Inc. (a)	9,084,777
		22,521,835
	Pharmaceuticals — 1.2%
14,030	Johnson & Johnson	2,134,665
157,077	Pfizer, Inc.	4,165,682
669,436	Viatris, Inc.	7,551,238
		13,851,585
	Professional Services — 0.9%
15,184	Jacobs Solutions, Inc.	2,127,734
42,248	Leidos Holdings, Inc.	6,000,483
26,771	SS&C Technologies Holdings, Inc.	2,167,113
		10,295,330
	Residential REITs — 0.7%
84,815	Equity Residential	5,990,483
13,127	Mid-America Apartment Communities, Inc.	2,002,918
		7,993,401
	Retail REITs — 0.3%
177,859	Kimco Realty Corp.	3,992,935
	Semiconductors & Semiconductor Equipment — 1.1%
132,187	ON Semiconductor Corp. (a)	6,918,667
68,634	Skyworks Solutions, Inc.	6,091,954
		13,010,621
	Software — 0.4%
51,063	Zoom Communications, Inc. (a)	4,439,417
	Specialized REITs — 0.2%
38,451	Millrose Properties, Inc. (a) (b) (c) (d)	405,658
72,070	Weyerhaeuser Co.	2,206,783
		2,612,441
	Specialty Retail — 1.2%
70,936	Best Buy Co., Inc.	6,090,565
5,216	Home Depot (The), Inc.	2,148,888
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
8,222	Lowe’s Cos., Inc.	$2,138,049
9,580	Ulta Beauty, Inc. (a)	3,948,397
		14,325,899
	Technology Hardware, Storage & Peripherals — 1.8%
487,967	Hewlett Packard Enterprise Co.	10,340,021
127,711	HP, Inc.	4,150,607
48,282	Seagate Technology Holdings PLC	4,652,454
34,022	Western Digital Corp. (a)	2,215,853
		21,358,935
	Textiles, Apparel & Luxury Goods — 0.2%
26,811	NIKE, Inc., Class B	2,061,766
	Water Utilities — 0.2%
16,297	American Water Works Co., Inc.	2,031,258
	Total Common Stocks	1,186,155,548
	(Cost $1,120,584,982)
MONEY MARKET FUNDS — 0.1%
1,118,928	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (e)	1,118,928
	(Cost $1,118,928)

	Total Investments — 100.0%	1,187,274,476
	(Cost $1,121,703,910)
	Net Other Assets and Liabilities — 0.0%	425,920
	Net Assets — 100.0%	$1,187,700,396

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $405,658 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Specialized REITs	$ 2,612,441	$ 2,206,783	$ —	$ 405,658
Other Industry Categories*	1,183,543,107	1,183,543,107	—	—
Money Market Funds	1,118,928	1,118,928	—	—
Total Investments	$1,187,274,476	$1,186,868,818	$—	$405,658

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.2%
16,565	Axon Enterprise, Inc. (a)	$10,803,362
10,831	Boeing (The) Co. (a)	1,911,888
23,610	General Electric Co.	4,806,288
24,190	HEICO Corp.	5,779,958
90,008	Howmet Aerospace, Inc.	11,393,212
1,511	TransDigm Group, Inc.	2,044,897
		36,739,605
	Automobiles — 1.1%
432,408	Rivian Automotive, Inc., Class A (a)	5,431,044
19,501	Tesla, Inc. (a)	7,890,105
		13,321,149
	Banks — 1.8%
4,660	First Citizens BancShares, Inc., Class A	10,273,855
41,067	JPMorgan Chase & Co.	10,977,209
		21,251,064
	Beverages — 0.2%
36,474	Monster Beverage Corp. (a)	1,776,648
	Biotechnology — 1.4%
29,166	BioMarin Pharmaceutical, Inc. (a)	1,847,958
42,132	Neurocrine Biosciences, Inc. (a)	6,396,480
22,320	United Therapeutics Corp. (a)	7,838,114
		16,082,552
	Broadline Retail — 1.5%
35,896	Amazon.com, Inc. (a)	8,531,761
358,294	Coupang, Inc. (a)	8,423,492
		16,955,253
	Building Products — 1.2%
9,439	Lennox International, Inc.	5,591,852
21,322	Trane Technologies PLC	7,734,556
		13,326,408
	Capital Markets — 10.8%
18,490	Ameriprise Financial, Inc.	10,046,726
32,487	Ares Management Corp., Class A	6,439,573
128,128	Bank of New York Mellon (The) Corp.	11,010,039
9,810	Cboe Global Markets, Inc.	2,004,477
25,902	Charles Schwab (The) Corp.	2,142,613
16,955	CME Group, Inc.	4,010,197
31,718	Coinbase Global, Inc., Class A (a)	9,240,405
3,992	FactSet Research Systems, Inc.	1,893,845
17,192	Goldman Sachs Group (The), Inc.	11,009,757
26,426	Intercontinental Exchange, Inc.	4,223,668
66,554	KKR & Co., Inc.	11,119,177
Shares	Description	Value

	Capital Markets (Continued)
30,149	LPL Financial Holdings, Inc.	$11,061,367
8,319	Moody’s Corp.	4,154,841
6,563	MSCI, Inc.	3,916,602
74,389	Nasdaq, Inc.	6,125,190
96,040	Northern Trust Corp.	10,784,332
264,200	Robinhood Markets, Inc., Class A (a)	13,725,190
3,850	S&P Global, Inc.	2,007,428
		124,915,427
	Chemicals — 0.3%
8,182	Ecolab, Inc.	2,047,055
5,640	Sherwin-Williams (The) Co.	2,020,022
		4,067,077
	Commercial Services & Supplies — 1.2%
10,493	Cintas Corp.	2,104,581
68,611	Copart, Inc. (a)	3,974,635
19,573	Republic Services, Inc.	4,244,796
18,822	Veralto Corp.	1,946,007
9,499	Waste Management, Inc.	2,092,250
		14,362,269
	Communications Equipment — 0.5%
12,442	Motorola Solutions, Inc.	5,838,408
	Construction & Engineering — 1.7%
21,689	EMCOR Group, Inc.	9,717,973
31,147	Quanta Services, Inc.	9,581,129
		19,299,102
	Construction Materials — 0.2%
7,452	Vulcan Materials Co.	2,042,966
	Consumer Finance — 0.9%
33,168	American Express Co.	10,529,182
	Consumer Staples Distribution & Retail — 1.5%
19,875	Casey’s General Stores, Inc.	8,382,679
8,595	Costco Wholesale Corp.	8,422,068
		16,804,747
	Electric Utilities — 1.9%
17,601	Constellation Energy Corp.	5,279,948
87,290	NRG Energy, Inc.	8,941,988
390,253	PG&E Corp.	6,107,459
23,288	Southern (The) Co.	1,955,028
		22,284,423
	Electrical Equipment — 2.4%
21,845	AMETEK, Inc.	4,031,713
17,329	Eaton Corp. PLC	5,656,879
13,730	Hubbell, Inc.	5,807,927
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
6,708	Rockwell Automation, Inc.	$1,867,709
86,649	Vertiv Holdings Co., Class A	10,139,666
		27,503,894
	Electronic Equipment, Instruments & Components — 0.7%
113,395	Amphenol Corp., Class A	8,026,098
	Entertainment — 4.2%
13,104	Electronic Arts, Inc.	1,610,613
106,240	Liberty Media Corp.-Liberty Formula One, Class C (a)	10,167,168
76,017	Live Nation Entertainment, Inc. (a)	10,998,139
11,045	Netflix, Inc. (a)	10,788,314
136,110	ROBLOX Corp., Class A (a)	9,673,338
31,243	Take-Two Interactive Software, Inc. (a)	5,795,889
		49,033,461
	Financial Services — 4.6%
59,603	Apollo Global Management, Inc.	10,190,921
12,687	Berkshire Hathaway, Inc., Class B (a)	5,946,016
23,272	Corpay, Inc. (a)	8,854,763
47,923	Fiserv, Inc. (a)	10,353,285
51,320	Global Payments, Inc.	5,791,462
10,921	Mastercard, Inc., Class A	6,065,851
18,198	Visa, Inc., Class A	6,220,077
		53,422,375
	Health Care Equipment & Supplies — 2.2%
88,169	Boston Scientific Corp. (a)	9,024,979
24,650	Dexcom, Inc. (a)	2,140,360
11,018	Intuitive Surgical, Inc. (a)	6,300,974
17,219	ResMed, Inc.	4,066,783
10,936	Stryker Corp.	4,279,147
		25,812,243
	Health Care Providers & Services — 0.9%
13,118	HCA Healthcare, Inc.	4,327,759
45,559	Tenet Healthcare Corp. (a)	6,418,808
		10,746,567
	Health Care REITs — 0.7%
66,863	Ventas, Inc.	4,039,863
31,244	Welltower, Inc.	4,264,181
		8,304,044
	Health Care Technology — 0.4%
18,728	Veeva Systems, Inc., Class A (a)	4,368,493
Shares	Description	Value

	Hotels, Restaurants & Leisure — 7.7%
14,587	Airbnb, Inc., Class A (a)	$1,913,377
1,982	Booking Holdings, Inc.	9,389,844
395,029	Carnival Corp. (a)	10,930,452
95,374	Chipotle Mexican Grill, Inc. (a)	5,565,073
4,566	Domino’s Pizza, Inc.	2,050,682
58,683	DoorDash, Inc., Class A (a)	11,081,111
105,850	DraftKings, Inc., Class A (a)	4,440,408
52,832	Expedia Group, Inc. (a)	9,031,630
31,864	Hilton Worldwide Holdings, Inc.	8,159,414
153,336	Las Vegas Sands Corp.	7,027,389
28,232	Marriott International, Inc., Class A	8,203,937
42,673	Royal Caribbean Cruises Ltd.	11,376,622
		89,169,939
	Household Durables — 0.9%
47,727	Garmin Ltd.	10,301,873
	Household Products — 0.5%
18,308	Church & Dwight Co., Inc.	1,931,860
21,086	Colgate-Palmolive Co.	1,828,156
11,435	Procter & Gamble (The) Co.	1,898,096
		5,658,112
	Independent Power and Renewable Electricity Producers — 1.0%
71,401	Vistra Corp.	11,997,510
	Industrial Conglomerates — 0.3%
17,431	Honeywell International, Inc.	3,899,663
	Insurance — 4.7%
40,849	Allstate (The) Corp.	7,856,488
16,012	Aon PLC, Class A	5,937,570
62,273	Arch Capital Group Ltd.	5,795,748
20,262	Arthur J. Gallagher & Co.	6,115,477
56,370	Brown & Brown, Inc.	5,899,684
9,553	Erie Indemnity Co., Class A	3,849,381
4,561	Markel Group, Inc. (a)	8,341,066
9,024	Marsh & McLennan Cos., Inc.	1,957,125
32,867	Progressive (The) Corp.	8,099,744
		53,852,283
	Interactive Media & Services — 1.7%
41,602	Alphabet, Inc., Class A	8,487,640
13,449	Meta Platforms, Inc., Class A	9,268,782
177,997	Snap, Inc., Class A (a)	2,009,586
		19,766,008
	IT Services — 3.7%
73,136	Cloudflare, Inc., Class A (a)	10,122,022
3,956	Gartner, Inc. (a)	2,147,436
49,876	GoDaddy, Inc., Class A (a)	10,606,131
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
26,160	International Business Machines Corp.	$6,689,112
24,328	Okta, Inc. (a)	2,292,184
37,246	Snowflake, Inc., Class A (a)	6,760,522
19,025	VeriSign, Inc. (a)	4,090,375
		42,707,782
	Life Sciences Tools & Services — 0.4%
10,614	Waters Corp. (a)	4,409,905
	Machinery — 2.6%
10,855	Caterpillar, Inc.	4,031,981
20,990	Dover Corp.	4,275,243
21,192	Ingersoll Rand, Inc.	1,987,810
9,042	Parker-Hannifin Corp.	6,393,146
51,922	Westinghouse Air Brake Technologies Corp.	10,795,622
16,523	Xylem, Inc.	2,049,513
		29,533,315
	Media — 0.7%
67,007	Trade Desk (The), Inc., Class A (a)	7,952,391
	Multi-Utilities — 0.3%
46,605	Public Service Enterprise Group, Inc.	3,893,382
	Oil, Gas & Consumable Fuels — 2.4%
55,149	Targa Resources Corp.	10,853,323
7,121	Texas Pacific Land Corp.	9,237,148
145,516	Williams (The) Cos., Inc.	8,065,952
		28,156,423
	Pharmaceuticals — 0.2%
2,483	Eli Lilly & Co.	2,013,912
	Professional Services — 1.6%
19,646	Automatic Data Processing, Inc.	5,952,934
14,895	Booz Allen Hamilton Holding Corp.	1,921,455
17,416	Broadridge Financial Solutions, Inc.	4,148,840
28,082	Paychex, Inc.	4,146,869
6,960	Verisk Analytics, Inc.	2,000,582
		18,170,680
	Retail REITs — 0.2%
11,131	Simon Property Group, Inc.	1,935,236
	Semiconductors & Semiconductor Equipment — 2.3%
42,461	Broadcom, Inc.	9,395,345
71,303	Marvell Technology, Inc.	8,047,257
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
22,779	Micron Technology, Inc.	$2,078,356
58,644	NVIDIA Corp.	7,041,385
		26,562,343
	Software — 10.3%
30,399	AppLovin Corp., Class A (a)	11,235,166
19,458	Autodesk, Inc. (a)	6,058,054
6,381	Cadence Design Systems, Inc. (a)	1,899,113
16,807	Crowdstrike Holdings, Inc., Class A (a)	6,690,362
40,249	Datadog, Inc., Class A (a)	5,743,935
3,955	Fair Isaac Corp. (a)	7,409,930
83,355	Fortinet, Inc. (a)	8,408,852
143,815	Gen Digital, Inc.	3,870,062
11,303	HubSpot, Inc. (a)	8,811,027
14,570	Manhattan Associates, Inc. (a)	3,039,156
27,192	MicroStrategy, Inc., Class A (a)	9,103,610
23,629	Oracle Corp.	4,018,348
130,161	Palantir Technologies, Inc., Class A (a)	10,736,981
21,640	Palo Alto Networks, Inc. (a)	3,990,849
10,425	PTC, Inc. (a)	2,017,029
23,556	Salesforce, Inc.	8,049,085
7,428	ServiceNow, Inc. (a)	7,564,527
6,828	Tyler Technologies, Inc. (a)	4,107,998
15,261	Workday, Inc., Class A (a)	3,999,298
10,625	Zscaler, Inc. (a)	2,152,519
		118,905,901
	Specialized REITs — 1.1%
22,204	Digital Realty Trust, Inc.	3,638,347
4,177	Equinix, Inc.	3,816,358
54,715	Iron Mountain, Inc.	5,557,403
		13,012,108
	Specialty Retail — 5.3%
1,797	AutoZone, Inc. (a)	6,020,327
34,534	Burlington Stores, Inc. (a)	9,805,239
48,408	Carvana Co. (a)	11,980,012
4,850	O’Reilly Automotive, Inc. (a)	6,277,937
38,018	Ross Stores, Inc.	5,723,990
65,187	TJX (The) Cos., Inc.	8,134,686
36,129	Tractor Supply Co.	1,963,972
53,160	Williams-Sonoma, Inc.	11,236,429
		61,142,592
	Technology Hardware, Storage & Peripherals — 2.1%
22,966	Apple, Inc.	5,419,976
49,904	Dell Technologies, Inc., Class C	5,170,054
33,922	NetApp, Inc.	4,141,876
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
93,619	Pure Storage, Inc., Class A (a)	$6,346,432
129,188	Super Micro Computer, Inc. (a)	3,684,442
		24,762,780
	Textiles, Apparel & Luxury Goods — 0.7%
48,472	Deckers Outdoor Corp. (a)	8,596,994
	Tobacco — 1.0%
109,983	Altria Group, Inc.	5,744,412
47,785	Philip Morris International, Inc.	6,221,607
		11,966,019
	Trading Companies & Distributors — 1.9%
54,759	Fastenal Co.	4,010,549
8,164	United Rentals, Inc.	6,188,802
7,472	W.W. Grainger, Inc.	7,940,270
8,309	Watsco, Inc.	3,976,604
		22,116,225
	Wireless Telecommunication Services — 0.7%
35,680	T-Mobile US, Inc.	8,312,370
	Total Common Stocks	1,155,609,201
	(Cost $923,708,366)
MONEY MARKET FUNDS — 0.2%
2,158,448	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (b)	2,158,448
	(Cost $2,158,448)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,584	Bank of America Corp., 4.34% (b), dated 01/31/25, due 02/03/25, with a maturity value of $1,585. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $1,616. (c)	1,584
	(Cost $1,584)

	Total Investments — 100.0%	1,157,769,233
	(Cost $925,868,398)
	Net Other Assets and Liabilities — (0.0)%	(448,250)
	Net Assets — 100.0%	$1,157,320,983

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,155,609,201	$ 1,155,609,201	$ —	$ —
Money Market Funds	2,158,448	2,158,448	—	—
Repurchase Agreements	1,584	—	1,584	—
Total Investments	$1,157,769,233	$1,157,767,649	$1,584	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,584
Non-cash Collateral(2)	(1,584)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
541	AAR Corp. (a)	$36,658
902	General Dynamics Corp.	231,796
1,241	Huntington Ingalls Industries, Inc.	244,800
550	L3Harris Technologies, Inc.	116,605
489	Lockheed Martin Corp.	226,383
6,215	Textron, Inc.	475,510
694	V2X, Inc. (a)	36,178
		1,367,930
	Air Freight & Logistics — 0.7%
1,045	Expeditors International of Washington, Inc.	118,691
1,690	FedEx Corp.	447,630
1,348	GXO Logistics, Inc. (a)	61,267
2,234	Hub Group, Inc., Class A	99,659
1,885	United Parcel Service, Inc., Class B	215,323
		942,570
	Automobile Components — 1.3%
9,815	Adient PLC (a)	171,075
9,221	BorgWarner, Inc.	294,150
11,704	Dana, Inc.	186,562
2,235	Fox Factory Holding Corp. (a)	61,060
2,494	Gentherm, Inc. (a)	95,146
18,791	Goodyear Tire & Rubber (The) Co. (a)	166,676
963	LCI Industries	100,913
3,095	Lear Corp.	291,209
1,198	Patrick Industries, Inc.	116,374
2,809	Phinia, Inc.	142,950
1,906	Visteon Corp. (a)	160,218
831	XPEL, Inc. (a) (b)	34,844
		1,821,177
	Automobiles — 1.2%
60,019	Ford Motor Co.	604,991
11,154	General Motors Co.	551,677
9,729	Harley-Davidson, Inc.	263,267
1,838	Thor Industries, Inc.	189,020
695	Winnebago Industries, Inc.	33,221
		1,642,176
	Banks — 8.0%
1,705	1st Source Corp.	106,938
1,874	Ameris Bancorp	123,028
2,830	Associated Banc-Corp.	71,146
3,095	Atlantic Union Bankshares Corp.	116,898
5,408	Bank of America Corp.	250,390
5,266	Bank OZK	267,460
Shares	Description	Value

	Banks (Continued)
2,608	BankUnited, Inc.	$107,215
1,013	Banner Corp.	71,589
1,167	Berkshire Hills Bancorp, Inc.	34,321
1,101	BOK Financial Corp.	121,572
3,433	Byline Bancorp, Inc.	100,724
6,807	Cadence Bank	239,606
2,091	Cathay General Bancorp	99,302
4,932	Citigroup, Inc.	401,613
10,863	Citizens Financial Group, Inc.	516,753
6,512	Columbia Banking System, Inc.	181,685
1,896	Comerica, Inc.	127,639
538	Community Financial System, Inc.	35,255
3,474	Customers Bancorp, Inc. (a)	197,949
3,160	CVB Financial Corp.	65,854
7,843	Eastern Bankshares, Inc.	143,997
1,765	Enterprise Financial Services Corp.	105,618
644	FB Financial Corp.	34,010
8,210	Fifth Third Bancorp	363,785
755	First Bancorp	33,318
5,740	First Busey Corp.	139,367
5,884	First Commonwealth Financial Corp.	98,145
5,033	First Financial Bancorp	141,025
2,607	First Hawaiian, Inc.	72,005
5,822	First Horizon Corp.	127,444
3,066	First Interstate BancSystem, Inc., Class A	101,025
2,496	First Merchants Corp.	110,922
7,933	FNB Corp.	124,469
5,164	Fulton Financial Corp.	105,036
3,214	Hancock Whitney Corp.	192,004
3,477	Hilltop Holdings, Inc.	104,936
8,101	Hope Bancorp, Inc.	94,458
29,217	Huntington Bancshares, Inc.	502,532
1,551	Independent Bank Corp.	104,165
1,846	M&T Bank Corp.	371,489
695	NBT Bancorp, Inc.	33,103
645	Nicolet Bankshares, Inc.	72,324
5,129	Northwest Bancshares, Inc.	67,754
2,352	OFG Bancorp	100,454
1,332	Pacific Premier Bancorp, Inc.	34,499
1,353	Pathward Financial, Inc.	107,875
4,269	Peoples Bancorp, Inc.	139,383
1,232	PNC Financial Services Group (The), Inc.	247,570
1,247	Popular, Inc.	128,366
1,153	Preferred Bank	105,338
1,556	Prosperity Bancshares, Inc.	124,480
3,585	Provident Financial Services, Inc.	66,573
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
14,759	Regions Financial Corp.	$363,662
3,784	Renasant Corp.	147,122
2,605	S&T Bancorp, Inc.	102,741
2,457	Seacoast Banking Corp. of Florida	69,902
3,050	Simmons First National Corp., Class A	69,296
1,179	SouthState Corp.	124,491
424	Texas Capital Bancshares, Inc. (a)	33,475
1,986	TowneBank	71,039
2,278	TriCo Bancshares	99,936
3,825	Trustmark Corp.	143,437
7,258	U.S. Bancorp	346,787
519	UMB Financial Corp.	61,190
3,123	United Bankshares, Inc.	120,236
1,815	United Community Banks, Inc.	60,204
12,942	Valley National Bancorp	133,044
3,666	Veritex Holdings, Inc.	98,249
2,098	WaFd, Inc.	62,269
3,185	Webster Financial Corp.	191,864
4,942	Wells Fargo & Co.	389,430
3,060	WesBanco, Inc.	107,222
1,404	Western Alliance Bancorp	123,369
940	Wintrust Financial Corp.	122,961
1,874	WSFS Financial Corp.	104,944
2,161	Zions Bancorp N.A.	125,035
		10,806,311
	Beverages — 0.8%
111	Boston Beer (The) Co., Inc., Class A (a)	27,824
6,258	Brown-Forman Corp., Class B	206,577
10,807	Keurig Dr Pepper, Inc.	346,905
4,296	MGP Ingredients, Inc.	155,214
5,114	Molson Coors Beverage Co., Class B	279,992
761	PepsiCo, Inc.	114,675
		1,131,187
	Biotechnology — 0.6%
6,116	Alkermes PLC (a)	192,837
3,886	Biogen, Inc. (a)	559,312
		752,149
	Broadline Retail — 0.7%
543	Dillard’s, Inc., Class A	254,184
3,837	eBay, Inc.	258,921
12,045	Kohl’s Corp. (c)	159,114
13,852	Macy’s, Inc.	215,814
3,238	Savers Value Village, Inc. (a)	36,071
		924,104
Shares	Description	Value

	Building Products — 1.8%
2,126	American Woodmark Corp. (a)	$165,530
3,326	Builders FirstSource, Inc. (a)	556,373
5,085	Carrier Global Corp.	332,457
858	Fortune Brands Innovations, Inc.	61,493
1,690	Gibraltar Industries, Inc. (a)	103,715
2,170	Hayward Holdings, Inc. (a)	32,680
4,052	JELD-WEN Holding, Inc. (a)	36,144
1,595	Masco Corp.	126,452
9,260	Masterbrand, Inc. (a)	160,383
2,791	Owens Corning	515,079
5,581	Quanex Building Products Corp.	117,201
4,319	Resideo Technologies, Inc. (a)	97,264
1,561	UFP Industries, Inc.	180,530
		2,485,301
	Capital Markets — 1.7%
1,268	Affiliated Managers Group, Inc.	238,308
11,994	DigitalBridge Group, Inc.	131,574
1,078	Donnelley Financial Solutions, Inc. (a)	71,547
1,645	Federated Hermes, Inc.	65,422
8,668	Franklin Resources, Inc.	192,776
11,602	Golub Capital BDC, Inc.	182,499
3,354	Invesco Ltd.	64,497
920	Morgan Stanley	127,356
711	SEI Investments Co.	61,558
3,537	State Street Corp.	359,430
339	StoneX Group, Inc. (a)	37,127
5,254	T. Rowe Price Group, Inc.	614,298
451	Virtus Investment Partners, Inc.	89,975
		2,236,367
	Chemicals — 4.4%
1,197	Air Products and Chemicals, Inc.	401,306
3,282	Ashland, Inc.	208,374
4,305	Avient Corp.	184,685
8,585	Celanese Corp.	609,879
6,964	CF Industries Holdings, Inc.	642,151
1,964	Chemours (The) Co.	37,296
11,845	Dow, Inc.	462,547
3,117	DuPont de Nemours, Inc.	239,386
2,568	Eastman Chemical Co.	255,901
22,136	Ecovyst, Inc. (a)	171,775
6,030	FMC Corp.	336,353
1,738	H.B. Fuller Co.	109,720
3,252	Huntsman Corp.	54,731
615	Innospec, Inc.	69,710
8,000	LyondellBasell Industries N.V., Class A	605,600
1,775	Minerals Technologies, Inc.	136,125
11,926	Mosaic (The) Co.	332,616
5,204	Olin Corp.	152,425
6,305	Orion S.A.	87,955
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,990	PPG Industries, Inc.	$229,606
707	Quaker Chemical Corp.	99,814
940	RPM International, Inc.	119,004
2,091	Stepan Co.	132,549
2,073	Westlake Corp.	236,882
		5,916,390
	Commercial Services & Supplies — 0.4%
648	ABM Industries, Inc.	34,577
8,461	BrightView Holdings, Inc. (a)	133,345
3,112	CoreCivic, Inc. (a)	63,672
5,989	MillerKnoll, Inc.	134,393
1,673	OPENLANE, Inc. (a)	33,979
791	UniFirst Corp.	169,527
		569,493
	Communications Equipment — 0.2%
1,955	Cisco Systems, Inc.	118,473
19,873	Viasat, Inc. (a)	191,178
		309,651
	Construction & Engineering — 0.1%
606	Arcosa, Inc.	61,388
191	Valmont Industries, Inc.	63,366
		124,754
	Consumer Finance — 1.8%
16,501	Ally Financial, Inc.	643,044
2,216	Bread Financial Holdings, Inc.	140,339
2,666	Capital One Financial Corp.	543,091
2,050	LendingClub Corp. (a)	27,654
10,180	Navient Corp.	139,161
311	Nelnet, Inc., Class A	34,263
3,374	OneMain Holdings, Inc.	187,392
3,201	PROG Holdings, Inc.	136,843
4,251	SLM Corp.	118,645
7,313	Synchrony Financial	504,451
		2,474,883
	Consumer Staples Distribution & Retail — 1.6%
4,174	Andersons (The), Inc.	170,090
656	BJ’s Wholesale Club Holdings, Inc. (a)	64,977
6,269	Dollar General Corp.	445,475
6,378	Grocery Outlet Holding Corp. (a)	103,260
2,624	Ingles Markets, Inc., Class A	173,761
7,774	Kroger (The) Co.	479,189
1,513	Sysco Corp.	110,328
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
3,516	Target Corp.	$484,892
1,998	Weis Markets, Inc.	134,985
		2,166,957
	Containers & Packaging — 0.8%
618	Avery Dennison Corp.	114,781
2,214	Greif, Inc., Class A	135,541
4,416	International Paper Co.	245,662
1,056	Packaging Corp. of America	224,569
3,466	Sealed Air Corp.	120,721
2,253	Silgan Holdings, Inc.	123,960
3,600	Sonoco Products Co.	171,504
		1,136,738
	Distributors — 0.4%
2,973	Genuine Parts Co.	345,611
6,381	LKQ Corp.	238,586
		584,197
	Diversified Consumer Services — 0.6%
42,422	ADT, Inc.	325,801
194	Graham Holdings Co., Class B	180,191
7,397	Laureate Education, Inc. (a)	138,472
4,552	Mister Car Wash, Inc. (a)	36,507
3,761	Perdoceo Education Corp.	108,241
		789,212
	Diversified REITs — 0.3%
3,813	Alexander & Baldwin, Inc.	68,062
8,530	Broadstone Net Lease, Inc.	134,262
3,228	WP Carey, Inc.	180,478
		382,802
	Diversified Telecommunication Services — 0.9%
20,876	AT&T, Inc.	495,388
21,340	Liberty Latin America Ltd., Class C (a)	130,814
7,895	Shenandoah Telecommunications Co.	85,266
11,887	Verizon Communications, Inc.	468,229
		1,179,697
	Electric Utilities — 3.8%
5,870	Alliant Energy Corp.	345,626
5,154	American Electric Power Co., Inc.	506,947
4,412	Duke Energy Corp.	494,100
4,348	Edison International	234,792
6,269	Entergy Corp.	508,290
3,810	Evergy, Inc.	244,488
12,629	Exelon Corp.	505,160
8,726	FirstEnergy Corp.	347,295
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
1,073	IDACORP, Inc.	$117,966
4,264	OGE Energy Corp.	180,069
3,176	Otter Tail Corp.	244,679
2,766	Pinnacle West Capital Corp.	240,531
5,376	Portland General Electric Co.	221,169
10,694	PPL Corp.	359,318
3,577	TXNM Energy, Inc.	172,948
7,040	Xcel Energy, Inc.	473,088
		5,196,466
	Electrical Equipment — 0.5%
3,513	Atkore, Inc.	286,099
2,537	EnerSys	246,266
378	Regal Rexnord Corp.	60,000
6,001	Shoals Technologies Group, Inc., Class A (a)	28,685
		621,050
	Electronic Equipment, Instruments & Components — 2.0%
2,073	Arrow Electronics, Inc. (a)	241,608
3,362	Avnet, Inc.	173,681
1,490	Benchmark Electronics, Inc.	63,563
1,162	Crane NXT Co.	74,333
916	ePlus, Inc. (a)	73,188
385	Insight Enterprises, Inc. (a)	66,509
815	Jabil, Inc.	132,364
249	Littelfuse, Inc.	59,352
977	PC Connection, Inc.	72,513
212	Plexus Corp. (a)	30,043
666	Rogers Corp. (a)	61,971
1,550	Sanmina Corp. (a)	129,782
2,851	ScanSource, Inc. (a)	119,314
2,000	TD SYNNEX Corp.	285,020
3,325	TE Connectivity PLC	492,000
512	Teledyne Technologies, Inc. (a)	261,801
2,733	TTM Technologies, Inc. (a)	67,205
7,987	Vishay Intertechnology, Inc.	135,220
3,215	Vontier Corp.	123,938
		2,663,405
	Energy Equipment & Services — 2.1%
8,463	Baker Hughes Co.	390,821
21,853	Halliburton Co.	568,615
9,155	Helmerich & Payne, Inc.	289,207
14,738	Liberty Energy, Inc.	269,853
20,078	NOV, Inc.	290,127
14,195	Patterson-UTI Energy, Inc.	114,554
28,471	RPC, Inc.	174,527
Shares	Description	Value

	Energy Equipment & Services (Continued)
15,498	Schlumberger N.V.	$624,259
15,634	Transocean Ltd. (a)	61,285
		2,783,248
	Entertainment — 0.0%
823	Sphere Entertainment Co. (a)	38,352
	Financial Services — 1.4%
5,385	Essent Group Ltd.	313,676
1,959	EVERTEC, Inc.	63,609
673	Jackson Financial, Inc., Class A	63,424
12,363	MGIC Investment Corp.	315,751
1,832	Mr. Cooper Group, Inc. (a)	190,180
1,356	PayPal Holdings, Inc. (a)	120,114
9,241	Radian Group, Inc.	314,379
1,703	Voya Financial, Inc.	120,896
1,206	Walker & Dunlop, Inc.	115,860
22,123	Western Union (The) Co.	228,309
		1,846,198
	Food Products — 3.1%
11,762	Archer-Daniels-Midland Co.	602,567
7,641	Bunge Global S.A.	581,709
2,763	Campbell’s (The) Co.	107,122
8,565	Conagra Brands, Inc.	221,748
6,961	Darling Ingredients, Inc. (a)	260,759
5,675	Flowers Foods, Inc.	110,946
2,037	Fresh Del Monte Produce, Inc.	62,108
5,444	General Mills, Inc.	327,402
1,404	Hershey (The) Co.	209,547
7,577	Hormel Foods Corp.	227,158
1,279	Ingredion, Inc.	174,507
1,065	J.M. Smucker (The) Co.	113,838
7,739	Kraft Heinz (The) Co.	230,932
1,937	Mondelez International, Inc., Class A	112,327
1,537	Post Holdings, Inc. (a)	163,168
56	Seaboard Corp.	136,547
945	TreeHouse Foods, Inc. (a)	32,621
8,276	Tyson Foods, Inc., Class A	467,511
1,845	WK Kellogg Co. (c)	30,609
		4,173,126
	Gas Utilities — 1.4%
2,493	Atmos Energy Corp.	355,278
16,267	MDU Resources Group, Inc.	289,878
966	National Fuel Gas Co.	67,649
2,513	New Jersey Resources Corp.	120,498
3,420	Northwest Natural Holding Co.	136,526
3,386	ONE Gas, Inc.	239,187
2,487	Southwest Gas Holdings, Inc.	185,729
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
3,457	Spire, Inc.	$245,309
6,230	UGI Corp.	191,448
		1,831,502
	Ground Transportation — 1.6%
1,812	ArcBest Corp.	173,245
839	Avis Budget Group, Inc. (a)	75,258
10,757	CSX Corp.	353,583
18,483	Hertz Global Holdings, Inc. (a) (c)	76,335
1,393	J.B. Hunt Transport Services, Inc.	238,510
2,211	Knight-Swift Transportation Holdings, Inc.	126,226
341	Landstar System, Inc.	56,149
6,378	Marten Transport Ltd.	98,221
493	Norfolk Southern Corp.	125,863
656	Old Dominion Freight Line, Inc.	121,760
1,495	Ryder System, Inc.	238,318
3,400	Schneider National, Inc., Class B	101,150
1,831	U-Haul Holding Co.	118,539
3,681	Universal Logistics Holdings, Inc.	162,774
2,772	Werner Enterprises, Inc.	100,069
		2,166,000
	Health Care Equipment & Supplies — 1.4%
8,498	Avanos Medical, Inc. (a)	146,336
3,968	Baxter International, Inc.	129,198
988	CONMED Corp. (c)	70,919
1,542	Enovis Corp. (a)	72,443
4,815	Hologic, Inc. (a)	347,354
1,463	Integra LifeSciences Holdings Corp. (a)	38,184
2,975	Medtronic PLC	270,190
4,829	Neogen Corp. (a)	55,340
3,550	Solventum Corp. (a)	262,913
329	Teleflex, Inc.	59,299
4,500	Zimmer Biomet Holdings, Inc.	492,660
		1,944,836
	Health Care Providers & Services — 3.4%
5,914	Acadia Healthcare Co., Inc. (a)	266,781
10,457	AdaptHealth Corp. (a)	113,145
7,070	AMN Healthcare Services, Inc. (a)	194,566
9,808	Centene Corp. (a)	628,006
861	Cigna Group (The)	253,315
13,237	CVS Health Corp.	747,626
1,289	Elevance Health, Inc.	510,057
Shares	Description	Value

	Health Care Providers & Services (Continued)
937	Humana, Inc.	$274,757
1,193	Molina Healthcare, Inc. (a)	370,319
2,527	Option Care Health, Inc. (a)	78,135
7,617	Owens & Minor, Inc. (a)	108,466
7,977	Premier, Inc., Class A	180,759
2,301	Quest Diagnostics, Inc.	375,293
12,441	Select Medical Holdings Corp.	244,714
1,634	Universal Health Services, Inc., Class B	308,107
		4,654,046
	Health Care REITs — 0.5%
3,559	Alexandria Real Estate Equities, Inc.	346,469
17,125	Healthpeak Properties, Inc.	353,802
		700,271
	Hotel & Resort REITs — 0.9%
11,017	Apple Hospitality REIT, Inc.	170,103
14,983	DiamondRock Hospitality Co.	131,551
13,385	Host Hotels & Resorts, Inc.	223,663
12,020	Park Hotels & Resorts, Inc.	162,150
9,985	Pebblebrook Hotel Trust	131,103
16,564	RLJ Lodging Trust	161,499
14,283	Sunstone Hotel Investors, Inc.	161,826
6,699	Xenia Hotels & Resorts, Inc.	100,217
		1,242,112
	Hotels, Restaurants & Leisure — 0.7%
2,718	Bloomin’ Brands, Inc.	34,138
2,425	Boyd Gaming Corp.	185,876
3,509	Caesars Entertainment, Inc. (a)	126,500
620	Darden Restaurants, Inc.	121,049
6,812	Krispy Kreme, Inc.	61,785
1,507	Marriott Vacations Worldwide Corp.	130,762
3,384	MGM Resorts International (a)	116,680
1,262	Monarch Casino & Resort, Inc.	107,699
5,348	Playa Hotels & Resorts N.V. (a)	65,567
		950,056
	Household Durables — 4.3%
74	Cavco Industries, Inc. (a)	37,639
2,305	Century Communities, Inc.	176,056
665	Champion Homes, Inc. (a)	61,399
4,250	D.R. Horton, Inc.	603,075
5,814	Dream Finders Homes, Inc., Class A (a) (c)	134,129
2,994	Green Brick Partners, Inc. (a)	181,047
2,827	Helen of Troy Ltd. (a)	174,652
1,264	Hovnanian Enterprises, Inc., Class A (a)	167,341
4,460	KB Home	299,266
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
3,105	La-Z-Boy, Inc.	$146,556
4,357	Lennar Corp., Class A	571,813
1,892	LGI Homes, Inc. (a)	168,918
2,205	M/I Homes, Inc. (a)	277,389
3,811	Meritage Homes Corp.	296,763
2,461	Mohawk Industries, Inc. (a)	300,980
29	NVR, Inc. (a)	232,469
5,456	PulteGroup, Inc.	620,784
4,789	Taylor Morrison Home Corp. (a)	308,699
4,718	Toll Brothers, Inc.	640,752
8,084	Tri Pointe Homes, Inc. (a)	297,976
1,536	Whirlpool Corp.	161,295
		5,858,998
	Household Products — 0.3%
3,012	Central Garden & Pet Co., Class A (d)	93,944
4,344	Reynolds Consumer Products, Inc.	119,938
1,601	Spectrum Brands Holdings, Inc.	135,381
		349,263
	Independent Power and Renewable Electricity Producers — 0.1%
2,602	Clearway Energy, Inc., Class C	67,470
	Industrial Conglomerates — 0.2%
1,841	3M Co.	280,200
	Industrial REITs — 0.1%
8,331	LXP Industrial Trust	69,314
	Insurance — 5.3%
1,119	Aflac, Inc.	120,158
428	American Financial Group, Inc.	58,448
6,530	American International Group, Inc.	481,000
275	Assurant, Inc.	59,177
3,257	Assured Guaranty Ltd.	308,112
1,985	Axis Capital Holdings Ltd.	180,675
691	Brighthouse Financial, Inc. (a)	42,642
1,720	Chubb Ltd.	467,633
4,135	Cincinnati Financial Corp.	566,702
4,727	CNO Financial Group, Inc.	188,796
3,301	Employers Holdings, Inc.	162,277
1,639	Everest Group Ltd.	569,569
4,234	Fidelity National Financial, Inc.	246,292
9,678	Genworth Financial, Inc. (a)	69,972
1,577	Globe Life, Inc.	192,536
379	Hanover Insurance Group (The), Inc.	58,021
Shares	Description	Value

	Insurance (Continued)
4,345	Hartford Financial Services Group (The), Inc.	$484,685
1,724	Horace Mann Educators Corp.	66,598
1,765	Kemper Corp.	118,573
3,698	Lincoln National Corp.	130,022
5,613	Loews Corp.	479,631
6,480	Old Republic International Corp.	237,038
2,929	Prudential Financial, Inc.	353,706
542	Reinsurance Group of America, Inc.	123,500
1,178	RenaissanceRe Holdings Ltd.	273,979
1,208	Safety Insurance Group, Inc.	95,444
10,318	SiriusPoint Ltd. (a)	150,230
1,002	Stewart Information Services Corp.	65,320
1,973	Travelers (The) Cos., Inc.	483,740
3,211	Unum Group	244,839
1,977	W.R. Berkley Corp.	116,307
		7,195,622
	Interactive Media & Services — 0.4%
62,636	Getty Images Holdings, Inc. (a) (c)	159,722
4,077	IAC, Inc. (a)	172,579
3,280	Shutterstock, Inc.	96,826
2,490	Ziff Davis, Inc. (a)	134,186
		563,313
	IT Services — 1.0%
329	Accenture PLC, Class A	126,649
2,485	Akamai Technologies, Inc. (a)	248,252
1,407	ASGN, Inc. (a)	124,111
6,181	Cognizant Technology Solutions Corp., Class A	510,612
11,737	DXC Technology Co. (a)	254,928
251	EPAM Systems, Inc. (a)	63,744
		1,328,296
	Leisure Products — 0.6%
2,719	Brunswick Corp.	183,369
13,227	Mattel, Inc. (a)	246,551
3,052	Polaris, Inc.	145,581
21,516	Topgolf Callaway Brands Corp. (a)	169,116
1,757	YETI Holdings, Inc. (a)	65,466
		810,083
	Life Sciences Tools & Services — 0.2%
318	Charles River Laboratories International, Inc. (a)	52,394
589	IQVIA Holdings, Inc. (a)	118,601
1,037	Revvity, Inc.	130,797
		301,792
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 2.8%
627	AGCO Corp.	$65,478
364	Alamo Group, Inc.	67,544
846	Albany International Corp., Class A	68,314
891	Columbus McKinnon Corp.	32,450
332	Cummins, Inc.	118,275
561	Deere & Co.	267,350
1,543	Fortive Corp.	125,492
602	Franklin Electric Co., Inc.	60,194
2,218	Greenbrier (The) Cos., Inc.	146,965
743	Helios Technologies, Inc.	33,145
3,407	Hillman Solutions Corp. (a)	34,070
3,321	Hyster-Yale, Inc.	177,408
261	JBT Marel Corp.	34,713
5,632	Kennametal, Inc.	134,886
572	Lindsay Corp.	76,757
866	Middleby (The) Corp. (a)	148,207
2,216	Mueller Industries, Inc.	174,510
553	Nordson Corp.	121,782
3,083	Oshkosh Corp.	358,861
4,570	PACCAR, Inc.	506,722
1,023	Snap-on, Inc.	363,318
6,342	Terex Corp.	304,987
3,286	Timken (The) Co.	263,767
732	Toro (The) Co.	60,954
288	Watts Water Technologies, Inc., Class A	59,553
827	Worthington Enterprises, Inc.	34,651
		3,840,353
	Marine Transportation — 0.2%
2,174	Matson, Inc.	308,382
	Media — 1.8%
467	Cable One, Inc.	141,973
693	Charter Communications, Inc., Class A (a)	239,424
15,832	Comcast Corp., Class A	532,905
12,231	Fox Corp., Class A	625,982
8,630	News Corp., Class A	242,676
1,485	Nexstar Media Group, Inc.	227,532
2,762	Omnicom Group, Inc.	239,714
9,246	TEGNA, Inc.	168,462
		2,418,668
	Metals & Mining — 2.6%
1,465	Alpha Metallurgical Resources, Inc. (a)	268,344
18,711	Cleveland-Cliffs, Inc. (a)	191,601
5,910	Commercial Metals Co.	286,576
3,039	Freeport-McMoRan, Inc.	108,948
1,417	Kaiser Aluminum Corp.	99,190
Shares	Description	Value

	Metals & Mining (Continued)
336	Materion Corp.	$33,936
3,109	Newmont Corp.	132,816
5,091	Nucor Corp.	653,837
2,207	Reliance, Inc.	638,926
5,209	Steel Dynamics, Inc.	667,794
5,404	Warrior Met Coal, Inc.	285,169
4,252	Worthington Steel, Inc.	123,521
		3,490,658
	Mortgage REITs — 0.8%
3,832	Apollo Commercial Real Estate Finance, Inc.	33,951
9,769	Arbor Realty Trust, Inc. (c)	130,807
12,080	Chimera Investment Corp.	179,871
7,342	Claros Mortgage Trust, Inc.	24,229
12,091	Ladder Capital Corp.	135,540
16,596	MFA Financial, Inc.	174,258
4,866	Ready Capital Corp.	32,359
21,654	Rithm Capital Corp.	249,238
3,094	Starwood Property Trust, Inc.	59,869
		1,020,122
	Multi-Utilities — 3.0%
3,894	Ameren Corp.	366,815
4,617	Avista Corp.	169,074
4,007	Black Hills Corp.	235,331
10,940	CenterPoint Energy, Inc.	356,316
5,208	CMS Energy Corp.	343,728
5,327	Consolidated Edison, Inc.	499,353
8,826	Dominion Energy, Inc.	490,637
3,937	DTE Energy Co.	471,968
9,443	NiSource, Inc.	352,224
3,163	Northwestern Energy Group, Inc.	170,517
3,957	Sempra	328,154
2,527	WEC Energy Group, Inc.	250,830
		4,034,947
	Office REITs — 0.6%
3,827	Cousins Properties, Inc.	116,838
1,788	Douglas Emmett, Inc.	32,828
8,764	Easterly Government Properties, Inc.	99,559
95,546	Equity Commonwealth	166,250
4,424	Highwoods Properties, Inc.	131,791
4,401	JBG SMITH Properties	68,259
5,797	Kilroy Realty Corp.	226,199
6,718	Paramount Group, Inc.	32,851
		874,575
	Oil, Gas & Consumable Fuels — 9.8%
12,695	APA Corp.	278,401
5,649	California Resources Corp.	277,931
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,616	Cheniere Energy, Inc.	$361,418
4,102	Chevron Corp.	611,977
2,507	Chord Energy Corp.	281,912
6,391	Civitas Resources, Inc.	324,407
7,994	CNX Resources Corp. (a)	218,876
1,821	Comstock Resources, Inc. (a) (c)	33,798
5,992	ConocoPhillips	592,189
23,265	Coterra Energy, Inc.	644,906
9,260	Crescent Energy Co., Class A	139,456
3,610	CVR Energy, Inc.	68,410
18,154	Devon Energy Corp.	619,051
3,627	Diamondback Energy, Inc.	596,134
4,847	EOG Resources, Inc.	609,704
7,528	EQT Corp.	384,831
5,524	Exxon Mobil Corp.	590,129
14,271	Green Plains, Inc. (a)	127,440
918	Gulfport Energy Corp. (a)	163,872
8,363	HF Sinclair Corp.	301,737
12,669	Kinder Morgan, Inc.	348,144
49,449	Kosmos Energy Ltd. (a)	157,248
10,030	Magnolia Oil & Gas Corp., Class A	237,711
3,408	Marathon Petroleum Corp.	496,580
5,210	Matador Resources Co.	302,180
9,687	Murphy Oil Corp.	257,965
3,877	New Fortress Energy, Inc. (c)	58,155
7,888	Northern Oil & Gas, Inc.	283,574
12,026	Occidental Petroleum Corp.	561,013
2,367	ONEOK, Inc.	230,001
7,238	Ovintiv, Inc.	305,588
10,318	Par Pacific Holdings, Inc. (a)	172,517
6,625	PBF Energy, Inc., Class A	193,848
8,076	Peabody Energy Corp.	146,579
5,215	Phillips 66	614,692
4,888	Range Resources Corp.	181,052
7,563	SM Energy Co.	287,091
17,417	Talos Energy, Inc. (a)	172,777
4,847	Valero Energy Corp.	644,651
5,469	Vital Energy, Inc. (a)	174,461
6,147	World Kinect Corp.	173,776
		13,226,182
	Paper & Forest Products — 0.1%
1,132	Louisiana-Pacific Corp.	132,410
	Passenger Airlines — 1.1%
1,811	Alaska Air Group, Inc. (a)	132,656
9,821	Delta Air Lines, Inc.	660,658
Shares	Description	Value

	Passenger Airlines (Continued)
3,442	Southwest Airlines Co.	$105,704
4,895	United Airlines Holdings, Inc. (a)	518,087
		1,417,105
	Personal Care Products — 0.3%
16,847	Coty, Inc., Class A (a)	123,489
4,027	Edgewell Personal Care Co.	134,099
14,881	Herbalife Ltd. (a)	81,250
57,546	Olaplex Holdings, Inc. (a)	89,772
		428,610
	Pharmaceuticals — 1.2%
5,738	Innoviva, Inc. (a)	106,956
1,904	Jazz Pharmaceuticals PLC (a)	236,800
800	Johnson & Johnson	121,720
15,718	Organon & Co.	244,572
2,280	Perrigo Co. PLC	56,795
8,959	Pfizer, Inc.	237,593
866	Prestige Consumer Healthcare, Inc. (a)	66,483
1,871	Supernus Pharmaceuticals, Inc. (a)	71,790
38,181	Viatris, Inc.	430,682
		1,573,391
	Professional Services — 1.5%
8,472	Alight, Inc., Class A	58,033
6,775	Concentrix Corp. (c)	354,197
1,324	CSG Systems International, Inc.	77,838
4,705	Dun & Bradstreet Holdings, Inc.	57,871
4,095	Genpact Ltd.	199,385
866	Jacobs Solutions, Inc.	121,353
585	Kforce, Inc.	32,602
2,608	Korn Ferry	184,464
2,410	Leidos Holdings, Inc.	342,292
2,356	Maximus, Inc.	177,383
5,284	NV5 Global, Inc. (a)	99,551
832	Robert Half, Inc.	53,905
524	Science Applications International Corp.	56,739
1,527	SS&C Technologies Holdings, Inc.	123,611
646	TriNet Group, Inc.	60,330
2,030	Upwork, Inc. (a)	31,993
		2,031,547
	Real Estate Management & Development — 0.3%
6,525	Forestar Group, Inc. (a)	155,686
762	Howard Hughes Holdings, Inc. (a)	58,194
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
232	Jones Lang LaSalle, Inc. (a)	$65,610
5,281	Newmark Group, Inc., Class A	74,621
		354,111
	Residential REITs — 0.3%
4,837	Equity Residential	341,637
749	Mid-America Apartment Communities, Inc.	114,283
		455,920
	Retail REITs — 0.2%
1,101	InvenTrust Properties Corp.	32,744
10,144	Kimco Realty Corp.	227,733
		260,477
	Semiconductors & Semiconductor Equipment — 1.0%
9,128	Amkor Technology, Inc.	224,640
951	Diodes, Inc. (a)	56,090
7,539	ON Semiconductor Corp. (a)	394,591
7,178	Photronics, Inc. (a)	165,022
3,914	Skyworks Solutions, Inc.	347,407
1,304	Synaptics, Inc. (a)	110,710
		1,298,460
	Software — 0.3%
2,374	Adeia, Inc.	30,506
6,625	Riot Platforms, Inc. (a) (c)	78,705
1,065	Teradata Corp. (a)	33,984
2,912	Zoom Communications, Inc. (a)	253,169
		396,364
	Specialized REITs — 0.2%
2,178	Millrose Properties, Inc. (a) (e) (f) (g)	22,978
4,575	Rayonier, Inc.	119,591
4,110	Weyerhaeuser Co.	125,848
		268,417
	Specialty Retail — 3.3%
4,076	Academy Sports & Outdoors, Inc.	213,216
3,719	Advance Auto Parts, Inc.	180,372
14,068	American Eagle Outfitters, Inc.	227,058
724	Asbury Automotive Group, Inc. (a)	214,796
1,036	AutoNation, Inc. (a)	195,338
6,049	Bath & Body Works, Inc.	227,503
4,046	Best Buy Co., Inc.	347,390
1,331	Buckle (The), Inc.	63,369
7,302	Caleres, Inc.	133,846
559	Five Below, Inc. (a)	52,423
1,525	Foot Locker, Inc. (a)	30,576
Shares	Description	Value

	Specialty Retail (Continued)
556	Group 1 Automotive, Inc.	$253,808
9,622	Guess?, Inc.	124,220
297	Home Depot (The), Inc.	122,358
656	Lithia Motors, Inc.	246,722
469	Lowe’s Cos., Inc.	121,959
117	Murphy USA, Inc.	58,840
6,492	National Vision Holdings, Inc. (a)	74,009
4,378	ODP (The) Corp. (a)	98,943
1,154	Penske Automotive Group, Inc.	191,137
16,183	Sally Beauty Holdings, Inc. (a)	175,909
4,090	Shoe Carnival, Inc.	110,675
3,632	Signet Jewelers Ltd.	215,123
2,136	Sonic Automotive, Inc., Class A	158,598
547	Ulta Beauty, Inc. (a)	225,446
2,319	Upbound Group, Inc.	68,039
3,205	Urban Outfitters, Inc. (a)	177,621
1,620	Valvoline, Inc. (a)	60,118
1,633	Victoria’s Secret & Co. (a)	59,376
		4,428,788
	Technology Hardware, Storage & Peripherals — 1.0%
3,929	Diebold Nixdorf, Inc. (a)	170,086
27,831	Hewlett Packard Enterprise Co.	589,739
7,284	HP, Inc.	236,730
2,754	Seagate Technology Holdings PLC	265,376
1,941	Western Digital Corp. (a)	126,417
		1,388,348
	Textiles, Apparel & Luxury Goods — 0.7%
2,497	Carter’s, Inc.	134,638
698	Columbia Sportswear Co.	61,633
5,184	G-III Apparel Group Ltd. (a)	161,845
1,529	NIKE, Inc., Class B	117,580
421	Oxford Industries, Inc.	35,305
2,772	PVH Corp.	248,371
1,744	Skechers USA, Inc., Class A (a)	131,393
781	Steven Madden Ltd.	32,060
		922,825
	Tobacco — 0.1%
3,084	Universal Corp.	163,822
	Trading Companies & Distributors — 1.6%
6,080	Air Lease Corp.	280,896
1,154	Beacon Roofing Supply, Inc. (a)	136,564
1,973	Boise Cascade Co.	248,914
20,698	Custom Truck One Source, Inc. (a)	105,353
12,999	DNOW, Inc. (a)	193,425
2,729	Global Industrial Co.	67,434
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
2,073	GMS, Inc. (a)	$174,837
929	Herc Holdings, Inc.	189,479
10,586	MRC Global, Inc. (a)	155,402
2,355	MSC Industrial Direct Co., Inc., Class A	189,365
4,280	Rush Enterprises, Inc., Class A	260,010
972	WESCO International, Inc.	179,820
		2,181,499
	Water Utilities — 0.3%
929	American Water Works Co., Inc.	115,791
3,228	Essential Utilities, Inc.	114,529
631	Middlesex Water Co.	31,954
2,749	SJW Group	138,082
		400,356
	Wireless Telecommunication Services — 0.2%
4,102	Gogo, Inc. (a)	34,621
2,919	Telephone and Data Systems, Inc.	103,187
1,587	United States Cellular Corp. (a)	99,663
		237,471
	Total Common Stocks	134,932,873
	(Cost $128,503,656)
MONEY MARKET FUNDS — 0.1%
136,458	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (h)	136,458
	(Cost $136,458)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$991,309	Bank of America Corp., 4.34% (h), dated 01/31/25, due 02/03/25, with a maturity value of $991,668. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $1,011,135. (i)	$991,309
	(Cost $991,309)

	Total Investments — 100.8%	136,060,640
	(Cost $129,631,423)
	Net Other Assets and Liabilities — (0.8)%	(1,019,298)
	Net Assets — 100.0%	$135,041,342

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $946,103 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $991,309.

(d)	Non-income producing security which makes payment-in- kind distributions.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $22,978 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of January 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Specialized REITs	$ 268,417	$ 245,439	$ —	$ 22,978
Other Industry Categories*	134,664,456	134,664,456	—	—
Money Market Funds	136,458	136,458	—	—
Repurchase Agreements	991,309	—	991,309	—
Total Investments	$136,060,640	$135,046,353	$991,309	$22,978

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$946,103
Non-cash Collateral(2)	(946,103)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$991,309
Non-cash Collateral(4)	(991,309)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.0%
657	AeroVironment, Inc. (a)	$118,359
1,723	Axon Enterprise, Inc. (a)	1,123,706
1,127	Boeing (The) Co. (a)	198,938
3,630	BWX Technologies, Inc.	409,936
1,772	Cadre Holdings, Inc.	68,311
1,424	Curtiss-Wright Corp.	494,043
2,457	General Electric Co.	500,171
2,517	HEICO Corp.	601,412
3,225	Hexcel Corp.	210,270
9,367	Howmet Aerospace, Inc.	1,185,675
6,506	Kratos Defense & Security Solutions, Inc. (a)	217,105
15,642	Leonardo DRS, Inc. (a)	549,816
2,054	Moog, Inc., Class A	373,130
11,448	Rocket Lab USA, Inc. (a)	332,564
158	TransDigm Group, Inc.	213,828
12,501	Triumph Group, Inc. (a)	234,269
1,822	Woodward, Inc.	337,525
		7,169,058
	Automobile Components — 0.3%
1,801	Dorman Products, Inc. (a)	236,435
19,009	Garrett Motion, Inc.	182,106
3,519	Gentex Corp.	91,213
2,615	Modine Manufacturing Co. (a)	265,292
		775,046
	Automobiles — 0.6%
45,001	Rivian Automotive, Inc., Class A (a)	565,213
2,029	Tesla, Inc. (a)	820,933
		1,386,146
	Banks — 3.6%
7,235	Axos Financial, Inc. (a)	505,943
15,088	Banc of California, Inc.	241,710
1,990	BancFirst Corp.	236,969
4,432	Bancorp (The), Inc. (a)	270,618
985	City Holding Co.	116,358
4,866	Commerce Bancshares, Inc.	325,049
3,765	Cullen/Frost Bankers, Inc.	524,841
5,278	East West Bancorp, Inc.	543,476
6,274	First BanCorp	130,248
485	First Citizens BancShares, Inc., Class A	1,069,275
8,412	First Financial Bankshares, Inc.	313,431
4,267	German American Bancorp, Inc.	176,355
10,716	Home BancShares, Inc.	323,516
4,801	International Bancshares Corp.	316,338
4,273	JPMorgan Chase & Co.	1,142,173
2,497	Lakeland Financial Corp.	169,896
Shares	Description	Value

	Banks (Continued)
3,986	National Bank Holdings Corp., Class A	$171,916
23,286	Old National Bancorp	555,371
1,001	Park National Corp.	169,880
3,616	QCR Holdings, Inc.	281,180
5,964	ServisFirst Bancshares, Inc.	540,756
6,054	Stellar Bancorp, Inc.	171,934
3,258	Stock Yards Bancorp, Inc.	240,147
1,091	Westamerica BanCorp	56,470
		8,593,850
	Beverages — 0.4%
321	Coca-Cola Consolidated, Inc.	439,006
3,796	Monster Beverage Corp. (a)	184,903
6,319	Vita Coco (The) Co., Inc. (a)	236,584
		860,493
	Biotechnology — 3.6%
9,354	ACADIA Pharmaceuticals, Inc. (a)	174,546
13,601	ADMA Biologics, Inc. (a)	219,656
1,741	Agios Pharmaceuticals, Inc. (a)	59,873
6,074	Amicus Therapeutics, Inc. (a)	58,189
6,335	Apellis Pharmaceuticals, Inc. (a)	183,778
2,238	Arcellx, Inc. (a)	152,475
20,932	Arcutis Biotherapeutics, Inc. (a)	277,140
4,702	Beam Therapeutics, Inc. (a)	121,876
22,826	BioCryst Pharmaceuticals, Inc. (a)	180,325
3,035	BioMarin Pharmaceutical, Inc. (a)	192,298
7,367	Bridgebio Pharma, Inc. (a)	252,025
8,224	Catalyst Pharmaceuticals, Inc. (a)	185,533
1,977	Crinetics Pharmaceuticals, Inc. (a)	79,673
15,177	Exelixis, Inc. (a)	503,117
16,163	Geron Corp. (a)	46,388
4,228	Halozyme Therapeutics, Inc. (a)	239,474
1,464	Insmed, Inc. (a)	112,113
7,732	Iovance Biotherapeutics, Inc. (a)	45,232
5,446	Janux Therapeutics, Inc. (a)	236,792
646	Krystal Biotech, Inc. (a)	103,192
4,266	Kymera Therapeutics, Inc. (a)	168,891
36,277	MannKind Corp. (a)	210,044
17,843	MiMedx Group, Inc. (a)	155,234
5,641	Mirum Pharmaceuticals, Inc. (a)	275,732
3,193	Natera, Inc. (a)	564,905
4,385	Neurocrine Biosciences, Inc. (a)	665,731
6,678	Newamsterdam Pharma Co. N.V. (a)	148,853
7,117	Novavax, Inc. (a) (b)	61,847
4,447	Protagonist Therapeutics, Inc. (a)	168,097
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
6,460	PTC Therapeutics, Inc. (a)	$296,385
2,311	Revolution Medicines, Inc. (a)	99,257
4,167	Rhythm Pharmaceuticals, Inc. (a)	247,645
17,089	Roivant Sciences Ltd. (a)	190,200
1,662	Sarepta Therapeutics, Inc. (a)	189,003
9,688	TG Therapeutics, Inc. (a)	307,109
2,510	Twist Bioscience Corp. (a)	131,449
2,322	United Therapeutics Corp. (a)	815,417
5,890	Veracyte, Inc. (a)	267,877
4,248	Vericel Corp. (a)	248,678
		8,636,049
	Broadline Retail — 1.0%
3,736	Amazon.com, Inc. (a)	887,972
37,288	Coupang, Inc. (a)	876,641
1,911	Etsy, Inc. (a)	104,933
4,606	Ollie’s Bargain Outlet Holdings, Inc. (a)	513,615
		2,383,161
	Building Products — 1.5%
3,436	AAON, Inc.	399,882
773	Allegion PLC	102,600
2,404	Apogee Enterprises, Inc.	122,652
2,861	Armstrong World Industries, Inc.	432,040
6,389	AZEK (The) Co., Inc. (a)	327,308
1,424	AZZ, Inc.	122,165
859	CSW Industrials, Inc.	283,307
2,409	Griffon Corp.	182,530
983	Lennox International, Inc.	582,349
2,941	Tecnoglass, Inc.	223,516
2,219	Trane Technologies PLC	804,942
		3,583,291
	Capital Markets — 7.6%
1,924	Ameriprise Financial, Inc.	1,045,425
3,380	Ares Management Corp., Class A	669,984
2,709	Artisan Partners Asset Management, Inc., Class A	121,065
13,334	Bank of New York Mellon (The) Corp.	1,145,791
18,946	BGC Group, Inc., Class A	180,745
13,037	Blue Owl Capital, Inc.	339,092
1,021	Cboe Global Markets, Inc.	208,621
2,696	Charles Schwab (The) Corp.	223,013
1,764	CME Group, Inc.	417,221
1,094	Cohen & Steers, Inc.	96,961
3,301	Coinbase Global, Inc., Class A (a)	961,680
416	FactSet Research Systems, Inc.	197,355
1,789	Goldman Sachs Group (The), Inc.	1,145,676
Shares	Description	Value

	Capital Markets (Continued)
1,365	Hamilton Lane, Inc., Class A	$217,281
2,910	Houlihan Lokey, Inc.	528,805
2,861	Interactive Brokers Group, Inc., Class A	622,096
2,750	Intercontinental Exchange, Inc.	439,532
6,926	KKR & Co., Inc.	1,157,127
3,138	LPL Financial Holdings, Inc.	1,151,301
6,902	Main Street Capital Corp. (b)	427,648
865	Moody’s Corp.	432,016
900	Morningstar, Inc.	295,776
683	MSCI, Inc.	407,594
7,742	Nasdaq, Inc.	637,476
9,995	Northern Trust Corp.	1,122,338
1,685	Piper Sandler Cos.	534,381
1,848	PJT Partners, Inc., Class A	304,865
27,495	Robinhood Markets, Inc., Class A (a)	1,428,365
400	S&P Global, Inc.	208,564
4,030	StepStone Group, Inc., Class A	258,242
8,043	TPG, Inc.	540,892
3,089	Tradeweb Markets, Inc., Class A	391,994
3,563	Victory Capital Holdings, Inc., Class A	235,799
22,215	WisdomTree, Inc.	217,485
		18,312,206
	Chemicals — 0.6%
4,816	Aspen Aerogels, Inc. (a)	56,299
5,908	Axalta Coating Systems Ltd. (a)	212,333
1,107	Cabot Corp.	95,722
852	Ecolab, Inc.	213,162
3,974	Element Solutions, Inc.	102,569
1,399	Hawkins, Inc.	149,567
1,405	Ingevity Corp. (a)	63,717
191	NewMarket Corp.	95,122
1,523	Scotts Miracle-Gro (The) Co.	108,072
803	Sensient Technologies Corp.	60,635
587	Sherwin-Williams (The) Co.	210,240
		1,367,438
	Commercial Services & Supplies — 1.5%
10,799	ACV Auctions, Inc., Class A (a)	228,507
1,579	Brady Corp., Class A	117,620
1,090	Brink’s (The) Co.	101,730
2,866	Casella Waste Systems, Inc., Class A (a)	308,210
1,626	Cimpress PLC (a)	108,096
1,092	Cintas Corp.	219,022
1,318	Clean Harbors, Inc. (a)	307,094
7,140	Copart, Inc. (a)	413,620
14,453	Driven Brands Holdings, Inc. (a)	238,619
3,407	HNI Corp.	169,839
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
32,219	Pitney Bowes, Inc.	$287,071
2,037	Republic Services, Inc.	441,764
4,841	Steelcase, Inc., Class A	55,575
5,074	Tetra Tech, Inc.	186,723
1,959	Veralto Corp.	202,541
989	Waste Management, Inc.	217,837
		3,603,868
	Communications Equipment — 0.6%
1,608	F5, Inc. (a)	477,994
4,325	Harmonic, Inc. (a)	48,786
2,778	Lumentum Holdings, Inc. (a)	236,296
1,295	Motorola Solutions, Inc.	607,679
		1,370,755
	Construction & Engineering — 1.9%
5,620	API Group Corp. (a)	214,403
1,192	Comfort Systems USA, Inc.	520,606
3,296	Construction Partners, Inc., Class A (a)	264,998
1,742	Dycom Industries, Inc. (a)	329,517
2,257	EMCOR Group, Inc.	1,011,271
3,325	Granite Construction, Inc.	293,066
1,451	IES Holdings, Inc. (a)	321,077
3,817	Primoris Services Corp.	293,031
3,241	Quanta Services, Inc.	996,964
1,731	Sterling Infrastructure, Inc. (a)	246,529
		4,491,462
	Construction Materials — 0.5%
819	Eagle Materials, Inc.	210,270
4,973	Knife River Corp. (a)	515,104
2,197	United States Lime & Minerals, Inc.	242,944
775	Vulcan Materials Co.	212,466
		1,180,784
	Consumer Finance — 0.9%
3,452	American Express Co.	1,095,837
3,041	Enova International, Inc. (a)	341,565
1,951	FirstCash Holdings, Inc.	212,952
32,818	SoFi Technologies, Inc. (a)	517,868
		2,168,222
	Consumer Staples Distribution & Retail — 1.4%
2,069	Casey’s General Stores, Inc.	872,642
5,912	Chefs’ Warehouse (The), Inc. (a)	318,420
894	Costco Wholesale Corp.	876,013
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
12,202	Maplebear, Inc. (a)	$589,113
3,978	Sprouts Farmers Market, Inc. (a)	629,876
		3,286,064
	Containers & Packaging — 0.2%
1,287	AptarGroup, Inc.	202,252
7,444	Graphic Packaging Holding Co.	204,189
		406,441
	Diversified Consumer Services — 1.3%
3,209	Adtalem Global Education, Inc. (a)	343,780
1,824	Bright Horizons Family Solutions, Inc. (a)	223,622
1,559	Duolingo, Inc. (a)	567,461
5,334	Frontdoor, Inc. (a)	319,400
2,469	Grand Canyon Education, Inc. (a)	433,655
11,722	OneSpaWorld Holdings Ltd.	250,382
3,799	Service Corp. International	296,778
1,249	Strategic Education, Inc.	122,689
2,806	Stride, Inc. (a)	378,530
14,171	Udemy, Inc. (a)	105,999
		3,042,296
	Diversified REITs — 0.2%
4,442	American Assets Trust, Inc.	107,852
11,301	Empire State Realty Trust, Inc., Class A	108,037
6,463	Essential Properties Realty Trust, Inc.	207,462
15,977	Global Net Lease, Inc.	114,875
		538,226
	Diversified Telecommunication Services — 0.2%
5,527	AST SpaceMobile, Inc. (a) (b)	111,867
3,027	Cogent Communications Holdings, Inc.	228,054
112,689	Globalstar, Inc. (a)	172,414
1,972	Iridium Communications, Inc.	56,695
		569,030
	Electric Utilities — 1.0%
1,831	Constellation Energy Corp.	549,263
1,242	MGE Energy, Inc.	111,594
9,084	NRG Energy, Inc.	930,565
40,614	PG&E Corp.	635,609
2,423	Southern (The) Co.	203,411
		2,430,442
	Electrical Equipment — 1.7%
1,384	Acuity Brands, Inc.	460,028
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
2,274	AMETEK, Inc.	$419,689
10,502	Bloom Energy Corp., Class A (a)	247,637
1,804	Eaton Corp. PLC	588,898
5,263	Enovix Corp. (a) (b)	63,472
3,603	Fluence Energy, Inc. (a) (b)	46,875
1,428	Hubbell, Inc.	604,058
1,316	Powell Industries, Inc.	315,551
698	Rockwell Automation, Inc.	194,344
1,988	Thermon Group Holdings, Inc. (a)	55,028
9,017	Vertiv Holdings Co., Class A	1,055,169
		4,050,749
	Electronic Equipment, Instruments & Components — 1.5%
11,801	Amphenol Corp., Class A	835,275
5,113	Arlo Technologies, Inc. (a)	59,873
1,429	Badger Meter, Inc.	305,677
2,693	Belden, Inc.	313,654
4,268	Coherent Corp. (a)	386,211
2,212	CTS Corp.	113,011
3,724	Itron, Inc. (a)	399,809
8,612	Knowles Corp. (a)	163,025
16,709	Mirion Technologies, Inc. (a)	264,671
1,742	OSI Systems, Inc. (a)	342,199
2,363	PAR Technology Corp. (a)	171,530
4,292	Trimble, Inc. (a)	321,728
		3,676,663
	Energy Equipment & Services — 0.8%
9,372	Archrock, Inc.	263,260
10,517	Atlas Energy Solutions, Inc. (b)	241,470
5,196	Cactus, Inc., Class A	310,253
3,305	Core Laboratories, Inc.	56,086
4,588	Expro Group Holdings N.V. (a)	57,947
6,139	Helix Energy Solutions Group, Inc. (a)	49,235
7,141	Kodiak Gas Services, Inc.	334,056
8,944	Oceaneering International, Inc. (a)	222,258
17,618	Select Water Solutions, Inc.	220,225
1,848	Tidewater, Inc. (a)	101,843
2,285	Valaris Ltd. (a)	109,543
		1,966,176
	Entertainment — 2.8%
1,495	Atlanta Braves Holdings, Inc., Class C (a)	57,931
9,412	Cinemark Holdings, Inc. (a)	269,466
1,363	Electronic Arts, Inc.	167,526
Shares	Description	Value

	Entertainment (Continued)
11,056	Liberty Media Corp.-Liberty Formula One, Class C (a)	$1,058,059
7,911	Live Nation Entertainment, Inc. (a)	1,144,563
3,276	Madison Square Garden Entertainment Corp. (a)	119,050
1,791	Madison Square Garden Sports Corp. (a)	393,787
1,150	Netflix, Inc. (a)	1,123,274
14,165	ROBLOX Corp., Class A (a)	1,006,707
3,252	Take-Two Interactive Software, Inc. (a)	603,279
3,557	TKO Group Holdings, Inc. (a)	552,082
3,261	Warner Music Group Corp., Class A	103,700
		6,599,424
	Financial Services — 3.9%
8,299	Affirm Holdings, Inc. (a)	506,820
6,203	Apollo Global Management, Inc.	1,060,589
11,280	AvidXchange Holdings, Inc. (a)	119,568
1,320	Berkshire Hathaway, Inc., Class B (a)	618,644
2,421	Corpay, Inc. (a)	921,166
2,948	Euronet Worldwide, Inc. (a)	290,378
871	Federal Agricultural Mortgage Corp., Class C	172,266
4,987	Fiserv, Inc. (a)	1,077,392
8,324	Flywire Corp. (a)	160,903
5,341	Global Payments, Inc.	602,732
1,153	Jack Henry & Associates, Inc.	200,726
1,136	Mastercard, Inc., Class A	630,968
3,198	Merchants Bancorp	134,092
8,596	NCR Atleos Corp. (a)	273,869
3,173	NMI Holdings, Inc. (a)	122,541
29,042	Payoneer Global, Inc. (a)	307,845
12,918	Remitly Global, Inc. (a)	303,573
4,870	Shift4 Payments, Inc., Class A (a)	583,670
13,866	Toast, Inc., Class A (a)	567,397
1,893	Visa, Inc., Class A	647,027
		9,302,166
	Food Products — 0.6%
2,833	Cal-Maine Foods, Inc.	305,681
2,730	Freshpet, Inc. (a)	436,664
369	J & J Snack Foods Corp.	50,638
1,513	Lamb Weston Holdings, Inc.	90,689
584	Lancaster Colony Corp.	98,544
2,992	Simply Good Foods (The) Co. (a)	113,696
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,770	Tootsie Roll Industries, Inc.	$54,976
6,190	Vital Farms, Inc. (a)	271,586
		1,422,474
	Gas Utilities — 0.0%
471	Chesapeake Utilities Corp.	57,580
	Ground Transportation — 0.2%
23,507	Lyft, Inc., Class A (a)	318,285
443	Saia, Inc. (a)	212,688
		530,973
	Health Care Equipment & Supplies — 3.2%
12,705	Alphatec Holdings, Inc. (a)	149,792
8,159	Artivion, Inc. (a)	252,603
9,176	Boston Scientific Corp. (a)	939,255
2,565	Dexcom, Inc. (a)	222,719
2,022	Glaukos Corp. (a)	316,322
6,111	Globus Medical, Inc., Class A (a)	566,612
1,294	Haemonetics Corp. (a)	89,351
3,362	Inari Medical, Inc. (a)	267,850
1,090	Inspire Medical Systems, Inc. (a)	210,915
1,549	Insulet Corp. (a)	431,211
3,051	Integer Holdings Corp. (a)	433,913
1,147	Intuitive Surgical, Inc. (a)	655,946
1,293	iRhythm Technologies, Inc. (a)	140,743
3,390	Lantheus Holdings, Inc. (a)	313,609
1,862	LeMaitre Vascular, Inc.	180,484
2,446	Masimo Corp. (a)	426,167
3,135	Merit Medical Systems, Inc. (a)	341,339
1,703	Penumbra, Inc. (a)	454,650
2,897	PROCEPT BioRobotics Corp. (a)	210,032
1,792	ResMed, Inc.	423,234
1,138	Stryker Corp.	445,288
1,588	Tandem Diabetes Care, Inc. (a)	58,851
476	UFP Technologies, Inc. (a)	130,738
		7,661,624
	Health Care Providers & Services — 2.5%
930	Addus HomeCare Corp. (a)	116,399
25,918	Alignment Healthcare, Inc. (a)	398,878
1,815	Astrana Health, Inc. (a)	66,919
3,634	CorVel Corp. (a)	420,999
2,704	DaVita, Inc. (a)	476,445
3,283	Encompass Health Corp.	325,903
2,282	Ensign Group (The), Inc.	318,704
13,235	Guardant Health, Inc. (a)	621,780
1,365	HCA Healthcare, Inc.	450,327
Shares	Description	Value

	Health Care Providers & Services (Continued)
4,214	HealthEquity, Inc. (a)	$465,310
20,901	Hims & Hers Health, Inc. (a)	779,189
31,650	LifeStance Health Group, Inc. (a)	252,251
1,085	National HealthCare Corp.	111,397
10,416	NeoGenomics, Inc. (a)	148,949
3,316	Progyny, Inc. (a)	76,832
5,789	RadNet, Inc. (a)	379,006
4,742	Tenet Healthcare Corp. (a)	668,100
		6,077,388
	Health Care REITs — 0.5%
826	National Health Investors, Inc.	56,259
2,671	Omega Healthcare Investors, Inc.	98,987
5,836	Sabra Health Care REIT, Inc.	97,519
6,959	Ventas, Inc.	420,463
3,252	Welltower, Inc.	443,833
		1,117,061
	Health Care Technology — 0.4%
5,461	Doximity, Inc., Class A (a)	322,745
5,086	Evolent Health, Inc., Class A (a)	53,149
6,823	Phreesia, Inc. (a)	194,182
1,949	Veeva Systems, Inc., Class A (a)	454,624
		1,024,700
	Hotel & Resort REITs — 0.1%
1,938	Ryman Hospitality Properties, Inc.	203,180
	Hotels, Restaurants & Leisure — 6.5%
1,518	Airbnb, Inc., Class A (a)	199,116
206	Booking Holdings, Inc.	975,937
2,204	Brinker International, Inc. (a)	401,062
41,111	Carnival Corp. (a)	1,137,541
2,688	Cava Group, Inc. (a)	363,014
4,917	Cheesecake Factory (The), Inc. (b)	276,090
9,926	Chipotle Mexican Grill, Inc. (a)	579,182
2,136	Choice Hotels International, Inc. (b)	314,697
1,514	Churchill Downs, Inc.	187,100
1,960	Dave & Buster’s Entertainment, Inc. (a)	52,058
475	Domino’s Pizza, Inc.	213,332
6,107	DoorDash, Inc., Class A (a)	1,153,185
11,016	DraftKings, Inc., Class A (a)	462,121
7,719	Dutch Bros, Inc., Class A (a)	482,592
5,499	Expedia Group, Inc. (a)	940,054
31,420	Global Business Travel Group I (a)	277,124
3,315	Hilton Worldwide Holdings, Inc.	848,872
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,288	Hyatt Hotels Corp., Class A	$203,800
15,958	Las Vegas Sands Corp.	731,355
18,279	Life Time Group Holdings, Inc. (a)	529,908
2,340	Light & Wonder, Inc. (a)	205,709
2,938	Marriott International, Inc., Class A	853,753
19,642	Norwegian Cruise Line Holdings Ltd. (a)	556,851
4,090	Planet Fitness, Inc., Class A (a)	442,374
1,237	Red Rock Resorts, Inc., Class A	60,675
4,441	Royal Caribbean Cruises Ltd.	1,183,971
47,027	Sabre Corp. (a)	157,541
2,246	Shake Shack, Inc., Class A (a)	265,320
4,195	Six Flags Entertainment Corp.	184,958
5,354	Sweetgreen, Inc., Class A (a)	176,254
2,241	Texas Roadhouse, Inc.	405,845
4,624	Travel + Leisure Co.	251,361
3,055	United Parks & Resorts, Inc. (a)	160,571
3,510	Wendy’s (The) Co.	52,053
2,346	Wynn Resorts Ltd.	203,750
		15,489,126
	Household Durables — 0.4%
4,966	Garmin Ltd.	1,071,911
	Household Products — 0.3%
1,905	Church & Dwight Co., Inc.	201,016
2,194	Colgate-Palmolive Co.	190,220
1,190	Procter & Gamble (The) Co.	197,528
236	WD-40 Co.	55,448
		644,212
	Independent Power and Renewable Electricity Producers — 0.7%
2,007	Talen Energy Corp. (a)	445,012
7,431	Vistra Corp.	1,248,631
		1,693,643
	Industrial Conglomerates — 0.2%
1,814	Honeywell International, Inc.	405,828
	Insurance — 4.0%
4,251	Allstate (The) Corp.	817,595
1,666	Aon PLC, Class A	617,786
6,481	Arch Capital Group Ltd.	603,187
2,109	Arthur J. Gallagher & Co.	636,538
3,009	Baldwin Insurance Group (The), Inc. (a)	123,219
5,867	Brown & Brown, Inc.	614,040
994	Erie Indemnity Co., Class A	400,532
Shares	Description	Value

	Insurance (Continued)
2,176	Goosehead Insurance, Inc., Class A	$233,202
869	Kinsale Capital Group, Inc.	384,046
7,949	Lemonade, Inc. (a) (b)	264,225
474	Markel Group, Inc. (a)	866,842
939	Marsh & McLennan Cos., Inc.	203,650
4,386	Mercury General Corp.	218,598
12,772	Oscar Health, Inc., Class A (a)	212,015
2,762	Palomar Holdings, Inc. (a)	297,937
1,490	Primerica, Inc.	432,353
3,421	Progressive (The) Corp.	843,071
4,907	RLI Corp.	359,929
4,726	Ryan Specialty Holdings, Inc.	314,657
5,769	Skyward Specialty Insurance Group, Inc. (a)	255,451
6,049	Trupanion, Inc. (a)	286,965
260	White Mountains Insurance Group Ltd.	502,440
		9,488,278
	Interactive Media & Services — 1.2%
4,329	Alphabet, Inc., Class A	883,202
6,383	Cargurus, Inc. (a)	250,214
6,730	Cars.com, Inc. (a)	120,602
6,180	Match Group, Inc.	220,626
1,399	Meta Platforms, Inc., Class A	964,163
18,524	Snap, Inc., Class A (a)	209,136
3,873	TripAdvisor, Inc. (a)	68,010
3,013	Yelp, Inc. (a)	120,339
		2,836,292
	IT Services — 2.1%
7,612	Cloudflare, Inc., Class A (a)	1,053,501
411	Gartner, Inc. (a)	223,103
5,190	GoDaddy, Inc., Class A (a)	1,103,653
2,722	International Business Machines Corp.	696,015
14,607	Kyndryl Holdings, Inc. (a)	554,482
2,532	Okta, Inc. (a)	238,565
3,876	Snowflake, Inc., Class A (a)	703,533
1,980	VeriSign, Inc. (a)	425,700
		4,998,552
	Leisure Products — 0.2%
4,266	Acushnet Holdings Corp.	278,655
33,515	Peloton Interactive, Inc., Class A (a)	259,741
		538,396
	Life Sciences Tools & Services — 0.3%
2,333	Azenta, Inc. (a)	126,099
4,493	BioLife Solutions, Inc. (a)	122,681
304	Medpace Holdings, Inc. (a)	106,142
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	$0
162	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
1,104	Waters Corp. (a)	458,690
		813,612
	Machinery — 3.6%
4,677	Allison Transmission Holdings, Inc.	549,735
5,953	Atmus Filtration Technologies, Inc.	248,955
4,444	Blue Bird Corp. (a)	158,295
1,129	Caterpillar, Inc.	419,356
2,648	Chart Industries, Inc. (a)	560,290
1,332	Crane Co.	226,866
1,500	Donaldson Co., Inc.	106,785
2,184	Dover Corp.	444,837
2,838	Enerpac Tool Group Corp.	128,249
3,371	Esab Corp.	417,465
1,289	ESCO Technologies, Inc.	171,102
3,282	Federal Signal Corp.	322,653
8,786	Flowserve Corp.	550,179
2,206	Ingersoll Rand, Inc.	206,923
1,415	ITT, Inc.	213,693
879	Kadant, Inc.	327,779
539	Lincoln Electric Holdings, Inc.	107,142
7,629	Mueller Water Products, Inc., Class A	175,467
942	Parker-Hannifin Corp.	666,041
338	RBC Bearings, Inc. (a)	117,878
9,149	REV Group, Inc.	317,470
2,084	SPX Technologies, Inc. (a)	309,516
624	Standex International Corp.	114,005
702	Tennant Co.	60,035
6,645	Trinity Industries, Inc.	251,380
5,404	Westinghouse Air Brake Technologies Corp.	1,123,600
1,720	Xylem, Inc.	213,349
		8,509,045
	Marine Transportation — 0.1%
1,911	Kirby Corp. (a)	208,586
	Media — 0.7%
12,733	EchoStar Corp., Class A (a)	352,195
5,480	Integral Ad Science Holding Corp. (a)	57,595
2,668	John Wiley & Sons, Inc., Class A	109,201
14,652	Magnite, Inc. (a)	252,014
Shares	Description	Value

	Media (Continued)
1,942	New York Times (The) Co., Class A	$105,450
6,973	Trade Desk (The), Inc., Class A (a)	827,556
		1,704,011
	Metals & Mining — 0.5%
1,837	ATI, Inc. (a)	104,874
2,978	Carpenter Technology Corp.	574,933
12,803	Century Aluminum Co. (a)	234,039
30,008	Coeur Mining, Inc. (a)	198,053
		1,111,899
	Mortgage REITs — 0.1%
3,287	Blackstone Mortgage Trust, Inc., Class A (b)	59,166
4,563	Franklin BSP Realty Trust, Inc.	58,087
13,634	PennyMac Mortgage Investment Trust	185,422
		302,675
	Multi-Utilities — 0.2%
4,850	Public Service Enterprise Group, Inc.	405,169
	Office REITs — 0.2%
3,768	COPT Defense Properties	110,930
4,464	SL Green Realty Corp.	300,829
		411,759
	Oil, Gas & Consumable Fuels — 1.9%
6,699	Antero Midstream Corp.	107,452
10,593	Calumet, Inc. (a)	187,602
1,093	Core Natural Resources, Inc.	98,741
4,066	DT Midstream, Inc.	410,991
5,142	Kinetik Holdings, Inc.	331,299
7,029	Permian Resources Corp.	102,975
2,983	Sitio Royalties Corp., Class A	60,078
5,739	Targa Resources Corp.	1,129,435
741	Texas Pacific Land Corp.	961,203
6,180	Viper Energy, Inc.	289,842
15,144	Williams (The) Cos., Inc.	839,432
		4,519,050
	Paper & Forest Products — 0.1%
2,172	Sylvamo Corp.	173,977
	Passenger Airlines — 0.3%
28,997	American Airlines Group, Inc. (a)	490,629
2,912	SkyWest, Inc. (a)	352,119
		842,748
	Personal Care Products — 0.4%
6,708	BellRing Brands, Inc. (a)	518,864
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products (Continued)
1,610	elf Beauty, Inc. (a)	$160,855
1,538	Interparfums, Inc.	216,889
		896,608
	Pharmaceuticals — 1.0%
21,673	Amneal Pharmaceuticals, Inc. (a)	179,019
1,541	Amphastar Pharmaceuticals, Inc. (a)	53,735
2,110	ANI Pharmaceuticals, Inc. (a)	123,730
2,389	Axsome Therapeutics, Inc. (a)	254,333
1,998	Collegium Pharmaceutical, Inc. (a)	64,176
10,030	Corcept Therapeutics, Inc. (a)	671,207
259	Eli Lilly & Co.	210,070
4,988	Harmony Biosciences Holdings, Inc. (a)	193,385
3,631	Intra-Cellular Therapies, Inc. (a)	461,427
1,089	Ligand Pharmaceuticals, Inc. (a)	126,923
13,657	Ocular Therapeutix, Inc. (a)	105,159
		2,443,164
	Professional Services — 2.2%
2,045	Automatic Data Processing, Inc.	619,655
1,550	Booz Allen Hamilton Holding Corp.	199,950
1,812	Broadridge Financial Solutions, Inc.	431,655
500	CACI International, Inc., Class A (a)	193,130
2,850	CBIZ, Inc. (a)	244,558
1,246	CRA International, Inc.	228,741
5,567	Dayforce, Inc. (a)	393,810
11,388	ExlService Holdings, Inc. (a)	572,361
529	FTI Consulting, Inc. (a)	103,340
1,877	Huron Consulting Group, Inc. (a)	237,966
15,531	Legalzoom.com, Inc. (a)	139,624
4,383	Parsons Corp. (a)	347,440
2,923	Paychex, Inc.	431,639
1,973	Paycom Software, Inc.	409,516
2,534	Paylocity Holding Corp. (a)	520,788
724	Verisk Analytics, Inc.	208,107
		5,282,280
	Residential REITs — 0.1%
12,831	Apartment Investment and Management Co., Class A	115,992
5,094	Independence Realty Trust, Inc.	97,856
1,371	NexPoint Residential Trust, Inc.	54,127
3,031	UMH Properties, Inc.	54,528
		322,503
	Retail REITs — 0.7%
2,870	Agree Realty Corp.	208,276
Shares	Description	Value

	Retail REITs (Continued)
7,261	Brixmor Property Group, Inc.	$189,221
1,900	Getty Realty Corp.	58,919
4,005	Kite Realty Group Trust	92,716
8,617	Macerich (The) Co.	179,061
2,699	Phillips Edison & Co., Inc.	98,055
4,101	Regency Centers Corp.	294,616
1,158	Simon Property Group, Inc.	201,330
15,256	SITE Centers Corp.	228,535
3,418	Tanger, Inc.	112,179
5,424	Urban Edge Properties	110,324
		1,773,232
	Semiconductors & Semiconductor Equipment — 1.9%
2,359	Ambarella, Inc. (a)	180,983
4,419	Broadcom, Inc.	977,792
1,015	Cirrus Logic, Inc. (a)	101,947
7,520	Credo Technology Group Holding Ltd. (a)	526,550
2,298	FormFactor, Inc. (a)	92,035
2,335	MACOM Technology Solutions Holdings, Inc. (a)	308,804
7,421	Marvell Technology, Inc.	837,534
2,371	Micron Technology, Inc.	216,330
6,103	NVIDIA Corp.	732,787
1,912	Rambus, Inc. (a)	117,818
3,771	Semtech Corp. (a)	252,506
1,087	SiTime Corp. (a)	221,965
		4,567,051
	Software — 10.7%
9,736	ACI Worldwide, Inc. (a)	521,363
1,303	Agilysys, Inc. (a)	117,557
1,918	Alarm.com Holdings, Inc. (a)	116,365
6,360	Alkami Technology, Inc. (a)	221,264
1,229	Appfolio, Inc., Class A (a)	287,475
1,735	Appian Corp., Class A (a)	60,881
3,164	AppLovin Corp., Class A (a)	1,169,383
11,508	Asana, Inc., Class A (a)	245,581
810	Aspen Technology, Inc. (a)	213,475
32,089	Aurora Innovation, Inc. (a)	218,205
2,024	Autodesk, Inc. (a)	630,152
17,661	AvePoint, Inc. (a)	331,674
1,367	Blackbaud, Inc. (a)	105,464
1,919	BlackLine, Inc. (a)	122,528
6,398	Box, Inc., Class A (a)	213,629
4,098	Braze, Inc., Class A (a)	188,426
4,985	C3.ai, Inc., Class A (a) (b)	156,280
664	Cadence Design Systems, Inc. (a)	197,620
17,234	CCC Intelligent Solutions Holdings, Inc. (a)	191,470
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
36,993	Cipher Mining, Inc. (a)	$211,970
10,976	Cleanspark, Inc. (a) (b)	114,589
6,443	Clear Secure, Inc., Class A	152,506
6,237	Clearwater Analytics Holdings, Inc., Class A (a)	175,634
2,679	Commvault Systems, Inc. (a)	426,657
10,846	Confluent, Inc., Class A (a)	321,909
1,749	Crowdstrike Holdings, Inc., Class A (a)	696,224
4,189	Datadog, Inc., Class A (a)	597,812
5,619	DocuSign, Inc. (a)	543,526
6,071	DoubleVerify Holdings, Inc. (a)	125,123
13,460	Dropbox, Inc., Class A (a)	432,739
3,720	Dynatrace, Inc. (a)	214,830
2,040	Elastic N.V. (a)	229,663
411	Fair Isaac Corp. (a)	770,033
2,870	Five9, Inc. (a)	117,641
8,675	Fortinet, Inc. (a)	875,134
10,616	Freshworks, Inc., Class A (a)	197,458
14,967	Gen Digital, Inc.	402,762
3,588	Gitlab, Inc., Class A (a)	261,063
1,199	Guidewire Software, Inc. (a)	253,313
1,177	HubSpot, Inc. (a)	917,507
3,639	Intapp, Inc. (a)	259,424
1,506	InterDigital, Inc.	275,568
7,070	Klaviyo, Inc., Class A (a)	325,291
5,652	LiveRamp Holdings, Inc. (a)	192,168
1,516	Manhattan Associates, Inc. (a)	316,222
6,028	MARA Holdings, Inc. (a)	110,553
2,771	MeridianLink, Inc. (a)	53,342
2,830	MicroStrategy, Inc., Class A (a)	947,456
6,020	nCino, Inc. (a)	204,740
3,304	Nutanix, Inc., Class A (a)	227,200
2,460	Oracle Corp.	418,348
3,133	PagerDuty, Inc. (a)	58,023
13,545	Palantir Technologies, Inc., Class A (a)	1,117,327
2,252	Palo Alto Networks, Inc. (a)	415,314
5,423	Pegasystems, Inc.	587,257
4,047	Procore Technologies, Inc. (a)	321,979
1,790	Progress Software Corp.	102,621
2,606	PROS Holdings, Inc. (a)	61,554
1,085	PTC, Inc. (a)	209,926
5,021	Q2 Holdings, Inc. (a)	477,849
721	Qualys, Inc. (a)	100,515
1,422	Rapid7, Inc. (a)	54,775
6,663	RingCentral, Inc., Class A (a)	232,006
2,451	Salesforce, Inc.	837,507
6,940	Samsara, Inc., Class A (a)	357,410
4,553	SentinelOne, Inc., Class A (a)	109,044
Shares	Description	Value

	Software (Continued)
773	ServiceNow, Inc. (a)	$787,208
12,046	SolarWinds Corp.	179,244
14,696	SoundHound AI, Inc., Class A (a) (b)	207,948
13,802	Sprinklr, Inc., Class A (a)	122,976
1,863	Sprout Social, Inc., Class A (a)	60,864
51,516	Terawulf, Inc. (a) (b)	245,731
711	Tyler Technologies, Inc. (a)	427,766
7,953	UiPath, Inc., Class A (a)	113,092
4,498	Unity Software, Inc. (a)	99,856
4,249	Verint Systems, Inc. (a)	107,840
5,466	Vertex, Inc., Class A (a)	315,661
1,588	Workday, Inc., Class A (a)	416,151
3,692	Workiva, Inc. (a)	362,628
16,856	Zeta Global Holdings Corp., Class A (a)	309,308
1,105	Zscaler, Inc. (a)	223,862
		25,700,439
	Specialized REITs — 0.7%
2,311	Digital Realty Trust, Inc.	378,681
434	Equinix, Inc.	396,528
2,108	Four Corners Property Trust, Inc.	57,822
5,694	Iron Mountain, Inc.	578,340
9,443	Outfront Media, Inc.	173,751
3,096	Safehold, Inc.	50,186
		1,635,308
	Specialty Retail — 3.7%
2,705	Abercrombie & Fitch Co., Class A (a)	322,923
187	AutoZone, Inc. (a)	626,489
1,998	Boot Barn Holdings, Inc. (a)	321,378
3,594	Burlington Stores, Inc. (a)	1,020,445
5,038	Carvana Co. (a)	1,246,804
8,707	Chewy, Inc., Class A (a)	339,399
1,767	Dick’s Sporting Goods, Inc.	424,168
12,901	GameStop Corp., Class A (a)	347,037
12,833	Gap (The), Inc.	308,890
504	O’Reilly Automotive, Inc. (a)	652,388
3,957	Ross Stores, Inc.	595,766
6,785	TJX (The) Cos., Inc.	846,700
3,760	Tractor Supply Co.	204,394
12,044	Warby Parker, Inc., Class A (a)	333,739
5,533	Williams-Sonoma, Inc.	1,169,510
145	Winmark Corp.	56,491
		8,816,521
	Technology Hardware, Storage & Peripherals — 1.2%
2,390	Apple, Inc.	564,040
5,193	Dell Technologies, Inc., Class C	537,995
6,981	IonQ, Inc. (a) (b)	275,679
3,530	NetApp, Inc.	431,013
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
9,743	Pure Storage, Inc., Class A (a)	$660,478
13,444	Super Micro Computer, Inc. (a)	383,423
		2,852,628
	Textiles, Apparel & Luxury Goods — 0.9%
923	Crocs, Inc. (a)	94,211
5,045	Deckers Outdoor Corp. (a)	894,781
4,734	Kontoor Brands, Inc.	434,818
2,188	Ralph Lauren Corp.	546,344
13,134	Wolverine World Wide, Inc.	293,282
		2,263,436
	Tobacco — 0.5%
11,446	Altria Group, Inc.	597,824
4,973	Philip Morris International, Inc.	647,485
		1,245,309
	Trading Companies & Distributors — 1.8%
1,688	Applied Industrial Technologies, Inc.	438,931
5,956	Core & Main, Inc., Class A (a)	336,157
4,989	Distribution Solutions Group, Inc. (a)	160,895
5,699	Fastenal Co.	417,395
3,509	FTAI Aviation Ltd.	352,760
2,609	GATX Corp.	431,711
2,382	H&E Equipment Services, Inc.	211,259
850	United Rentals, Inc.	644,351
778	W.W. Grainger, Inc.	826,757
864	Watsco, Inc.	413,502
		4,233,718
	Water Utilities — 0.0%
2,573	California Water Service Group	116,531
	Wireless Telecommunication Services — 0.4%
3,714	T-Mobile US, Inc.	865,251
	Total Common Stocks	239,027,234
	(Cost $185,688,184)
MONEY MARKET FUNDS — 0.2%
331,685	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (g)	331,685
	(Cost $331,685)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$976,028	Bank of America Corp., 4.34% (g), dated 01/31/25, due 02/03/25, with a maturity value of $976,381. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $995,549. (h)	$976,028
1,015,866	Mizuho Financial Group, Inc., 4.33% (g), dated 01/31/25, due 02/03/25, with a maturity value of $1,016,233. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,036,183. (h)	1,015,866
	Total Repurchase Agreements	1,991,894
	(Cost $1,991,894)

	Total Investments — 100.9%	241,350,813
	(Cost $188,011,763)
	Net Other Assets and Liabilities — (0.9)%	(2,113,796)
	Net Assets — 100.0%	$239,237,017

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,910,474 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,991,894.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of January 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 813,612	$ 813,612	$ —	$ —**
Other Industry Categories*	238,213,622	238,213,622	—	—
Money Market Funds	331,685	331,685	—	—
Repurchase Agreements	1,991,894	—	1,991,894	—
Total Investments	$241,350,813	$239,358,919	$1,991,894	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,910,474
Non-cash Collateral(2)	(1,910,474)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,991,894
Non-cash Collateral(4)	(1,991,894)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.6%
7,043	Huntington Ingalls Industries, Inc.	$1,389,302
	Air Freight & Logistics — 0.2%
7,649	GXO Logistics, Inc. (a)	347,647
	Automobile Components — 1.4%
52,334	BorgWarner, Inc.	1,669,455
17,568	Lear Corp.	1,652,973
		3,322,428
	Automobiles — 1.1%
55,218	Harley-Davidson, Inc.	1,494,199
10,430	Thor Industries, Inc.	1,072,621
		2,566,820
	Banks — 7.2%
10,635	Ameris Bancorp	698,188
17,568	Atlantic Union Bankshares Corp.	663,543
29,889	Bank OZK	1,518,062
6,252	BOK Financial Corp.	690,346
38,634	Cadence Bank	1,359,917
36,957	Columbia Banking System, Inc.	1,031,100
10,760	Comerica, Inc.	724,363
33,043	First Horizon Corp.	723,311
45,026	FNB Corp.	706,458
18,243	Hancock Whitney Corp.	1,089,837
7,075	Popular, Inc.	728,301
8,832	Prosperity Bancshares, Inc.	706,560
6,689	SouthState Corp.	706,292
2,948	UMB Financial Corp.	347,569
17,722	United Bankshares, Inc.	682,297
10,298	United Community Banks, Inc.	341,585
73,453	Valley National Bancorp	755,097
18,077	Webster Financial Corp.	1,088,958
7,966	Western Alliance Bancorp	699,972
5,336	Wintrust Financial Corp.	698,002
12,267	Zions Bancorp N.A.	709,769
		16,669,527
	Beverages — 0.7%
29,024	Molson Coors Beverage Co., Class B	1,589,064
	Biotechnology — 0.5%
34,709	Alkermes PLC (a)	1,094,375
	Broadline Retail — 1.2%
3,083	Dillard’s, Inc., Class A (b)	1,443,183
78,615	Macy’s, Inc.	1,224,822
		2,668,005
Shares	Description	Value

	Building Products — 0.6%
4,870	Fortune Brands Innovations, Inc.	$349,033
8,862	UFP Industries, Inc.	1,024,890
		1,373,923
	Capital Markets — 1.8%
7,197	Affiliated Managers Group, Inc.	1,352,604
49,197	Franklin Resources, Inc.	1,094,141
65,845	Golub Capital BDC, Inc.	1,035,742
19,035	Invesco Ltd.	366,043
4,034	SEI Investments Co.	349,264
		4,197,794
	Chemicals — 4.0%
18,625	Ashland, Inc.	1,182,501
24,430	Avient Corp.	1,048,047
14,574	Eastman Chemical Co.	1,452,299
34,226	FMC Corp.	1,909,126
9,862	H.B. Fuller Co.	622,588
18,455	Huntsman Corp.	310,598
67,685	Mosaic (The) Co.	1,887,735
29,533	Olin Corp.	865,022
		9,277,916
	Construction & Engineering — 0.3%
3,439	Arcosa, Inc.	348,371
1,085	Valmont Industries, Inc.	359,959
		708,330
	Consumer Finance — 0.8%
19,149	OneMain Holdings, Inc.	1,063,536
24,129	SLM Corp.	673,440
		1,736,976
	Consumer Staples Distribution & Retail — 0.2%
3,724	BJ’s Wholesale Club Holdings, Inc. (a)	368,862
	Containers & Packaging — 1.0%
19,672	Sealed Air Corp.	685,176
12,786	Silgan Holdings, Inc.	703,486
20,435	Sonoco Products Co.	973,523
		2,362,185
	Distributors — 0.6%
36,217	LKQ Corp.	1,354,154
	Diversified Consumer Services — 0.8%
240,767	ADT, Inc.	1,849,091
	Diversified REITs — 0.4%
18,323	WP Carey, Inc.	1,024,439
	Electric Utilities — 3.5%
21,624	Evergy, Inc.	1,387,612
6,090	IDACORP, Inc.	669,535
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
24,199	OGE Energy Corp.	$1,021,924
18,025	Otter Tail Corp.	1,388,646
15,701	Pinnacle West Capital Corp.	1,365,359
30,513	Portland General Electric Co.	1,255,305
20,301	TXNM Energy, Inc.	981,553
		8,069,934
	Electrical Equipment — 1.5%
19,937	Atkore, Inc.	1,623,669
14,400	EnerSys	1,397,808
2,144	Regal Rexnord Corp.	340,317
		3,361,794
	Electronic Equipment, Instruments & Components — 3.0%
11,766	Arrow Electronics, Inc. (a)	1,371,327
19,079	Avnet, Inc.	985,621
2,188	Insight Enterprises, Inc. (a)	377,977
4,625	Jabil, Inc.	751,146
1,412	Littelfuse, Inc.	336,564
8,794	Sanmina Corp. (a)	736,322
11,349	TD SYNNEX Corp.	1,617,346
18,248	Vontier Corp.	703,461
		6,879,764
	Energy Equipment & Services — 2.5%
51,958	Helmerich & Payne, Inc.	1,641,353
83,645	Liberty Energy, Inc.	1,531,540
113,952	NOV, Inc.	1,646,606
80,567	Patterson-UTI Energy, Inc.	650,176
88,731	Transocean Ltd. (a)	347,826
		5,817,501
	Financial Services — 4.1%
30,560	Essent Group Ltd.	1,780,120
3,822	Jackson Financial, Inc., Class A	360,185
70,169	MGIC Investment Corp.	1,792,116
10,397	Mr. Cooper Group, Inc. (a)	1,079,313
52,450	Radian Group, Inc.	1,784,349
9,669	Voya Financial, Inc.	686,403
6,846	Walker & Dunlop, Inc.	657,695
125,562	Western Union (The) Co.	1,295,800
		9,435,981
	Food Products — 2.0%
39,506	Darling Ingredients, Inc. (a)	1,479,895
32,211	Flowers Foods, Inc.	629,725
7,257	Ingredion, Inc.	990,145
6,043	J.M. Smucker (The) Co.	645,936
8,721	Post Holdings, Inc. (a)	925,822
		4,671,523
Shares	Description	Value

	Gas Utilities — 3.3%
92,325	MDU Resources Group, Inc.	$1,645,231
5,484	National Fuel Gas Co.	384,044
14,265	New Jersey Resources Corp.	684,007
19,219	ONE Gas, Inc.	1,357,630
14,117	Southwest Gas Holdings, Inc.	1,054,258
19,622	Spire, Inc.	1,392,377
35,360	UGI Corp.	1,086,613
		7,604,160
	Ground Transportation — 1.3%
12,547	Knight-Swift Transportation Holdings, Inc.	716,308
1,936	Landstar System, Inc.	318,782
8,485	Ryder System, Inc.	1,352,594
10,390	U-Haul Holding Co.	672,648
		3,060,332
	Health Care Equipment & Supplies — 0.9%
27,409	Neogen Corp. (a)	314,107
20,148	Solventum Corp. (a)	1,492,161
1,870	Teleflex, Inc.	337,049
		2,143,317
	Health Care Providers & Services — 2.2%
33,567	Acadia Healthcare Co., Inc. (a)	1,514,207
14,342	Option Care Health, Inc. (a)	443,455
70,608	Select Medical Holdings Corp.	1,388,859
9,273	Universal Health Services, Inc., Class B	1,748,517
		5,095,038
	Hotel & Resort REITs — 0.6%
75,968	Host Hotels & Resorts, Inc.	1,269,425
	Hotels, Restaurants & Leisure — 1.1%
13,761	Boyd Gaming Corp.	1,054,781
19,913	Caesars Entertainment, Inc. (a)	717,864
19,205	MGM Resorts International (a)	662,188
		2,434,833
	Household Durables — 4.9%
3,777	Champion Homes, Inc. (a)	348,730
25,315	KB Home	1,698,637
12,514	M/I Homes, Inc. (a)	1,574,261
21,631	Meritage Homes Corp.	1,684,406
13,966	Mohawk Industries, Inc. (a)	1,708,042
27,180	Taylor Morrison Home Corp. (a)	1,752,023
45,883	Tri Pointe Homes, Inc. (a)	1,691,247
8,719	Whirlpool Corp.	915,582
		11,372,928
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.3%
24,656	Reynolds Consumer Products, Inc.	$680,752
	Insurance — 5.0%
2,430	American Financial Group, Inc.	331,841
1,560	Assurant, Inc.	335,696
18,483	Assured Guaranty Ltd.	1,748,492
11,264	Axis Capital Holdings Ltd.	1,025,249
26,827	CNO Financial Group, Inc.	1,071,470
8,951	Globe Life, Inc.	1,092,827
2,151	Hanover Insurance Group (The), Inc.	329,297
10,016	Kemper Corp.	672,875
20,986	Lincoln National Corp.	737,868
36,777	Old Republic International Corp.	1,345,303
6,686	RenaissanceRe Holdings Ltd.	1,555,030
18,225	Unum Group	1,389,656
		11,635,604
	Interactive Media & Services — 0.4%
23,140	IAC, Inc. (a)	979,516
	IT Services — 1.1%
7,985	ASGN, Inc. (a)	704,357
66,615	DXC Technology Co. (a)	1,446,878
1,423	EPAM Systems, Inc. (a)	361,385
		2,512,620
	Leisure Products — 1.4%
15,433	Brunswick Corp.	1,040,802
75,068	Mattel, Inc. (a)	1,399,267
17,324	Polaris, Inc.	826,355
		3,266,424
	Life Sciences Tools & Services — 0.1%
1,803	Charles River Laboratories International, Inc. (a)	297,062
	Machinery — 3.7%
3,560	AGCO Corp.	371,771
3,414	Franklin Electric Co., Inc.	341,366
4,914	Middleby (The) Corp. (a)	840,982
12,578	Mueller Industries, Inc.	990,517
17,500	Oshkosh Corp.	2,037,000
35,995	Terex Corp.	1,730,999
18,649	Timken (The) Co.	1,496,955
4,154	Toro (The) Co.	345,904
1,637	Watts Water Technologies, Inc., Class A	338,499
		8,493,993
	Marine Transportation — 0.8%
12,338	Matson, Inc.	1,750,145
Shares	Description	Value

	Media — 0.6%
8,426	Nexstar Media Group, Inc.	$1,291,032
	Metals & Mining — 2.5%
8,314	Alpha Metallurgical Resources, Inc. (a)	1,522,875
106,194	Cleveland-Cliffs, Inc. (a)	1,087,427
33,543	Commercial Metals Co.	1,626,500
30,673	Warrior Met Coal, Inc.	1,618,614
		5,855,416
	Mortgage REITs — 0.8%
122,896	Rithm Capital Corp.	1,414,533
17,559	Starwood Property Trust, Inc.	339,767
		1,754,300
	Multi-Utilities — 0.6%
22,743	Black Hills Corp.	1,335,696
	Office REITs — 0.8%
21,719	Cousins Properties, Inc.	663,081
32,904	Kilroy Realty Corp.	1,283,914
		1,946,995
	Oil, Gas & Consumable Fuels — 9.3%
72,053	APA Corp.	1,580,122
32,062	California Resources Corp.	1,577,451
14,230	Chord Energy Corp.	1,600,164
36,270	Civitas Resources, Inc.	1,841,065
45,370	CNX Resources Corp. (a)	1,242,231
47,466	HF Sinclair Corp.	1,712,573
56,927	Magnolia Oil & Gas Corp., Class A	1,349,170
29,572	Matador Resources Co.	1,715,176
54,980	Murphy Oil Corp.	1,464,117
22,007	New Fortress Energy, Inc.	330,105
44,771	Northern Oil & Gas, Inc.	1,609,518
41,079	Ovintiv, Inc.	1,734,355
37,597	PBF Energy, Inc., Class A	1,100,088
27,744	Range Resources Corp.	1,027,638
42,923	SM Energy Co.	1,629,357
		21,513,130
	Paper & Forest Products — 0.3%
6,426	Louisiana-Pacific Corp.	751,649
	Passenger Airlines — 0.3%
10,278	Alaska Air Group, Inc. (a)	752,864
	Personal Care Products — 0.3%
95,615	Coty, Inc., Class A (a)	700,858
	Pharmaceuticals — 1.3%
10,807	Jazz Pharmaceuticals PLC (a)	1,344,067
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
89,206	Organon & Co.	$1,388,045
12,942	Perrigo Co. PLC	322,385
		3,054,497
	Professional Services — 3.0%
48,084	Alight, Inc., Class A	329,375
38,449	Concentrix Corp. (b)	2,010,114
26,705	Dun & Bradstreet Holdings, Inc.	328,472
23,241	Genpact Ltd.	1,131,604
14,799	Korn Ferry	1,046,733
13,372	Maximus, Inc.	1,006,778
4,723	Robert Half, Inc.	306,003
2,977	Science Applications International Corp.	322,350
3,665	TriNet Group, Inc.	342,274
		6,823,703
	Real Estate Management & Development — 0.3%
4,326	Howard Hughes Holdings, Inc. (a)	330,377
1,314	Jones Lang LaSalle, Inc. (a)	371,599
		701,976
	Semiconductors & Semiconductor Equipment — 0.7%
51,808	Amkor Technology, Inc.	1,274,995
5,396	Diodes, Inc. (a)	318,256
		1,593,251
	Specialized REITs — 0.3%
25,943	Rayonier, Inc.	678,150
	Specialty Retail — 6.2%
23,136	Academy Sports & Outdoors, Inc.	1,210,244
21,109	Advance Auto Parts, Inc.	1,023,787
79,842	American Eagle Outfitters, Inc.	1,288,650
4,107	Asbury Automotive Group, Inc. (a)	1,218,465
5,877	AutoNation, Inc. (a)	1,108,108
34,329	Bath & Body Works, Inc.	1,291,114
3,170	Five Below, Inc. (a)	297,283
3,157	Group 1 Automotive, Inc.	1,441,139
3,724	Lithia Motors, Inc.	1,400,596
663	Murphy USA, Inc.	333,429
6,548	Penske Automotive Group, Inc.	1,084,545
20,614	Signet Jewelers Ltd.	1,220,967
18,189	Urban Outfitters, Inc. (a)	1,008,034
9,197	Valvoline, Inc. (a)	341,301
		14,267,662
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 1.1%
3,965	Columbia Sportswear Co.	$350,109
15,733	PVH Corp.	1,409,677
9,897	Skechers USA, Inc., Class A (a)	745,640
		2,505,426
	Trading Companies & Distributors — 4.1%
34,509	Air Lease Corp.	1,594,316
6,551	Beacon Roofing Supply, Inc. (a)	775,245
11,198	Boise Cascade Co.	1,412,740
11,767	GMS, Inc. (a)	992,429
5,272	Herc Holdings, Inc.	1,075,277
13,365	MSC Industrial Direct Co., Inc., Class A	1,074,679
24,292	Rush Enterprises, Inc., Class A	1,475,739
5,516	WESCO International, Inc.	1,020,460
		9,420,885
	Water Utilities — 0.3%
18,323	Essential Utilities, Inc.	650,100
	Total Common Stocks	230,331,074
	(Cost $217,868,404)
MONEY MARKET FUNDS — 0.1%
220,112	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (c)	220,112
	(Cost $220,112)

See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.3%
$1,489,218	Bank of America Corp., 4.34% (c), dated 01/31/25, due 02/03/25, with a maturity value of $1,489,757. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $1,519,002. (d)	$1,489,218
1,550,002	Mizuho Financial Group, Inc., 4.33% (c), dated 01/31/25, due 02/03/25, with a maturity value of $1,550,561. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,581,002. (d)	1,550,002
	Total Repurchase Agreements	3,039,220
	(Cost $3,039,220)

	Total Investments — 101.3%	233,590,406
	(Cost $221,127,736)
	Net Other Assets and Liabilities — (1.3)%	(3,101,611)
	Net Assets — 100.0%	$230,488,795

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,915,708 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,039,220.

(c)	Rate shown reflects yield as of January 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 230,331,074	$ 230,331,074	$ —	$ —
Money Market Funds	220,112	220,112	—	—
Repurchase Agreements	3,039,220	—	3,039,220	—
Total Investments	$233,590,406	$230,551,186	$3,039,220	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,915,708
Non-cash Collateral(2)	(2,915,708)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,039,220
Non-cash Collateral(4)	(3,039,220)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 3.5%
3,846	AeroVironment, Inc. (a)	$692,857
21,269	BWX Technologies, Inc.	2,401,908
8,342	Curtiss-Wright Corp.	2,894,173
18,891	Hexcel Corp.	1,231,693
91,645	Leonardo DRS, Inc. (a)	3,221,322
12,033	Moog, Inc., Class A	2,185,915
10,677	Woodward, Inc.	1,977,914
		14,605,782
	Automobile Components — 0.5%
20,613	Gentex Corp.	534,289
15,324	Modine Manufacturing Co. (a)	1,554,620
		2,088,909
	Banks — 5.5%
42,393	Axos Financial, Inc. (a)	2,964,543
28,513	Commerce Bancshares, Inc.	1,904,668
22,059	Cullen/Frost Bankers, Inc.	3,075,025
30,921	East West Bancorp, Inc.	3,183,935
49,285	First Financial Bankshares, Inc.	1,836,359
62,782	Home BancShares, Inc.	1,895,389
28,128	International Bancshares Corp.	1,853,354
136,425	Old National Bancorp	3,253,736
34,941	ServisFirst Bancshares, Inc.	3,168,100
		23,135,109
	Beverages — 0.6%
1,881	Coca-Cola Consolidated, Inc.	2,572,493
	Biotechnology — 3.5%
37,118	Apellis Pharmaceuticals, Inc. (a)	1,076,793
43,167	Bridgebio Pharma, Inc. (a)	1,476,743
11,584	Crinetics Pharmaceuticals, Inc. (a)	466,835
88,922	Exelixis, Inc. (a)	2,947,764
24,776	Halozyme Therapeutics, Inc. (a)	1,403,313
8,579	Insmed, Inc. (a)	656,980
3,782	Krystal Biotech, Inc. (a)	604,137
18,705	Natera, Inc. (a)	3,309,289
13,537	Revolution Medicines, Inc. (a)	581,414
100,122	Roivant Sciences Ltd. (a)	1,114,358
9,739	Sarepta Therapeutics, Inc. (a)	1,107,519
		14,745,145
	Broadline Retail — 0.9%
11,198	Etsy, Inc. (a)	614,882
26,987	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,009,321
		3,624,203
	Building Products — 2.1%
20,128	AAON, Inc.	2,342,497
4,530	Allegion PLC	601,267
16,764	Armstrong World Industries, Inc.	2,531,532
Shares	Description	Value

	Building Products (Continued)
37,426	AZEK (The) Co., Inc. (a)	$1,917,334
5,034	CSW Industrials, Inc.	1,660,263
		9,052,893
	Capital Markets — 5.5%
76,385	Blue Owl Capital, Inc.	1,986,774
6,413	Cohen & Steers, Inc.	568,384
8,000	Hamilton Lane, Inc., Class A	1,273,440
17,054	Houlihan Lokey, Inc.	3,099,053
16,763	Interactive Brokers Group, Inc., Class A	3,644,947
40,455	Main Street Capital Corp. (b)	2,506,592
5,277	Morningstar, Inc.	1,734,233
9,874	Piper Sandler Cos.	3,131,440
47,120	TPG, Inc.	3,168,820
18,095	Tradeweb Markets, Inc., Class A	2,296,256
		23,409,939
	Chemicals — 0.8%
34,612	Axalta Coating Systems Ltd. (a)	1,243,955
6,487	Cabot Corp.	560,931
23,289	Element Solutions, Inc.	601,089
1,120	NewMarket Corp.	557,783
8,926	Scotts Miracle-Gro (The) Co.	633,389
		3,597,147
	Commercial Services & Supplies — 1.2%
6,385	Brink’s (The) Co.	595,912
16,792	Casella Waste Systems, Inc., Class A (a)	1,805,812
7,719	Clean Harbors, Inc. (a)	1,798,527
29,729	Tetra Tech, Inc.	1,094,027
		5,294,278
	Communications Equipment — 0.7%
9,419	F5, Inc. (a)	2,799,892
	Construction & Engineering — 1.5%
32,927	API Group Corp. (a)	1,256,165
6,984	Comfort Systems USA, Inc.	3,050,262
10,207	Dycom Industries, Inc. (a)	1,930,756
		6,237,183
	Construction Materials — 1.0%
4,800	Eagle Materials, Inc.	1,232,352
29,132	Knife River Corp. (a)	3,017,493
		4,249,845
	Consumer Finance — 1.0%
11,431	FirstCash Holdings, Inc.	1,247,693
192,283	SoFi Technologies, Inc. (a)	3,034,226
		4,281,919
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.7%
71,491	Maplebear, Inc. (a)	$3,451,585
23,303	Sprouts Farmers Market, Inc. (a)	3,689,797
		7,141,382
	Containers & Packaging — 0.6%
7,537	AptarGroup, Inc.	1,184,440
43,610	Graphic Packaging Holding Co.	1,196,222
		2,380,662
	Diversified Consumer Services — 2.1%
10,686	Bright Horizons Family Solutions, Inc. (a)	1,310,104
9,131	Duolingo, Inc. (a)	3,323,593
14,465	Grand Canyon Education, Inc. (a)	2,540,632
22,261	Service Corp. International	1,739,029
		8,913,358
	Diversified REITs — 0.3%
37,868	Essential Properties Realty Trust, Inc.	1,215,563
	Electrical Equipment — 0.6%
8,108	Acuity Brands, Inc.	2,695,018
	Electronic Equipment, Instruments & Components — 2.4%
8,377	Badger Meter, Inc.	1,791,924
15,779	Belden, Inc.	1,837,780
25,007	Coherent Corp. (a)	2,262,884
21,816	Itron, Inc. (a)	2,342,166
25,141	Trimble, Inc. (a)	1,884,569
		10,119,323
	Energy Equipment & Services — 0.7%
30,441	Cactus, Inc., Class A	1,817,632
10,823	Tidewater, Inc. (a)	596,455
13,387	Valaris Ltd. (a)	641,773
		3,055,860
	Entertainment — 1.5%
10,497	Madison Square Garden Sports Corp. (a)	2,307,976
20,835	TKO Group Holdings, Inc. (a)	3,233,800
19,104	Warner Music Group Corp., Class A	607,507
		6,149,283
	Financial Services — 3.0%
48,621	Affirm Holdings, Inc. (a)	2,969,285
17,278	Euronet Worldwide, Inc. (a)	1,701,883
6,759	Jack Henry & Associates, Inc.	1,176,674
Shares	Description	Value

	Financial Services (Continued)
28,531	Shift4 Payments, Inc., Class A (a)	$3,419,440
81,236	Toast, Inc., Class A (a)	3,324,177
		12,591,459
	Food Products — 0.9%
15,994	Freshpet, Inc. (a)	2,558,240
8,864	Lamb Weston Holdings, Inc.	531,308
3,419	Lancaster Colony Corp.	576,922
		3,666,470
	Ground Transportation — 0.7%
137,726	Lyft, Inc., Class A (a)	1,864,810
2,599	Saia, Inc. (a)	1,247,806
		3,112,616
	Health Care Equipment & Supplies — 5.0%
11,846	Glaukos Corp. (a)	1,853,188
35,801	Globus Medical, Inc., Class A (a)	3,319,469
7,586	Haemonetics Corp. (a)	523,813
6,390	Inspire Medical Systems, Inc. (a)	1,236,465
9,076	Insulet Corp. (a)	2,526,577
17,877	Integer Holdings Corp. (a)	2,542,467
19,863	Lantheus Holdings, Inc. (a)	1,837,526
14,329	Masimo Corp. (a)	2,496,542
18,371	Merit Medical Systems, Inc. (a)	2,000,234
9,977	Penumbra, Inc. (a)	2,663,560
		20,999,841
	Health Care Providers & Services — 5.3%
21,292	CorVel Corp. (a)	2,466,678
15,838	DaVita, Inc. (a)	2,790,656
19,236	Encompass Health Corp.	1,909,558
13,374	Ensign Group (The), Inc.	1,867,813
77,540	Guardant Health, Inc. (a)	3,642,829
24,690	HealthEquity, Inc. (a)	2,726,270
122,464	Hims & Hers Health, Inc. (a)	4,565,458
33,918	RadNet, Inc. (a)	2,220,611
		22,189,873
	Health Care REITs — 0.3%
15,644	Omega Healthcare Investors, Inc.	579,766
34,194	Sabra Health Care REIT, Inc.	571,382
		1,151,148
	Hotel & Resort REITs — 0.3%
11,355	Ryman Hospitality Properties, Inc.	1,190,458
	Hotels, Restaurants & Leisure — 5.7%
15,754	Cava Group, Inc. (a)	2,127,578
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
12,513	Choice Hotels International, Inc. (b)	$1,843,540
8,872	Churchill Downs, Inc.	1,096,402
45,224	Dutch Bros, Inc., Class A (a)	2,827,404
7,543	Hyatt Hotels Corp., Class A	1,193,529
107,094	Life Time Group Holdings, Inc. (a)	3,104,655
13,711	Light & Wonder, Inc. (a)	1,205,334
115,086	Norwegian Cruise Line Holdings Ltd. (a)	3,262,688
23,962	Planet Fitness, Inc., Class A (a)	2,591,730
24,580	Six Flags Entertainment Corp.	1,083,732
13,127	Texas Roadhouse, Inc.	2,377,300
13,744	Wynn Resorts Ltd.	1,193,666
		23,907,558
	Independent Power and Renewable Electricity Producers — 0.6%
11,760	Talen Energy Corp. (a)	2,607,545
	Insurance — 2.8%
5,093	Kinsale Capital Group, Inc.	2,250,800
8,726	Primerica, Inc.	2,532,024
28,742	RLI Corp.	2,108,226
27,692	Ryan Specialty Holdings, Inc.	1,843,733
1,521	White Mountains Insurance Group Ltd.	2,939,272
		11,674,055
	Interactive Media & Services — 0.3%
36,210	Match Group, Inc.	1,292,697
	IT Services — 0.8%
85,583	Kyndryl Holdings, Inc. (a)	3,248,731
	Leisure Products — 0.4%
24,996	Acushnet Holdings Corp.	1,632,739
	Life Sciences Tools & Services — 0.1%
1,784	Medpace Holdings, Inc. (a)	622,884
	Machinery — 5.3%
27,403	Allison Transmission Holdings, Inc.	3,220,949
15,515	Chart Industries, Inc. (a)	3,282,819
7,805	Crane Co.	1,329,347
8,794	Donaldson Co., Inc.	626,045
19,754	Esab Corp.	2,446,335
19,228	Federal Signal Corp.	1,890,305
51,481	Flowserve Corp.	3,223,740
8,290	ITT, Inc.	1,251,956
5,147	Kadant, Inc.	1,919,316
Shares	Description	Value

	Machinery (Continued)
3,161	Lincoln Electric Holdings, Inc.	$628,343
1,981	RBC Bearings, Inc. (a)	690,874
12,209	SPX Technologies, Inc. (a)	1,813,281
		22,323,310
	Marine Transportation — 0.3%
11,195	Kirby Corp. (a)	1,221,934
	Media — 0.1%
11,379	New York Times (The) Co., Class A	617,880
	Metals & Mining — 0.9%
10,762	ATI, Inc. (a)	614,402
17,445	Carpenter Technology Corp.	3,367,932
		3,982,334
	Office REITs — 0.4%
26,161	SL Green Realty Corp.	1,762,990
	Oil, Gas & Consumable Fuels — 1.3%
39,243	Antero Midstream Corp.	629,458
23,823	DT Midstream, Inc.	2,408,029
41,185	Permian Resources Corp.	603,360
36,207	Viper Energy, Inc.	1,698,108
		5,338,955
	Passenger Airlines — 0.7%
169,888	American Airlines Group, Inc. (a)	2,874,505
	Personal Care Products — 1.2%
39,304	BellRing Brands, Inc. (a)	3,040,165
9,432	elf Beauty, Inc. (a)	942,351
9,006	Interparfums, Inc.	1,270,026
		5,252,542
	Pharmaceuticals — 1.9%
13,999	Axsome Therapeutics, Inc. (a)	1,490,333
58,767	Corcept Therapeutics, Inc. (a)	3,932,688
21,274	Intra-Cellular Therapies, Inc. (a)	2,703,500
		8,126,521
	Professional Services — 3.5%
2,930	CACI International, Inc., Class A (a)	1,131,742
32,611	Dayforce, Inc. (a)	2,306,902
66,721	ExlService Holdings, Inc. (a)	3,353,397
3,099	FTI Consulting, Inc. (a)	605,390
25,681	Parsons Corp. (a)	2,035,733
11,560	Paycom Software, Inc.	2,399,393
14,842	Paylocity Holding Corp. (a)	3,050,328
		14,882,885
	Residential REITs — 0.1%
29,847	Independence Realty Trust, Inc.	573,361
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs — 1.2%
16,812	Agree Realty Corp.	$1,220,047
42,542	Brixmor Property Group, Inc.	1,108,644
23,466	Kite Realty Group Trust	543,238
15,809	Phillips Edison & Co., Inc.	574,341
24,030	Regency Centers Corp.	1,726,315
		5,172,585
	Semiconductors & Semiconductor Equipment — 1.6%
5,944	Cirrus Logic, Inc. (a)	597,015
44,061	Credo Technology Group Holding Ltd. (a)	3,085,151
13,462	FormFactor, Inc. (a)	539,153
13,678	MACOM Technology Solutions Holdings, Inc. (a)	1,808,916
11,204	Rambus, Inc. (a)	690,391
		6,720,626
	Software — 11.0%
57,041	ACI Worldwide, Inc. (a)	3,054,545
7,201	Appfolio, Inc., Class A (a)	1,684,386
4,742	Aspen Technology, Inc. (a)	1,249,754
188,008	Aurora Innovation, Inc. (a)	1,278,454
8,011	Blackbaud, Inc. (a)	618,049
37,484	Box, Inc., Class A (a)	1,251,591
100,978	CCC Intelligent Solutions Holdings, Inc. (a)	1,121,866
64,303	Cleanspark, Inc. (a) (b)	671,323
15,698	Commvault Systems, Inc. (a)	2,500,063
63,541	Confluent, Inc., Class A (a)	1,885,897
32,922	DocuSign, Inc. (a)	3,184,545
78,861	Dropbox, Inc., Class A (a)	2,535,381
21,793	Dynatrace, Inc. (a)	1,258,546
11,957	Elastic N.V. (a)	1,346,119
21,018	Gitlab, Inc., Class A (a)	1,529,270
7,025	Guidewire Software, Inc. (a)	1,484,172
35,314	MARA Holdings, Inc. (a) (b)	647,659
35,274	nCino, Inc. (a)	1,199,669
19,362	Nutanix, Inc., Class A (a)	1,331,428
31,774	Pegasystems, Inc.	3,440,806
23,711	Procore Technologies, Inc. (a)	1,886,447
29,419	Q2 Holdings, Inc. (a)	2,799,806
4,222	Qualys, Inc. (a)	588,589
40,668	Samsara, Inc., Class A (a)	2,094,402
26,678	SentinelOne, Inc., Class A (a)	638,938
46,596	UiPath, Inc., Class A (a)	662,595
26,359	Unity Software, Inc. (a)	585,170
21,632	Workiva, Inc. (a)	2,124,695
98,762	Zeta Global Holdings Corp., Class A (a)	1,812,283
		46,466,448
Shares	Description	Value

	Specialty Retail — 2.4%
15,846	Abercrombie & Fitch Co., Class A (a)	$1,891,695
11,702	Boot Barn Holdings, Inc. (a)	1,882,267
10,355	Dick’s Sporting Goods, Inc.	2,485,718
75,588	GameStop Corp., Class A (a)	2,033,317
75,188	Gap (The), Inc.	1,809,775
		10,102,772
	Textiles, Apparel & Luxury Goods — 1.5%
5,407	Crocs, Inc. (a)	551,893
27,734	Kontoor Brands, Inc.	2,547,368
12,819	Ralph Lauren Corp.	3,200,904
		6,300,165
	Trading Companies & Distributors — 2.2%
9,893	Applied Industrial Technologies, Inc.	2,572,477
34,899	Core & Main, Inc., Class A (a)	1,969,699
20,560	FTAI Aviation Ltd.	2,066,897
15,288	GATX Corp.	2,529,705
		9,138,778
	Total Common Stocks	422,111,851
	(Cost $347,736,374)
MONEY MARKET FUNDS — 0.1%
426,973	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (c)	426,973
	(Cost $426,973)

See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$1,669,359	Bank of America Corp., 4.34% (c), dated 01/31/25, due 02/03/25, with a maturity value of $1,669,963. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $1,702,746. (d)	$1,669,359
1,737,495	Mizuho Financial Group, Inc., 4.33% (c), dated 01/31/25, due 02/03/25, with a maturity value of $1,738,122. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,772,245. (d)	1,737,495
	Total Repurchase Agreements	3,406,854
	(Cost $3,406,854)

	Total Investments — 100.9%	425,945,678
	(Cost $351,570,201)
	Net Other Assets and Liabilities — (0.9)%	(3,598,272)
	Net Assets — 100.0%	$422,347,406

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,267,599 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,406,854.

(c)	Rate shown reflects yield as of January 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 422,111,851	$ 422,111,851	$ —	$ —
Money Market Funds	426,973	426,973	—	—
Repurchase Agreements	3,406,854	—	3,406,854	—
Total Investments	$425,945,678	$422,538,824	$3,406,854	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,267,599
Non-cash Collateral(2)	(3,267,599)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,406,854
Non-cash Collateral(4)	(3,406,854)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.3%
3,497	AAR Corp. (a)	$236,957
4,481	V2X, Inc. (a)	233,594
		470,551
	Air Freight & Logistics — 0.4%
14,429	Hub Group, Inc., Class A	643,678
	Automobile Components — 4.6%
63,390	Adient PLC (a)	1,104,888
75,586	Dana, Inc.	1,204,841
14,433	Fox Factory Holding Corp. (a)	394,309
16,104	Gentherm, Inc. (a)	614,368
121,358	Goodyear Tire & Rubber (The) Co. (a)	1,076,445
6,219	LCI Industries	651,689
7,739	Patrick Industries, Inc.	751,766
18,139	Phinia, Inc.	923,094
12,311	Visteon Corp. (a)	1,034,863
5,366	XPEL, Inc. (a) (b)	224,996
		7,981,259
	Automobiles — 0.1%
4,486	Winnebago Industries, Inc.	214,431
	Banks — 15.4%
11,013	1st Source Corp.	690,735
18,280	Associated Banc-Corp.	459,559
16,845	BankUnited, Inc.	692,498
6,543	Banner Corp.	462,394
7,539	Berkshire Hills Bancorp, Inc.	221,722
22,171	Byline Bancorp, Inc.	650,497
13,505	Cathay General Bancorp	641,352
3,475	Community Financial System, Inc.	227,717
22,437	Customers Bancorp, Inc. (a)	1,278,460
20,406	CVB Financial Corp.	425,261
50,654	Eastern Bankshares, Inc.	930,007
11,400	Enterprise Financial Services Corp.	682,176
4,161	FB Financial Corp.	219,742
4,874	First Bancorp	215,090
37,071	First Busey Corp.	900,084
38,000	First Commonwealth Financial Corp.	633,840
32,506	First Financial Bancorp	910,818
16,836	First Hawaiian, Inc.	465,010
19,802	First Interstate BancSystem, Inc., Class A	652,476
16,119	First Merchants Corp.	716,328
33,349	Fulton Financial Corp.	678,319
22,458	Hilltop Holdings, Inc.	677,782
52,316	Hope Bancorp, Inc.	610,005
Shares	Description	Value

	Banks (Continued)
10,017	Independent Bank Corp.	$672,742
4,487	NBT Bancorp, Inc.	213,716
4,164	Nicolet Bankshares, Inc.	466,909
33,123	Northwest Bancshares, Inc.	437,555
15,193	OFG Bancorp	648,893
8,600	Pacific Premier Bancorp, Inc.	222,740
8,738	Pathward Financial, Inc.	696,681
27,573	Peoples Bancorp, Inc.	900,259
7,443	Preferred Bank	679,993
23,152	Provident Financial Services, Inc.	429,933
24,441	Renasant Corp.	950,266
16,823	S&T Bancorp, Inc.	663,499
15,869	Seacoast Banking Corp. of Florida	451,473
19,697	Simmons First National Corp., Class A	447,516
2,741	Texas Capital Bancshares, Inc. (a)	216,402
12,827	TowneBank	458,822
14,713	TriCo Bancshares	645,459
24,704	Trustmark Corp.	926,400
23,673	Veritex Holdings, Inc.	634,436
13,551	WaFd, Inc.	402,194
19,759	WesBanco, Inc.	692,355
12,102	WSFS Financial Corp.	677,712
		26,577,827
	Beverages — 0.7%
714	Boston Beer (The) Co., Inc., Class A (a)	178,978
27,742	MGP Ingredients, Inc.	1,002,319
		1,181,297
	Broadline Retail — 0.7%
77,793	Kohl’s Corp. (c)	1,027,646
20,909	Savers Value Village, Inc. (a) (c)	232,926
		1,260,572
	Building Products — 2.7%
13,733	American Woodmark Corp. (a)	1,069,251
10,916	Gibraltar Industries, Inc. (a)	669,915
14,017	Hayward Holdings, Inc. (a)	211,096
26,169	JELD-WEN Holding, Inc. (a)	233,428
59,807	Masterbrand, Inc. (a)	1,035,857
36,047	Quanex Building Products Corp.	756,987
27,894	Resideo Technologies, Inc. (a)	628,173
		4,604,707
	Capital Markets — 1.5%
77,462	DigitalBridge Group, Inc.	849,758
6,965	Donnelley Financial Solutions, Inc. (a)	462,267
10,627	Federated Hermes, Inc.	422,636
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
2,188	StoneX Group, Inc. (a)	$239,630
2,915	Virtus Investment Partners, Inc.	581,542
		2,555,833
	Chemicals — 2.8%
12,682	Chemours (The) Co.	240,831
142,960	Ecovyst, Inc. (a)	1,109,370
3,969	Innospec, Inc.	449,886
11,465	Minerals Technologies, Inc.	879,251
40,720	Orion S.A.	568,044
4,568	Quaker Chemical Corp.	644,910
13,505	Stepan Co.	856,082
		4,748,374
	Commercial Services & Supplies — 2.1%
4,188	ABM Industries, Inc.	223,472
54,645	BrightView Holdings, Inc. (a)	861,205
20,096	CoreCivic, Inc. (a)	411,164
38,680	MillerKnoll, Inc.	867,979
10,802	OPENLANE, Inc. (a)	219,389
5,107	UniFirst Corp.	1,094,532
		3,677,741
	Communications Equipment — 0.7%
128,345	Viasat, Inc. (a)	1,234,679
	Consumer Finance — 1.8%
14,310	Bread Financial Holdings, Inc.	906,252
13,238	LendingClub Corp. (a)	178,581
65,747	Navient Corp.	898,762
2,007	Nelnet, Inc., Class A	221,111
20,676	PROG Holdings, Inc.	883,899
		3,088,605
	Consumer Staples Distribution & Retail — 2.2%
26,955	Andersons (The), Inc.	1,098,416
41,189	Grocery Outlet Holding Corp. (a)	666,850
16,949	Ingles Markets, Inc., Class A	1,122,363
12,903	Weis Markets, Inc.	871,727
		3,759,356
	Containers & Packaging — 0.5%
14,296	Greif, Inc., Class A	875,201
	Diversified Consumer Services — 1.7%
1,253	Graham Holdings Co., Class B	1,163,811
47,773	Laureate Education, Inc. (a)	894,311
29,399	Mister Car Wash, Inc. (a)	235,780
24,290	Perdoceo Education Corp.	699,066
		2,992,968
Shares	Description	Value

	Diversified REITs — 0.8%
24,627	Alexander & Baldwin, Inc.	$439,592
55,093	Broadstone Net Lease, Inc.	867,164
		1,306,756
	Diversified Telecommunication Services — 0.8%
137,819	Liberty Latin America Ltd., Class C (a)	844,831
50,989	Shenandoah Telecommunications Co.	550,681
		1,395,512
	Electrical Equipment — 0.1%
38,756	Shoals Technologies Group, Inc., Class A (a)	185,254
	Electronic Equipment, Instruments & Components — 2.6%
9,623	Benchmark Electronics, Inc.	410,517
7,504	Crane NXT Co.	480,031
5,913	ePlus, Inc. (a)	472,449
6,307	PC Connection, Inc.	468,105
1,370	Plexus Corp. (a)	194,143
4,300	Rogers Corp. (a)	400,115
18,415	ScanSource, Inc. (a)	770,668
17,652	TTM Technologies, Inc. (a)	434,063
51,581	Vishay Intertechnology, Inc.	873,266
		4,503,357
	Energy Equipment & Services — 0.7%
183,875	RPC, Inc.	1,127,154
	Entertainment — 0.1%
5,316	Sphere Entertainment Co. (a)	247,726
	Financial Services — 0.2%
12,652	EVERTEC, Inc.	410,810
	Food Products — 1.0%
13,155	Fresh Del Monte Produce, Inc.	401,096
360	Seaboard Corp.	877,802
6,101	TreeHouse Foods, Inc. (a)	210,607
11,913	WK Kellogg Co. (c)	197,637
		1,687,142
	Gas Utilities — 0.5%
22,087	Northwest Natural Holding Co.	881,713
	Ground Transportation — 2.9%
11,704	ArcBest Corp.	1,119,019
5,420	Avis Budget Group, Inc. (a)	486,174
119,368	Hertz Global Holdings, Inc. (a)	492,990
41,189	Marten Transport Ltd.	634,311
21,959	Schneider National, Inc., Class B	653,280
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
23,775	Universal Logistics Holdings, Inc.	$1,051,331
17,900	Werner Enterprises, Inc.	646,190
		5,083,295
	Health Care Equipment & Supplies — 1.2%
54,885	Avanos Medical, Inc. (a)	945,120
6,384	CONMED Corp.	458,243
9,956	Enovis Corp. (a)	467,733
9,450	Integra LifeSciences Holdings Corp. (a)	246,645
		2,117,741
	Health Care Providers & Services — 2.2%
67,538	AdaptHealth Corp. (a)	730,761
45,661	AMN Healthcare Services, Inc. (a)	1,256,591
49,194	Owens & Minor, Inc. (a)	700,523
51,520	Premier, Inc., Class A	1,167,443
		3,855,318
	Hotel & Resort REITs — 3.8%
71,154	Apple Hospitality REIT, Inc.	1,098,618
96,764	DiamondRock Hospitality Co.	849,588
77,627	Park Hotels & Resorts, Inc.	1,047,188
64,485	Pebblebrook Hotel Trust	846,688
106,975	RLJ Lodging Trust	1,043,006
92,248	Sunstone Hotel Investors, Inc.	1,045,170
43,268	Xenia Hotels & Resorts, Inc.	647,289
		6,577,547
	Hotels, Restaurants & Leisure — 1.5%
17,553	Bloomin’ Brands, Inc.	220,466
43,997	Krispy Kreme, Inc. (c)	399,053
9,730	Marriott Vacations Worldwide Corp.	844,272
8,149	Monarch Casino & Resort, Inc.	695,436
34,537	Playa Hotels & Resorts N.V. (a)	423,423
		2,582,650
	Household Durables — 4.4%
480	Cavco Industries, Inc. (a)	244,147
14,888	Century Communities, Inc.	1,137,145
37,549	Dream Finders Homes, Inc., Class A (a) (c)	866,255
19,335	Green Brick Partners, Inc. (a)	1,169,188
18,255	Helen of Troy Ltd. (a)	1,127,794
8,162	Hovnanian Enterprises, Inc., Class A (a)	1,080,567
Shares	Description	Value

	Household Durables (Continued)
20,054	La-Z-Boy, Inc.	$946,549
12,217	LGI Homes, Inc. (a)	1,090,734
		7,662,379
	Household Products — 0.9%
19,454	Central Garden & Pet Co., Class A (d)	606,770
10,342	Spectrum Brands Holdings, Inc.	874,520
		1,481,290
	Independent Power and Renewable Electricity Producers — 0.3%
16,803	Clearway Energy, Inc., Class C	435,702
	Industrial REITs — 0.3%
53,804	LXP Industrial Trust	447,649
	Insurance — 2.4%
4,461	Brighthouse Financial, Inc. (a)	275,288
21,320	Employers Holdings, Inc.	1,048,091
62,502	Genworth Financial, Inc. (a)	451,890
11,137	Horace Mann Educators Corp.	430,222
7,803	Safety Insurance Group, Inc.	616,515
66,639	SiriusPoint Ltd. (a)	970,264
6,473	Stewart Information Services Corp.	421,975
		4,214,245
	Interactive Media & Services — 1.5%
404,525	Getty Images Holdings, Inc. (a) (c)	1,031,539
21,185	Shutterstock, Inc.	625,381
16,080	Ziff Davis, Inc. (a)	866,551
		2,523,471
	Leisure Products — 0.9%
138,959	Topgolf Callaway Brands Corp. (a)	1,092,218
11,345	YETI Holdings, Inc. (a)	422,714
		1,514,932
	Machinery — 3.1%
2,350	Alamo Group, Inc.	436,066
5,463	Albany International Corp., Class A	441,137
5,755	Columbus McKinnon Corp.	209,597
14,327	Greenbrier (The) Cos., Inc.	949,307
4,801	Helios Technologies, Inc.	214,172
22,004	Hillman Solutions Corp. (a)	220,040
21,445	Hyster-Yale, Inc.	1,145,592
1,686	JBT Marel Corp.	224,238
36,377	Kennametal, Inc.	871,229
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
3,693	Lindsay Corp.	$495,564
5,343	Worthington Enterprises, Inc.	223,872
		5,430,814
	Media — 1.2%
3,016	Cable One, Inc.	916,894
59,717	TEGNA, Inc.	1,088,044
		2,004,938
	Metals & Mining — 1.0%
9,150	Kaiser Aluminum Corp.	640,500
2,167	Materion Corp.	218,867
27,460	Worthington Steel, Inc.	797,713
		1,657,080
	Mortgage REITs — 2.7%
24,749	Apollo Commercial Real Estate Finance, Inc.	219,276
63,088	Arbor Realty Trust, Inc. (c)	844,748
78,015	Chimera Investment Corp.	1,161,643
47,416	Claros Mortgage Trust, Inc.	156,473
78,085	Ladder Capital Corp.	875,333
107,185	MFA Financial, Inc.	1,125,443
31,425	Ready Capital Corp.	208,976
		4,591,892
	Multi-Utilities — 1.3%
29,818	Avista Corp.	1,091,935
20,431	Northwestern Energy Group, Inc.	1,101,435
		2,193,370
	Office REITs — 2.0%
11,548	Douglas Emmett, Inc.	212,021
56,599	Easterly Government Properties, Inc.	642,964
617,072	Equity Commonwealth	1,073,705
28,573	Highwoods Properties, Inc.	851,190
28,425	JBG SMITH Properties	440,872
43,385	Paramount Group, Inc.	212,153
		3,432,905
	Oil, Gas & Consumable Fuels — 5.7%
11,763	Comstock Resources, Inc. (a)	218,321
59,807	Crescent Energy Co., Class A	900,694
23,313	CVR Energy, Inc.	441,781
92,170	Green Plains, Inc. (a)	823,078
5,930	Gulfport Energy Corp. (a)	1,058,564
319,362	Kosmos Energy Ltd. (a)	1,015,571
66,639	Par Pacific Holdings, Inc. (a)	1,114,204
52,159	Peabody Energy Corp.	946,686
112,484	Talos Energy, Inc. (a)	1,115,841
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
35,324	Vital Energy, Inc. (a)	$1,126,836
39,703	World Kinect Corp.	1,122,404
		9,883,980
	Personal Care Products — 1.1%
26,005	Edgewell Personal Care Co.	865,967
96,109	Herbalife Ltd. (a)	524,755
371,657	Olaplex Holdings, Inc. (a)	579,785
		1,970,507
	Pharmaceuticals — 0.9%
37,059	Innoviva, Inc. (a)	690,780
5,595	Prestige Consumer Healthcare, Inc. (a)	429,528
12,082	Supernus Pharmaceuticals, Inc. (a)	463,586
		1,583,894
	Professional Services — 0.9%
8,548	CSG Systems International, Inc.	502,537
3,780	Kforce, Inc.	210,659
34,128	NV5 Global, Inc. (a)	642,972
13,108	Upwork, Inc. (a)	206,582
		1,562,750
	Real Estate Management & Development — 0.9%
42,138	Forestar Group, Inc. (a)	1,005,413
34,062	Newmark Group, Inc., Class A	481,296
		1,486,709
	Retail REITs — 0.1%
7,113	InvenTrust Properties Corp.	211,541
	Semiconductors & Semiconductor Equipment — 1.0%
46,359	Photronics, Inc. (a)	1,065,793
8,425	Synaptics, Inc. (a)	715,283
		1,781,076
	Software — 0.5%
15,331	Adeia, Inc.	197,003
42,790	Riot Platforms, Inc. (a) (c)	508,345
6,880	Teradata Corp. (a)	219,541
		924,889
	Specialty Retail — 4.1%
9,036	Buckle (The), Inc.	430,204
47,160	Caleres, Inc.	864,443
9,849	Foot Locker, Inc. (a)	197,472
62,146	Guess?, Inc.	802,305
41,928	National Vision Holdings, Inc. (a)	477,979
28,275	ODP (The) Corp. (a)	639,015
104,518	Sally Beauty Holdings, Inc. (a)	1,136,111
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
26,414	Shoe Carnival, Inc.	$714,763
13,793	Sonic Automotive, Inc., Class A	1,024,130
14,977	Upbound Group, Inc.	439,425
10,548	Victoria’s Secret & Co. (a)	383,525
		7,109,372
	Technology Hardware, Storage & Peripherals — 0.6%
25,377	Diebold Nixdorf, Inc. (a)	1,098,570
	Textiles, Apparel & Luxury Goods — 1.4%
16,124	Carter’s, Inc.	869,406
33,483	G-III Apparel Group Ltd. (a)	1,045,339
2,721	Oxford Industries, Inc.	228,183
5,041	Steven Madden Ltd.	206,933
		2,349,861
	Tobacco — 0.6%
19,916	Universal Corp.	1,057,938
	Trading Companies & Distributors — 2.0%
133,673	Custom Truck One Source, Inc. (a)	680,395
83,952	DNOW, Inc. (a)	1,249,206
17,624	Global Industrial Co.	435,489
68,370	MRC Global, Inc. (a)	1,003,672
		3,368,762
	Water Utilities — 0.6%
4,072	Middlesex Water Co.	206,206
17,752	SJW Group	891,683
		1,097,889
	Wireless Telecommunication Services — 0.9%
26,492	Gogo, Inc. (a)	223,592
18,850	Telephone and Data Systems, Inc.	666,348
10,251	United States Cellular Corp. (a)	643,763
		1,533,703
	Total Common Stocks	172,441,162
	(Cost $169,587,967)
MONEY MARKET FUNDS — 0.1%
238,342	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (e)	238,342
	(Cost $238,342)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.6%
$2,169,914	Bank of America Corp., 4.34% (e), dated 01/31/25, due 02/03/25, with a maturity value of $2,170,699. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $2,213,312. (f)	$2,169,914
2,258,482	Mizuho Financial Group, Inc., 4.33% (e), dated 01/31/25, due 02/03/25, with a maturity value of $2,259,297. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $2,303,652. (f)	2,258,482
	Total Repurchase Agreements	4,428,396
	(Cost $4,428,396)

	Total Investments — 102.6%	177,107,900
	(Cost $174,254,705)
	Net Other Assets and Liabilities — (2.6)%	(4,466,935)
	Net Assets — 100.0%	$172,640,965

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $4,242,873 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,428,396.

(d)	Non-income producing security which makes payment-in- kind distributions.
(e)	Rate shown reflects yield as of January 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 172,441,162	$ 172,441,162	$ —	$ —
Money Market Funds	238,342	238,342	—	—
Repurchase Agreements	4,428,396	—	4,428,396	—
Total Investments	$177,107,900	$172,679,504	$4,428,396	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,242,873
Non-cash Collateral(2)	(4,242,873)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$4,428,396
Non-cash Collateral(4)	(4,428,396)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.8%
18,036	Cadre Holdings, Inc. (a)	$695,288
66,251	Kratos Defense & Security Solutions, Inc. (b)	2,210,796
116,563	Rocket Lab USA, Inc. (b)	3,386,155
127,282	Triumph Group, Inc. (b)	2,385,265
		8,677,504
	Automobile Components — 0.9%
18,333	Dorman Products, Inc. (b)	2,406,756
193,544	Garrett Motion, Inc.	1,854,152
		4,260,908
	Banks — 5.2%
153,627	Banc of California, Inc.	2,461,104
20,268	BancFirst Corp.	2,413,513
45,128	Bancorp (The), Inc. (b)	2,755,516
10,023	City Holding Co.	1,184,017
63,880	First BanCorp	1,326,149
43,454	German American Bancorp, Inc.	1,795,954
25,418	Lakeland Financial Corp.	1,729,441
40,588	National Bank Holdings Corp., Class A	1,750,560
10,195	Park National Corp.	1,730,193
36,816	QCR Holdings, Inc.	2,862,812
61,647	Stellar Bancorp, Inc.	1,750,775
33,167	Stock Yards Bancorp, Inc.	2,444,740
11,105	Westamerica BanCorp	574,795
		24,779,569
	Beverages — 0.5%
64,348	Vita Coco (The) Co., Inc. (b)	2,409,189
	Biotechnology — 9.5%
95,242	ACADIA Pharmaceuticals, Inc. (b)	1,777,216
138,489	ADMA Biologics, Inc. (b)	2,236,597
17,729	Agios Pharmaceuticals, Inc. (b)	609,700
61,844	Amicus Therapeutics, Inc. (b)	592,466
22,789	Arcellx, Inc. (b)	1,552,615
213,126	Arcutis Biotherapeutics, Inc. (b)	2,821,788
47,885	Beam Therapeutics, Inc. (b)	1,241,179
232,407	BioCryst Pharmaceuticals, Inc. (b)	1,836,015
83,742	Catalyst Pharmaceuticals, Inc. (b)	1,889,220
164,567	Geron Corp. (b)	472,307
78,725	Iovance Biotherapeutics, Inc. (b)	460,541
55,451	Janux Therapeutics, Inc. (b)	2,411,010
43,443	Kymera Therapeutics, Inc. (b)	1,719,908
369,375	MannKind Corp. (b)	2,138,681
181,674	MiMedx Group, Inc. (b)	1,580,564
57,438	Mirum Pharmaceuticals, Inc. (b)	2,807,569
Shares	Description	Value

	Biotechnology (Continued)
68,004	Newamsterdam Pharma Co. N.V. (b)	$1,515,809
72,458	Novavax, Inc. (a) (b)	629,660
45,277	Protagonist Therapeutics, Inc. (b)	1,711,471
65,770	PTC Therapeutics, Inc. (b)	3,017,528
42,427	Rhythm Pharmaceuticals, Inc. (b)	2,521,437
98,633	TG Therapeutics, Inc. (b)	3,126,666
25,555	Twist Bioscience Corp. (b)	1,338,315
59,977	Veracyte, Inc. (b)	2,727,754
43,254	Vericel Corp. (b)	2,532,089
		45,268,105
	Building Products — 1.4%
24,474	Apogee Enterprises, Inc.	1,248,663
14,496	AZZ, Inc.	1,243,612
24,522	Griffon Corp.	1,858,032
29,943	Tecnoglass, Inc.	2,275,668
		6,625,975
	Capital Markets — 2.8%
27,585	Artisan Partners Asset Management, Inc., Class A	1,232,774
192,903	BGC Group, Inc., Class A	1,840,295
18,813	PJT Partners, Inc., Class A	3,103,580
41,035	StepStone Group, Inc., Class A	2,629,523
36,283	Victory Capital Holdings, Inc., Class A	2,401,209
226,198	WisdomTree, Inc.	2,214,478
		13,421,859
	Chemicals — 0.7%
49,038	Aspen Aerogels, Inc. (b)	573,254
14,247	Hawkins, Inc.	1,523,147
14,296	Ingevity Corp. (b)	648,324
8,175	Sensient Technologies Corp.	617,294
		3,362,019
	Commercial Services & Supplies — 2.6%
109,957	ACV Auctions, Inc., Class A (b)	2,326,690
16,080	Brady Corp., Class A	1,197,799
16,558	Cimpress PLC (b)	1,100,776
147,155	Driven Brands Holdings, Inc. (b)	2,429,529
34,697	HNI Corp.	1,729,645
328,050	Pitney Bowes, Inc.	2,922,926
49,286	Steelcase, Inc., Class A	565,803
		12,273,168
	Communications Equipment — 0.6%
44,034	Harmonic, Inc. (b)	496,704
28,291	Lumentum Holdings, Inc. (b)	2,406,432
		2,903,136
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering — 3.0%
33,561	Construction Partners, Inc., Class A (b)	$2,698,304
33,849	Granite Construction, Inc.	2,983,451
14,773	IES Holdings, Inc. (b)	3,268,970
38,859	Primoris Services Corp.	2,983,205
17,624	Sterling Infrastructure, Inc. (b)	2,510,010
		14,443,940
	Construction Materials — 0.5%
22,366	United States Lime & Minerals, Inc.	2,473,232
	Consumer Finance — 0.7%
30,964	Enova International, Inc. (b)	3,477,876
	Consumer Staples Distribution & Retail — 0.7%
60,196	Chefs’ Warehouse (The), Inc. (b)	3,242,157
	Diversified Consumer Services — 3.3%
32,679	Adtalem Global Education, Inc. (b)	3,500,901
54,305	Frontdoor, Inc. (b)	3,251,783
119,351	OneSpaWorld Holdings Ltd.	2,549,337
12,712	Strategic Education, Inc.	1,248,700
28,566	Stride, Inc. (b)	3,853,554
144,294	Udemy, Inc. (b)	1,079,319
		15,483,594
	Diversified REITs — 0.7%
45,222	American Assets Trust, Inc.	1,097,990
115,072	Empire State Realty Trust, Inc., Class A	1,100,088
162,677	Global Net Lease, Inc.	1,169,648
		3,367,726
	Diversified Telecommunication Services — 1.2%
56,281	AST SpaceMobile, Inc. (a) (b)	1,139,127
30,817	Cogent Communications Holdings, Inc.	2,321,753
1,147,381	Globalstar, Inc. (b)	1,755,493
20,075	Iridium Communications, Inc.	577,156
		5,793,529
	Electric Utilities — 0.2%
12,639	MGE Energy, Inc.	1,135,614
	Electrical Equipment — 1.6%
106,937	Bloom Energy Corp., Class A (b)	2,521,575
53,594	Enovix Corp. (a) (b)	646,344
36,685	Fluence Energy, Inc. (a) (b)	477,272
Shares	Description	Value

	Electrical Equipment (Continued)
13,394	Powell Industries, Inc.	$3,211,613
20,249	Thermon Group Holdings, Inc. (b)	560,492
		7,417,296
	Electronic Equipment, Instruments & Components — 2.4%
52,061	Arlo Technologies, Inc. (b)	609,634
22,521	CTS Corp.	1,150,598
87,692	Knowles Corp. (b)	1,660,010
170,135	Mirion Technologies, Inc. (b)	2,694,938
17,732	OSI Systems, Inc. (b)	3,483,274
24,050	PAR Technology Corp. (b)	1,745,790
		11,344,244
	Energy Equipment & Services — 3.1%
95,423	Archrock, Inc.	2,680,432
107,082	Atlas Energy Solutions, Inc. (a)	2,458,603
33,655	Core Laboratories, Inc.	571,125
46,717	Expro Group Holdings N.V. (b)	590,036
62,507	Helix Energy Solutions Group, Inc. (b)	501,306
72,713	Kodiak Gas Services, Inc.	3,401,514
91,069	Oceaneering International, Inc. (b)	2,263,065
179,387	Select Water Solutions, Inc.	2,242,337
		14,708,418
	Entertainment — 1.0%
15,227	Atlanta Braves Holdings, Inc., Class C (b)	590,046
95,831	Cinemark Holdings, Inc. (b)	2,743,642
33,358	Madison Square Garden Entertainment Corp. (b)	1,212,230
		4,545,918
	Financial Services — 3.4%
114,849	AvidXchange Holdings, Inc. (b)	1,217,399
8,874	Federal Agricultural Mortgage Corp., Class C	1,755,100
84,757	Flywire Corp. (b)	1,638,353
32,562	Merchants Bancorp	1,365,325
87,525	NCR Atleos Corp. (b)	2,788,546
32,305	NMI Holdings, Inc. (b)	1,247,619
295,702	Payoneer Global, Inc. (b)	3,134,441
131,540	Remitly Global, Inc. (b)	3,091,190
		16,237,973
	Food Products — 1.7%
28,846	Cal-Maine Foods, Inc.	3,112,483
3,755	J & J Snack Foods Corp.	515,299
30,465	Simply Good Foods (The) Co. (b)	1,157,670
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
18,019	Tootsie Roll Industries, Inc.	$559,670
63,016	Vital Farms, Inc. (b)	2,764,827
		8,109,949
	Gas Utilities — 0.1%
4,801	Chesapeake Utilities Corp.	586,922
	Health Care Equipment & Supplies — 3.0%
129,362	Alphatec Holdings, Inc. (b)	1,525,178
83,074	Artivion, Inc. (b)	2,571,971
34,235	Inari Medical, Inc. (b)	2,727,502
13,170	iRhythm Technologies, Inc. (b)	1,433,555
18,968	LeMaitre Vascular, Inc.	1,838,568
29,497	PROCEPT BioRobotics Corp. (b)	2,138,533
16,173	Tandem Diabetes Care, Inc. (b)	599,371
4,857	UFP Technologies, Inc. (b)	1,334,024
		14,168,702
	Health Care Providers & Services — 2.5%
9,474	Addus HomeCare Corp. (b)	1,185,766
263,898	Alignment Healthcare, Inc. (b)	4,061,390
18,477	Astrana Health, Inc. (b)	681,247
322,263	LifeStance Health Group, Inc. (b)	2,568,436
11,041	National HealthCare Corp.	1,133,580
106,050	NeoGenomics, Inc. (b)	1,516,515
33,772	Progyny, Inc. (b)	782,497
		11,929,431
	Health Care REITs — 0.1%
8,406	National Health Investors, Inc.	572,533
	Health Care Technology — 1.2%
55,607	Doximity, Inc., Class A (b)	3,286,374
51,784	Evolent Health, Inc., Class A (b)	541,143
69,464	Phreesia, Inc. (b)	1,976,945
		5,804,462
	Hotels, Restaurants & Leisure — 4.6%
22,442	Brinker International, Inc. (b)	4,083,771
50,065	Cheesecake Factory (The), Inc. (a)	2,811,150
19,958	Dave & Buster’s Entertainment, Inc. (b)	530,084
319,919	Global Business Travel Group I (b)	2,821,686
12,599	Red Rock Resorts, Inc., Class A	617,981
478,822	Sabre Corp. (b)	1,604,054
22,873	Shake Shack, Inc., Class A (b)	2,701,987
54,513	Sweetgreen, Inc., Class A (b)	1,794,568
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
47,078	Travel + Leisure Co.	$2,559,160
31,104	United Parks & Resorts, Inc. (b)	1,634,826
35,740	Wendy’s (The) Co.	530,024
		21,689,291
	Household Products — 0.1%
2,400	WD-40 Co.	563,880
	Insurance — 4.1%
30,638	Baldwin Insurance Group (The), Inc. (b)	1,254,626
23,405	Goosehead Insurance, Inc., Class A	2,508,314
80,939	Lemonade, Inc. (b)	2,690,412
44,658	Mercury General Corp.	2,225,755
130,037	Oscar Health, Inc., Class A (b)	2,158,614
28,117	Palomar Holdings, Inc. (b)	3,032,981
58,742	Skyward Specialty Insurance Group, Inc. (b)	2,601,096
61,594	Trupanion, Inc. (b)	2,922,019
		19,393,817
	Interactive Media & Services — 1.2%
64,999	Cargurus, Inc. (b)	2,547,961
68,525	Cars.com, Inc. (b)	1,227,968
39,442	TripAdvisor, Inc. (b)	692,601
30,686	Yelp, Inc. (b)	1,225,599
		5,694,129
	Leisure Products — 0.6%
341,247	Peloton Interactive, Inc., Class A (b)	2,644,664
	Life Sciences Tools & Services — 0.5%
23,751	Azenta, Inc. (b)	1,283,742
45,745	BioLife Solutions, Inc. (b)	1,249,067
1,080	OmniAb, Inc. - 12.5 Earnout Shares (b) (c) (d) (e) (f)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (b) (c) (d) (e) (f)	0
		2,532,809
	Machinery — 3.5%
60,619	Atmus Filtration Technologies, Inc.	2,535,087
45,242	Blue Bird Corp. (b)	1,611,520
28,901	Enerpac Tool Group Corp.	1,306,036
13,120	ESCO Technologies, Inc.	1,741,549
77,676	Mueller Water Products, Inc., Class A	1,786,548
93,155	REV Group, Inc.	3,232,478
6,351	Standex International Corp.	1,160,328
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
7,145	Tennant Co.	$611,040
67,666	Trinity Industries, Inc.	2,559,805
		16,544,391
	Media — 1.6%
129,644	EchoStar Corp., Class A (b)	3,585,953
55,801	Integral Ad Science Holding Corp. (b)	586,468
27,169	John Wiley & Sons, Inc., Class A	1,112,027
149,188	Magnite, Inc. (b)	2,566,034
		7,850,482
	Metals & Mining — 0.9%
130,355	Century Aluminum Co. (b)	2,382,890
305,542	Coeur Mining, Inc. (b)	2,016,577
		4,399,467
	Mortgage REITs — 0.6%
33,461	Blackstone Mortgage Trust, Inc., Class A (a)	602,298
46,457	Franklin BSP Realty Trust, Inc.	591,398
138,817	PennyMac Mortgage Investment Trust	1,887,911
		3,081,607
	Office REITs — 0.2%
38,370	COPT Defense Properties	1,129,613
	Oil, Gas & Consumable Fuels — 1.5%
107,860	Calumet, Inc. (b)	1,910,201
11,132	Core Natural Resources, Inc.	1,005,665
52,352	Kinetik Holdings, Inc.	3,373,039
30,374	Sitio Royalties Corp., Class A	611,732
		6,900,637
	Paper & Forest Products — 0.4%
22,117	Sylvamo Corp.	1,771,572
	Passenger Airlines — 0.8%
29,650	SkyWest, Inc. (b)	3,585,278
	Pharmaceuticals — 1.8%
220,669	Amneal Pharmaceuticals, Inc. (b)	1,822,726
15,690	Amphastar Pharmaceuticals, Inc. (b)	547,110
21,482	ANI Pharmaceuticals, Inc. (b)	1,259,705
20,334	Collegium Pharmaceutical, Inc. (b)	653,128
50,790	Harmony Biosciences Holdings, Inc. (b)	1,969,128
11,083	Ligand Pharmaceuticals, Inc. (b)	1,291,724
139,056	Ocular Therapeutix, Inc. (b)	1,070,731
		8,614,252
Shares	Description	Value

	Professional Services — 1.8%
29,025	CBIZ, Inc. (b)	$2,490,635
12,687	CRA International, Inc.	2,329,079
19,114	Huron Consulting Group, Inc. (b)	2,423,273
158,128	Legalzoom.com, Inc. (b)	1,421,571
		8,664,558
	Residential REITs — 0.5%
139,974	Apartment Investment and Management Co., Class A	1,265,365
13,953	NexPoint Residential Trust, Inc.	550,864
30,856	UMH Properties, Inc.	555,100
		2,371,329
	Retail REITs — 1.5%
19,335	Getty Realty Corp.	599,579
87,736	Macerich (The) Co.	1,823,154
155,335	SITE Centers Corp.	2,326,918
34,795	Tanger, Inc.	1,141,972
55,235	Urban Edge Properties	1,123,480
		7,015,103
	Semiconductors & Semiconductor Equipment — 1.4%
24,027	Ambarella, Inc. (b)	1,843,352
38,401	Semtech Corp. (b)	2,571,331
11,071	SiTime Corp. (b)	2,260,698
		6,675,381
	Software — 11.5%
13,269	Agilysys, Inc. (b)	1,197,129
19,532	Alarm.com Holdings, Inc. (b)	1,185,006
64,751	Alkami Technology, Inc. (b)	2,252,687
17,664	Appian Corp., Class A (b)	619,830
117,172	Asana, Inc., Class A (b)	2,500,450
179,821	AvePoint, Inc. (b)	3,377,038
19,545	BlackLine, Inc. (b)	1,247,948
41,731	Braze, Inc., Class A (b)	1,918,791
50,761	C3.ai, Inc., Class A (b)	1,591,357
376,659	Cipher Mining, Inc. (b)	2,158,256
65,604	Clear Secure, Inc., Class A	1,552,847
63,507	Clearwater Analytics Holdings, Inc., Class A (b)	1,788,357
61,819	DoubleVerify Holdings, Inc. (b)	1,274,090
29,221	Five9, Inc. (b)	1,197,769
108,083	Freshworks, Inc., Class A (b)	2,010,344
37,059	Intapp, Inc. (b)	2,641,936
15,325	InterDigital, Inc.	2,804,169
71,990	Klaviyo, Inc., Class A (b)	3,312,260
57,547	LiveRamp Holdings, Inc. (b)	1,956,598
28,211	MeridianLink, Inc. (b)	543,062
31,904	PagerDuty, Inc. (b)	590,862
18,228	Progress Software Corp.	1,045,011
26,529	PROS Holdings, Inc. (b)	626,615
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
14,481	Rapid7, Inc. (b)	$557,808
67,840	RingCentral, Inc., Class A (b)	2,362,189
122,646	SolarWinds Corp.	1,824,972
149,640	SoundHound AI, Inc., Class A (a) (b)	2,117,406
140,537	Sprinklr, Inc., Class A (b)	1,252,185
18,970	Sprout Social, Inc., Class A (b)	619,750
524,531	Terawulf, Inc. (a) (b)	2,502,013
43,262	Verint Systems, Inc. (b)	1,097,990
55,649	Vertex, Inc., Class A (b)	3,213,730
		54,940,455
	Specialized REITs — 0.6%
21,465	Four Corners Property Trust, Inc.	588,785
96,157	Outfront Media, Inc.	1,769,289
31,524	Safehold, Inc.	511,004
		2,869,078
	Specialty Retail — 1.6%
88,649	Chewy, Inc., Class A (b)	3,455,538
122,629	Warby Parker, Inc., Class A (b)	3,398,050
1,482	Winmark Corp.	577,372
		7,430,960
	Technology Hardware, Storage & Peripherals — 0.6%
71,076	IonQ, Inc. (a) (b)	2,806,791
	Textiles, Apparel & Luxury Goods — 0.6%
133,732	Wolverine World Wide, Inc.	2,986,236
	Trading Companies & Distributors — 0.8%
50,805	Distribution Solutions Group, Inc. (b)	1,638,461
24,255	H&E Equipment Services, Inc.	2,151,176
		3,789,637
	Water Utilities — 0.3%
26,198	California Water Service Group	1,186,507
	Total Common Stocks	475,956,872
	(Cost $405,758,421)
MONEY MARKET FUNDS — 0.0%
283,084	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (g)	283,084
	(Cost $283,084)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.4%
$5,506,838	Bank of America Corp., 4.34% (g), dated 01/31/25, due 02/03/25, with a maturity value of $5,508,830. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/27 to 05/15/44. The value of the collateral including accrued interest is $5,616,975. (h)	$5,506,838
5,731,606	Mizuho Financial Group, Inc., 4.33% (g), dated 01/31/25, due 02/03/25, with a maturity value of $5,733,674. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 5.00%, due 08/31/25 to 06/30/30. The value of the collateral including accrued interest is $5,846,239. (h)	5,731,606
	Total Repurchase Agreements	11,238,444
	(Cost $11,238,444)

	Total Investments — 102.4%	487,478,400
	(Cost $417,279,949)
	Net Other Assets and Liabilities — (2.4)%	(11,420,104)
	Net Assets — 100.0%	$476,058,296

(a)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $10,822,954 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,238,444.

(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of January 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 2,532,809	$ 2,532,809	$ —	$ —**
Other Industry Categories*	473,424,063	473,424,063	—	—
Money Market Funds	283,084	283,084	—	—
Repurchase Agreements	11,238,444	—	11,238,444	—
Total Investments	$487,478,400	$476,239,956	$11,238,444	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,822,954
Non-cash Collateral(2)	(10,822,954)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$11,238,444
Non-cash Collateral(4)	(11,238,444)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities
January 31, 2025 (Unaudited)

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
ASSETS:
Investments, at value	$1,326,221,716	$1,279,671,351	$993,332,663
Cash	—	—	—
Receivables:
Dividends	820,201	239,974	255,638
Securities lending income	—	8,877	18,373
Prepaid expenses	9,888	9,764	7,983
Total Assets	1,327,051,805	1,279,929,966	993,614,657

LIABILITIES:
Payables:
Investment advisory fees	558,721	535,768	408,806
Licensing fees	44,799	43,377	31,790
Shareholder reporting fees	26,650	26,229	20,090
Audit and tax fees	18,073	18,076	18,137
Trustees’ fees	1,660	1,643	1,433
Collateral for securities on loan	6	7,667,183	21,235,335
Investment securities purchased	—	—	—
Other liabilities	181,240	178,165	154,342
Total Liabilities	831,149	8,470,441	21,869,933
NET ASSETS	$1,326,220,656	$1,271,459,525	$971,744,724

NET ASSETS consist of:
Paid-in capital	$1,305,307,791	$1,318,003,975	$1,145,248,064
Par value	122,000	105,500	94,500
Accumulated distributable earnings (loss)	20,790,865	(46,649,950)	(173,597,840)
NET ASSETS	$1,326,220,656	$1,271,459,525	$971,744,724
NET ASSET VALUE, per share	$108.71	$120.52	$102.83
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,200,002	10,550,002	9,450,002
Investments, at cost	$1,133,514,265	$1,104,406,045	$861,224,088
Securities on loan, at value	$—	$7,364,717	$20,394,578
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$1,187,274,476	$1,157,769,233	$136,060,640	$241,350,813	$233,590,406	$425,945,678
—	—	—	—	—	—

1,192,430	278,760	88,112	43,072	73,375	36,506
—	110	999	1,807	616	5,512
9,553	9,058	4,186	4,519	—	—
1,188,476,459	1,158,057,161	136,153,937	241,400,211	233,664,397	425,987,696

510,167	487,563	56,918	96,268	136,382	233,436
42,662	39,042	5,270	8,178	—	—
28,952	27,435	1,906	1,906	—	—
18,073	18,035	18,197	17,981	—	—
1,678	1,602	963	973	—	—
—	1,584	991,309	1,991,894	3,039,220	3,406,854
—	—	—	—	—	—
174,531	160,917	38,032	45,994	—	—
776,063	736,178	1,112,595	2,163,194	3,175,602	3,640,290
$1,187,700,396	$1,157,320,983	$135,041,342	$239,237,017	$230,488,795	$422,347,406

$1,313,361,124	$999,150,953	$169,287,635	$238,096,430	$267,927,238	$483,744,431
151,000	79,500	16,000	16,500	42,000	50,000
(125,811,728)	158,090,530	(34,262,293)	1,124,087	(37,480,443)	(61,447,025)
$1,187,700,396	$1,157,320,983	$135,041,342	$239,237,017	$230,488,795	$422,347,406
$78.66	$145.57	$84.40	$144.99	$54.88	$84.47
15,100,002	7,950,002	1,600,002	1,650,002	4,200,002	5,000,002
$1,121,703,910	$925,868,398	$129,631,423	$188,011,763	$221,127,736	$351,570,201
$—	$—	$946,103	$1,910,474	$2,915,708	$3,267,599
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities (Continued)
January 31, 2025 (Unaudited)

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
ASSETS:
Investments, at value	$177,107,900	$487,478,400
Cash	—	3,933
Receivables:
Dividends	54,934	94,407
Securities lending income	8,071	7,284
Prepaid expenses	—	—
Total Assets	177,170,905	487,584,024

LIABILITIES:
Payables:
Investment advisory fees	101,544	283,352
Licensing fees	—	—
Shareholder reporting fees	—	—
Audit and tax fees	—	—
Trustees’ fees	—	—
Collateral for securities on loan	4,428,396	11,238,444
Investment securities purchased	—	3,932
Other liabilities	—	—
Total Liabilities	4,529,940	11,525,728
NET ASSETS	$172,640,965	$476,058,296

NET ASSETS consist of:
Paid-in capital	$229,826,065	$567,999,624
Par value	31,000	60,000
Accumulated distributable earnings (loss)	(57,216,100)	(92,001,328)
NET ASSETS	$172,640,965	$476,058,296
NET ASSET VALUE, per share	$55.69	$79.34
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,100,002	6,000,002
Investments, at cost	$174,254,705	$417,279,949
Securities on loan, at value	$4,242,873	$10,822,954
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations
For the Six Months Ended January 31, 2025 (Unaudited)

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
INVESTMENT INCOME:
Dividends	$12,502,633	$10,449,394	$8,554,199
Other income	—	—	—
Securities lending income (net of fees)	686	36,638	117,185
Foreign withholding tax	(1,814)	(3,076)	(7,537)
Total investment income	12,501,505	10,482,956	8,663,847

EXPENSES:
Investment advisory fees	3,250,718	3,155,588	2,366,777
Accounting and administration fees	284,690	278,238	217,906
Licensing fees	68,800	66,897	50,010
Shareholder reporting fees	29,932	33,343	29,078
Transfer agent fees	28,856	28,381	23,633
Custodian fees	24,937	25,575	29,153
Audit and tax fees	13,258	13,266	13,272
Legal fees	12,176	11,712	8,803
Trustees’ fees and expenses	5,964	5,931	5,643
Listing fees	4,342	4,342	3,838
Other expenses	10,105	9,835	7,469
Total expenses	3,733,778	3,633,108	2,755,582
NET INVESTMENT INCOME (LOSS)	8,767,727	6,849,848	5,908,265

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(29,239,495)	(6,655,315)	(15,294,922)
In-kind redemptions	140,825,195	96,468,461	74,630,301
Net realized gain (loss)	111,585,700	89,813,146	59,335,379
Net change in unrealized appreciation (depreciation) on investments	(7,832,562)	(41,844,900)	(33,260,898)
NET REALIZED AND UNREALIZED GAIN (LOSS)	103,753,138	47,968,246	26,074,481
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,520,865	$54,818,094	$31,982,746

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$16,366,515	$6,352,739	$1,758,292	$1,179,130	$2,638,343	$1,528,265
33,599	—	—	—	—	—
49	2,354	4,127	15,764	8,650	20,707
—	(3,225)	(1,294)	(533)	(547)	—
16,400,163	6,351,868	1,761,125	1,194,361	2,646,446	1,548,972

3,075,849	2,842,487	352,587	551,609	780,676 (a)	1,303,280 (a)
271,294	253,798	35,475	53,464	—	—
65,932	60,721	10,846	14,818	—	—
35,955	32,031	12,018	14,432	—	—
27,982	26,815	3,526	5,516	—	—
21,144	16,081	18,833	21,058	—	—
13,244	13,241	13,303	13,280	—	—
12,162	11,297	1,598	1,969	—	—
5,958	5,849	4,955	4,993	—	—
4,342	4,342	5,351	5,351	—	—
12,538	11,522	1,575	1,909	—	—
3,546,400	3,278,184	460,067	688,399	780,676	1,303,280
12,853,763	3,073,684	1,301,058	505,962	1,865,770	245,692

(25,797,292)	(31,835,637)	5,953,788	(758,821)	10,489,099	(10,325,685)
100,641,777	200,908,702	2,221,112	21,342,278	1,609,970	34,492,335
74,844,485	169,073,065	8,174,900	20,583,457	12,099,069	24,166,650
(62,541,260)	14,156,226	(8,912,187)	8,793,655	(15,026,853)	11,804,591
12,303,225	183,229,291	(737,287)	29,377,112	(2,927,784)	35,971,241
$25,156,988	$186,302,975	$563,771	$29,883,074	$(1,062,014)	$36,216,933
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations (Continued)
For the Six Months Ended January 31, 2025 (Unaudited)

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
INVESTMENT INCOME:
Dividends	$1,885,707	$2,570,792
Other income	—	—
Securities lending income (net of fees)	17,772	98,516
Foreign withholding tax	(1,363)	(2,230)
Total investment income	1,902,116	2,667,078

EXPENSES:
Investment advisory fees	601,224 (a)	1,374,008 (a)
Accounting and administration fees	—	—
Licensing fees	—	—
Shareholder reporting fees	—	—
Transfer agent fees	—	—
Custodian fees	—	—
Audit and tax fees	—	—
Legal fees	—	—
Trustees’ fees and expenses	—	—
Listing fees	—	—
Other expenses	—	—
Total expenses	601,224	1,374,008
NET INVESTMENT INCOME (LOSS)	1,300,892	1,293,070

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,553,132	(20,988,527)
In-kind redemptions	2,059,864	42,251,124
Net realized gain (loss)	8,612,996	21,262,597
Net change in unrealized appreciation (depreciation) on investments	(16,939,040)	13,387,762
NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,326,044)	34,650,359
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,025,152)	$35,943,429

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets

	First Trust Large Cap Core AlphaDEX® Fund (FEX)		First Trust Mid Cap Core AlphaDEX® Fund (FNX)
	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$8,767,727	$14,857,158	$6,849,848	$12,129,538
Net realized gain (loss)	111,585,700	115,191,746	89,813,146	97,859,673
Net change in unrealized appreciation (depreciation)	(7,832,562)	36,125,493	(41,844,900)	59,492,947
Net increase (decrease) in net assets resulting from operations	112,520,865	166,174,397	54,818,094	169,482,158

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(9,387,902)	(14,726,322)	(10,103,512)	(12,749,047)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	449,646,383	320,853,899	315,612,442	397,843,357
Cost of shares redeemed	(468,600,262)	(412,203,567)	(313,984,296)	(410,293,586)
Net increase (decrease) in net assets resulting from shareholder transactions	(18,953,879)	(91,349,668)	1,628,146	(12,450,229)
Total increase (decrease) in net assets	84,179,084	60,098,407	46,342,728	144,282,882

NET ASSETS:
Beginning of period	1,242,041,572	1,181,943,165	1,225,116,797	1,080,833,915
End of period	$1,326,220,656	$1,242,041,572	$1,271,459,525	$1,225,116,797

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	12,400,002	13,500,002	10,550,002	10,700,002
Shares sold	4,300,000	3,400,000	2,700,000	3,650,000
Shares redeemed	(4,500,000)	(4,500,000)	(2,700,000)	(3,800,000)
Shares outstanding, end of period	12,200,002	12,400,002	10,550,002	10,550,002
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)		First Trust Large Cap Value AlphaDEX® Fund (FTA)		First Trust Large Cap Growth AlphaDEX® Fund (FTC)		First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024

$5,908,265	$10,672,170	$12,853,763	$25,528,876	$3,073,684	$3,513,602	$1,301,058	$3,146,026
59,335,379	41,318,622	74,844,485	75,520,869	169,073,065	139,603,609	8,174,900	7,640,788
(33,260,898)	62,729,229	(62,541,260)	34,033,827	14,156,226	39,721,054	(8,912,187)	9,779,497
31,982,746	114,720,021	25,156,988	135,083,572	186,302,975	182,838,265	563,771	20,566,311

(10,593,062)	(10,612,872)	(14,094,602)	(25,622,313)	(3,085,716)	(3,780,021)	(1,682,762)	(3,164,113)

247,568,428	40,336,990	431,217,302	280,706,895	536,045,959	394,066,059	—	3,655,311
(228,690,573)	(85,669,872)	(477,644,445)	(419,500,650)	(665,966,364)	(505,228,793)	(12,830,995)	(46,150,618)
18,877,855	(45,332,882)	(46,427,143)	(138,793,755)	(129,920,405)	(111,162,734)	(12,830,995)	(42,495,307)
40,267,539	58,774,267	(35,364,757)	(29,332,496)	53,296,854	67,895,510	(13,949,986)	(25,093,109)

931,477,185	872,702,918	1,223,065,153	1,252,397,649	1,104,024,129	1,036,128,619	148,991,328	174,084,437
$971,744,724	$931,477,185	$1,187,700,396	$1,223,065,153	$1,157,320,983	$1,104,024,129	$135,041,342	$148,991,328

9,300,002	9,850,002	15,750,002	17,800,002	8,950,002	9,950,002	1,750,002	2,300,002
2,500,000	450,000	5,500,000	3,750,000	4,000,000	3,450,000	—	50,000
(2,350,000)	(1,000,000)	(6,150,000)	(5,800,000)	(5,000,000)	(4,450,000)	(150,000)	(600,000)
9,450,002	9,300,002	15,100,002	15,750,002	7,950,002	8,950,002	1,600,002	1,750,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets (Continued)

	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)		First Trust Mid Cap Value AlphaDEX® Fund (FNK)
	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$505,962	$496,943	$1,865,770	$3,968,231
Net realized gain (loss)	20,583,457	16,180,356	12,099,069	9,268,627
Net change in unrealized appreciation (depreciation)	8,793,655	11,293,336	(15,026,853)	17,753,521
Net increase (decrease) in net assets resulting from operations	29,883,074	27,970,635	(1,062,014)	30,990,379

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,098,197)	(496,106)	(2,212,921)	(4,050,401)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	74,370,797	60,498,448	16,226,557	85,081,208
Cost of shares redeemed	(73,363,554)	(58,873,657)	(10,752,592)	(121,379,555)
Net increase (decrease) in net assets resulting from shareholder transactions	1,007,243	1,624,791	5,473,965	(36,298,347)
Total increase (decrease) in net assets	29,792,120	29,099,320	2,199,030	(9,358,369)

NET ASSETS:
Beginning of period	209,444,897	180,345,577	228,289,765	237,648,134
End of period	$239,237,017	$209,444,897	$230,488,795	$228,289,765

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,650,002	4,100,002	4,850,002
Shares sold	500,000	500,000	300,000	1,650,000
Shares redeemed	(500,000)	(500,000)	(200,000)	(2,400,000)
Shares outstanding, end of period	1,650,002	1,650,002	4,200,002	4,100,002
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)		First Trust Small Cap Value AlphaDEX® Fund (FYT)		First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024

$245,692	$216,695	$1,300,892	$3,017,617	$1,293,070	$930,375
24,166,650	25,291,975	8,612,996	12,177,471	21,262,597	7,123,744
11,804,591	19,556,723	(16,939,040)	13,883,777	13,387,762	21,639,544
36,216,933	45,065,393	(7,025,152)	29,078,865	35,943,429	29,693,663

(2,039,106)	(275,455)	(2,338,837)	(2,728,477)	(2,409,706)	(1,221,196)

165,775,599	167,323,398	13,825,963	28,889,674	283,392,156	96,927,881
(126,233,830)	(140,201,890)	(18,987,355)	(42,210,131)	(136,313,590)	(60,073,009)
39,541,769	27,121,508	(5,161,392)	(13,320,457)	147,078,566	36,854,872
73,719,596	71,911,446	(14,525,381)	13,029,931	180,612,289	65,327,339

348,627,810	276,716,364	187,166,346	174,136,415	295,446,007	230,118,668
$422,347,406	$348,627,810	$172,640,965	$187,166,346	$476,058,296	$295,446,007

4,550,002	4,150,002	3,200,002	3,450,002	4,150,002	3,600,002
2,050,000	2,400,000	250,000	550,000	3,700,000	1,600,000
(1,600,000)	(2,000,000)	(350,000)	(800,000)	(1,850,000)	(1,050,000)
5,000,002	4,550,002	3,100,002	3,200,002	6,000,002	4,150,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Large Cap Core AlphaDEX® Fund (FEX)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$100.16	$87.55	$81.83	$86.85	$62.29	$62.11
Income from investment operations:
Net investment income (loss)	0.71 (a)	1.18 (a)	1.35 (a)	1.01	0.71	0.93
Net realized and unrealized gain (loss)	8.61	12.60	5.74	(5.08)	24.55	0.20
Total from investment operations	9.32	13.78	7.09	(4.07)	25.26	1.13
Distributions paid to shareholders from:
Net investment income	(0.77)	(1.17)	(1.37)	(0.95)	(0.70)	(0.95)
Net asset value, end of period	$108.71	$100.16	$87.55	$81.83	$86.85	$62.29
Total return (b)	9.33%	15.89%	8.86%	(4.73)%	40.77%	1.95%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,326,221	$1,242,042	$1,181,943	$1,104,730	$1,189,909	$924,980
Ratio of total expenses to average net assets	0.57% (c)	0.58%	0.60%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.35% (c)	1.30%	1.67%	1.16%	0.94%	1.49%
Portfolio turnover rate (d)	40%	88%	87%	87%	91%	104%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$116.12	$101.01	$92.46	$99.26	$64.83	$69.86
Income from investment operations:
Net investment income (loss)	0.64 (a)	1.13 (a)	1.11 (a)	1.08	0.70	0.85
Net realized and unrealized gain (loss)	4.71	15.17	8.60	(6.74)	34.51	(4.93)
Total from investment operations	5.35	16.30	9.71	(5.66)	35.21	(4.08)
Distributions paid to shareholders from:
Net investment income	(0.95)	(1.19)	(1.16)	(1.14)	(0.78)	(0.95)
Net asset value, end of period	$120.52	$116.12	$101.01	$92.46	$99.26	$64.83
Total return (b)	4.63%	16.28%	10.70%	(5.74)%	54.62%	(5.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,271,460	$1,225,117	$1,080,834	$975,495	$1,027,303	$589,912
Ratio of total expenses to average net assets	0.58% (c)	0.58%	0.60%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	1.09% (c)	1.11%	1.22%	1.12%	0.79%	1.32%
Portfolio turnover rate (d)	47%	103%	106%	95%	114%	115%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Core AlphaDEX® Fund (FYX)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$100.16	$88.60	$84.49	$91.31	$55.98	$61.84
Income from investment operations:
Net investment income (loss)	0.63 (a)	1.11 (a)	0.95 (a)	1.05	0.61	0.51
Net realized and unrealized gain (loss)	3.18	11.57	4.13	(6.92)	35.35	(5.75)
Total from investment operations	3.81	12.68	5.08	(5.87)	35.96	(5.24)
Distributions paid to shareholders from:
Net investment income	(1.14)	(1.12)	(0.97)	(0.95)	(0.63)	(0.62)
Net asset value, end of period	$102.83	$100.16	$88.60	$84.49	$91.31	$55.98
Total return (b)	3.83%	14.47%	6.16%	(6.50)%	64.45%	(8.55)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$971,745	$931,477	$872,703	$827,993	$917,700	$397,470
Ratio of total expenses to average net assets	0.58% (c) (d)	0.59%	0.60%	0.59%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	1.25% (c) (d)	1.27%	1.17%	1.18%	0.77%	0.93%
Portfolio turnover rate (e)	50%	112%	109%	94%	116%	123%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Value AlphaDEX® Fund (FTA)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$77.65	$70.36	$66.10	$65.80	$46.39	$52.79
Income from investment operations:
Net investment income (loss)	0.83 (a)	1.54 (a)	1.50 (a)	1.21	1.01	1.11
Net realized and unrealized gain (loss)	1.09	7.29	4.22	0.27 (b)	19.41	(6.28)
Total from investment operations	1.92	8.83	5.72	1.48	20.42	(5.17)
Distributions paid to shareholders from:
Net investment income	(0.91)	(1.54)	(1.46)	(1.18)	(1.01)	(1.23)
Net asset value, end of period	$78.66	$77.65	$70.36	$66.10	$65.80	$46.39
Total return (c)	2.47%	12.79%	8.90%	2.24%	44.43%	(9.84)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,187,700	$1,223,065	$1,252,398	$1,160,039	$1,065,981	$617,016
Ratio of total expenses to average net assets	0.58% (d)	0.58%	0.60%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	2.09% (d)	2.19%	2.27%	1.79%	1.76%	2.12%
Portfolio turnover rate (e)	33%	81%	80%	75%	91%	94%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$123.35	$104.13	$96.84	$112.65	$82.09	$71.35
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.37 (a)	0.93 (a)	0.37	(0.07)	0.55
Net realized and unrealized gain (loss)	22.23	19.25	7.36	(15.96)	30.67	10.80
Total from investment operations	22.60	19.62	8.29	(15.59)	30.60	11.35
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.40)	(1.00)	(0.22)	(0.04)	(0.61)
Net asset value, end of period	$145.57	$123.35	$104.13	$96.84	$112.65	$82.09
Total return (b)	18.34%	18.89%	8.71%	(13.84)%	37.30%	16.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,157,321	$1,104,024	$1,036,129	$929,704	$1,194,111	$989,147
Ratio of total expenses to average net assets	0.58% (c)	0.58%	0.60%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	0.54% (c)	0.33%	0.98%	0.32%	(0.07)%	0.76%
Portfolio turnover rate (d)	56%	116%	127%	121%	116%	138%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$85.14	$75.69	$70.76	$71.04	$46.72	$54.39
Income from investment operations:
Net investment income (loss)	0.78 (a)	1.52 (a)	1.38 (a)	1.20	0.84	0.95
Net realized and unrealized gain (loss)	(0.50)	9.47	4.94	(0.35)	24.34	(7.54)
Total from investment operations	0.28	10.99	6.32	0.85	25.18	(6.59)
Distributions paid to shareholders from:
Net investment income	(1.02)	(1.54)	(1.39)	(1.13)	(0.86)	(1.08)
Net asset value, end of period	$84.40	$85.14	$75.69	$70.76	$71.04	$46.72
Total return (b)	0.35%	14.76%	9.19%	1.20%	54.35%	(12.24)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$135,041	$148,991	$174,084	$176,894	$166,942	$51,387
Ratio of total expenses to average net assets	0.65% (c)	0.64%	0.64%	0.66%	0.69%	0.74%
Ratio of net expenses to average net assets	0.65% (c)	0.64%	0.64%	0.66%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets	1.85% (c)	2.01%	1.96%	1.64%	1.43%	1.86%
Portfolio turnover rate (d)	42%	87%	85%	76%	92%	98%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$126.94	$109.30	$101.49	$119.58	$83.11	$75.90
Income from investment operations:
Net investment income (loss)	0.31 (a)	0.31 (a)	0.72 (a)	0.46	(0.11)	0.42
Net realized and unrealized gain (loss)	18.44	17.64	7.81	(18.27)	36.71	7.27
Total from investment operations	18.75	17.95	8.53	(17.81)	36.60	7.69
Distributions paid to shareholders from:
Net investment income	(0.70)	(0.31)	(0.72)	(0.28)	(0.13)	(0.48)
Net asset value, end of period	$144.99	$126.94	$109.30	$101.49	$119.58	$83.11
Total return (b)	14.81%	16.47%	8.50%	(14.91)%	44.10%	10.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$239,237	$209,445	$180,346	$182,686	$221,229	$170,367
Ratio of total expenses to average net assets	0.62% (c)	0.62%	0.64%	0.63%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets	0.46% (c)	0.28%	0.72%	0.39%	(0.09)%	0.56%
Portfolio turnover rate (d)	56%	115%	125%	115%	104%	123%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$55.68	$49.00	$44.58	$44.69	$27.71	$34.67
Income from investment operations:
Net investment income (loss)	0.46 (a)	0.88 (a)	0.78 (a)	0.74	0.54	0.63
Net realized and unrealized gain (loss)	(0.71)	6.69	4.42	(0.16)	16.98	(6.86)
Total from investment operations	(0.25)	7.57	5.20	0.58	17.52	(6.23)
Distributions paid to shareholders from:
Net investment income	(0.55)	(0.89)	(0.78)	(0.69)	(0.54)	(0.73)
Net asset value, end of period	$54.88	$55.68	$49.00	$44.58	$44.69	$27.71
Total return (b)	(0.44)%	15.68%	11.95%	1.31%	63.76%	(18.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$230,489	$228,290	$237,648	$222,894	$140,774	$34,636
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.67% (c)	1.79%	1.77%	1.63%	1.33%	2.04%
Portfolio turnover rate (d)	44%	98%	102%	84%	102%	107%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$76.62	$66.68	$61.22	$73.58	$51.23	$46.59
Income from investment operations:
Net investment income (loss)	0.05 (a)	0.05 (a)	0.21 (a)	0.01	(0.18)	0.11
Net realized and unrealized gain (loss)	8.25	9.95	5.49	(12.37)	22.69	4.67
Total from investment operations	8.30	10.00	5.70	(12.36)	22.51	4.78
Distributions paid to shareholders from:
Net investment income	(0.45)	(0.06)	(0.24)	—	(0.16)	(0.14)
Net asset value, end of period	$84.47	$76.62	$66.68	$61.22	$73.58	$51.23
Total return (b)	10.86%	15.01%	9.37%	(16.80)%	44.02%	10.28%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$422,347	$348,628	$276,716	$281,629	$463,572	$338,149
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.13% (c)	0.07%	0.35%	0.09%	(0.24)%	0.23%
Portfolio turnover rate (d)	63%	134%	142%	136%	138%	135%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Value AlphaDEX® Fund (FYT)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$58.49	$50.47	$48.64	$50.28	$30.78	$34.66
Income from investment operations:
Net investment income (loss)	0.43 (a)	0.87 (a)	0.66 (a)	0.67	0.45	0.38
Net realized and unrealized gain (loss)	(2.45)	7.95	1.96 (b)	(1.69)	19.52	(3.75)
Total from investment operations	(2.02)	8.82	2.62	(1.02)	19.97	(3.37)
Distributions paid to shareholders from:
Net investment income	(0.78)	(0.80)	(0.79)	(0.62)	(0.47)	(0.51)
Net asset value, end of period	$55.69	$58.49	$50.47	$48.64	$50.28	$30.78
Total return (c)	(3.44)%	17.68%	5.61%	(2.06)%	65.22%	(9.83)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$172,641	$187,166	$174,136	$223,722	$268,991	$46,176
Ratio of total expenses to average net assets	0.70% (d) (e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.51% (d) (e)	1.71%	1.42%	1.29%	1.08%	1.18%
Portfolio turnover rate (f)	57%	114%	110%	90%	109%	120%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$71.19	$63.92	$60.22	$71.14	$44.46	$46.87
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.23 (a)	0.36 (a)	0.54	0.03	0.17
Net realized and unrealized gain (loss)	8.39	7.34	3.47	(10.99)	26.72	(2.40)
Total from investment operations	8.64	7.57	3.83	(10.45)	26.75	(2.23)
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.30)	(0.13)	(0.47)	(0.07)	(0.18)
Net asset value, end of period	$79.34	$71.19	$63.92	$60.22	$71.14	$44.46
Total return (b)	12.18%	11.92%	6.38%	(14.81)%	60.24%	(4.79)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$476,058	$295,446	$230,119	$201,727	$394,827	$146,704
Ratio of total expenses to average net assets	0.70% (c) (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.66% (c) (d)	0.37%	0.62%	0.88%	0.02%	0.44%
Portfolio turnover rate (e)	65%	141%	140%	132%	151%	137%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eleven Style Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Style Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)
First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)
First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)
First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)
First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)
First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)
First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)
First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)
First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)
First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)
First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Large Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap CoreTM Index
First Trust Mid Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap CoreTM Index
First Trust Small Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap CoreTM Index
First Trust Large Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap ValueTM Index
First Trust Large Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap GrowthTM Index
First Trust Multi Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Multi Cap ValueTM Index
First Trust Multi Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Multi Cap GrowthTM Index
First Trust Mid Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap ValueTM Index
First Trust Mid Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap GrowthTM Index
First Trust Small Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap ValueTM Index
First Trust Small Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap GrowthTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brother Harriman & Co. (“BBH”) was the securities lending agent for FNX prior to November 14, 2024. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2025, all the Funds except FEX, FTA, and FTC had securities in the securities lending program. During the six months ended January 31, 2025, all the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2025, were received as collateral for lending securities.
F. Restricted Securities
As of January 31, 2025, FAD and FYC held restricted securities as shown in the following tables that the Advisor has deemed illiquid pursuant to procedures adopted by FAD and FYC’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FAD
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FYC
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$14,726,322	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	12,749,047	—	—
First Trust Small Cap Core AlphaDEX® Fund	10,612,872	—	—
First Trust Large Cap Value AlphaDEX® Fund	25,622,313	—	—
First Trust Large Cap Growth AlphaDEX® Fund	3,780,021	—	—
First Trust Multi Cap Value AlphaDEX® Fund	3,164,113	—	—
First Trust Multi Cap Growth AlphaDEX® Fund	496,106	—	—
First Trust Mid Cap Value AlphaDEX® Fund	4,050,401	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	275,455	—	—
First Trust Small Cap Value AlphaDEX® Fund	2,728,477	—	—
First Trust Small Cap Growth AlphaDEX® Fund	1,221,196	—	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,675,551	$(278,103,907)	$194,086,258
First Trust Mid Cap Core AlphaDEX® Fund	2,815,228	(303,630,402)	209,450,642
First Trust Small Cap Core AlphaDEX® Fund	3,144,545	(360,738,367)	162,606,298
First Trust Large Cap Value AlphaDEX® Fund	2,901,766	(257,138,317)	117,362,437
First Trust Large Cap Growth AlphaDEX® Fund	178,717	(241,855,966)	216,550,520
First Trust Multi Cap Value AlphaDEX® Fund	316,790	(48,075,386)	14,615,294
First Trust Multi Cap Growth AlphaDEX® Fund	509,554	(72,140,268)	43,969,924
First Trust Mid Cap Value AlphaDEX® Fund	388,787	(60,438,900)	25,844,605
First Trust Mid Cap Growth AlphaDEX® Fund	1,303,528	(158,065,926)	61,137,546
First Trust Small Cap Value AlphaDEX® Fund	284,974	(66,852,224)	18,715,139
First Trust Small Cap Growth AlphaDEX® Fund	1,388,421	(183,227,660)	56,304,188

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of January 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Large Cap Core AlphaDEX® Fund	$278,103,907
First Trust Mid Cap Core AlphaDEX® Fund	303,630,402
First Trust Small Cap Core AlphaDEX® Fund	360,738,367
First Trust Large Cap Value AlphaDEX® Fund	257,138,317
First Trust Large Cap Growth AlphaDEX® Fund	241,855,966
First Trust Multi Cap Value AlphaDEX® Fund	48,075,386
First Trust Multi Cap Growth AlphaDEX® Fund	72,140,268
First Trust Mid Cap Value AlphaDEX® Fund	60,438,900
First Trust Mid Cap Growth AlphaDEX® Fund	158,065,926
First Trust Small Cap Value AlphaDEX® Fund	66,852,224
First Trust Small Cap Growth AlphaDEX® Fund	183,227,660
During the taxable year ended July 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Large Cap Core AlphaDEX® Fund	$14,846,985
First Trust Small Cap Core AlphaDEX® Fund	20,950,091
First Trust Large Cap Growth AlphaDEX® Fund	17,776,042
First Trust Multi Cap Value AlphaDEX® Fund	1,165,008
First Trust Multi Cap Growth AlphaDEX® Fund	11,105
First Trust Small Cap Value AlphaDEX® Fund	6,438,757
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Funds had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
As of January 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,133,514,265	$225,313,066	$(32,605,615)	$192,707,451
First Trust Mid Cap Core AlphaDEX® Fund	1,104,406,045	216,516,461	(41,251,155)	175,265,306
First Trust Small Cap Core AlphaDEX® Fund	861,224,088	173,982,564	(41,873,989)	132,108,575
First Trust Large Cap Value AlphaDEX® Fund	1,121,703,910	127,312,307	(61,741,741)	65,570,566
First Trust Large Cap Growth AlphaDEX® Fund	925,868,398	240,700,040	(8,799,205)	231,900,835
First Trust Multi Cap Value AlphaDEX® Fund	129,631,423	15,533,166	(9,103,949)	6,429,217
First Trust Multi Cap Growth AlphaDEX® Fund	188,011,763	55,687,572	(2,348,522)	53,339,050
First Trust Mid Cap Value AlphaDEX® Fund	221,127,736	26,259,264	(13,796,594)	12,462,670
First Trust Mid Cap Growth AlphaDEX® Fund	351,570,201	78,977,086	(4,601,609)	74,375,477
First Trust Small Cap Value AlphaDEX® Fund	174,254,705	16,615,578	(13,762,383)	2,853,195
First Trust Small Cap Growth AlphaDEX® Fund	417,279,949	80,475,494	(10,277,043)	70,198,451
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund and First Trust Small Cap Growth AlphaDEX® Fund (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
J. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%
Fund net assets greater than $15 billion	0.5950%
For the First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund and First Trust Multi Cap Growth AlphaDEX® Fund (the “Non-Unitary Fee Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the Non-Unitary Fee Funds, the Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). These Funds will have the Expense Cap in effect until at least November 30, 2025. For the six months ended January 31, 2025, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended January 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$514,349,609	$514,004,785
First Trust Mid Cap Core AlphaDEX® Fund	590,564,664	593,586,188
First Trust Small Cap Core AlphaDEX® Fund	468,370,706	471,211,736
First Trust Large Cap Value AlphaDEX® Fund	399,302,511	399,246,906
First Trust Large Cap Growth AlphaDEX® Fund	629,991,653	631,342,841
First Trust Multi Cap Value AlphaDEX® Fund	58,607,730	58,859,029
First Trust Multi Cap Growth AlphaDEX® Fund	123,080,193	123,773,653
First Trust Mid Cap Value AlphaDEX® Fund	97,588,001	97,765,570
First Trust Mid Cap Growth AlphaDEX® Fund	233,667,349	235,047,751
First Trust Small Cap Value AlphaDEX® Fund	99,084,440	99,223,378
First Trust Small Cap Growth AlphaDEX® Fund	249,829,543	250,181,433
For the six months ended January 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$448,860,672	$468,392,886
First Trust Mid Cap Core AlphaDEX® Fund	315,215,206	313,919,929
First Trust Small Cap Core AlphaDEX® Fund	247,029,301	229,058,980
First Trust Large Cap Value AlphaDEX® Fund	430,179,571	477,000,571
First Trust Large Cap Growth AlphaDEX® Fund	535,384,507	665,009,806
First Trust Multi Cap Value AlphaDEX® Fund	—	12,805,503
First Trust Multi Cap Growth AlphaDEX® Fund	74,193,576	73,261,909
First Trust Mid Cap Value AlphaDEX® Fund	16,134,293	10,711,600
First Trust Mid Cap Growth AlphaDEX® Fund	165,595,230	126,494,735
First Trust Small Cap Value AlphaDEX® Fund	13,796,105	18,958,526
First Trust Small Cap Growth AlphaDEX® Fund	282,678,672	136,268,753
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended January 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Disclaimer
Nasdaq®, Nasdaq AlphaDEX Large Cap CoreTM Index, Nasdaq AlphaDEX Mid Cap CoreTM Index, Nasdaq AlphaDEX Small Cap CoreTM Index, Nasdaq AlphaDEX Large Cap ValueTM Index, Nasdaq AlphaDEX Large Cap GrowthTM Index, Nasdaq AlphaDEX Multi Cap ValueTM Index, Nasdaq AlphaDEX Multi Cap GrowthTM Index, Nasdaq AlphaDEX Mid Cap ValueTM Index, Nasdaq AlphaDEX Mid Cap GrowthTM Index, Nasdaq AlphaDEX Small Cap ValueTM Index and Nasdaq AlphaDEX Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals of an investment advisory contract during the Registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 8, 2025

* Print the name and title of each signing officer under his or her signature.